FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05387
                                    ----------

                          FRANKLIN MUTUAL SERIES FUNDS

               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2789
            -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                                                            -----------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (210) 912-2100
                                                     ----------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:   9/30/08
                          ----------


Item 1. Schedule of Investments.



Franklin Mutual Series Funds

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2008

CONTENTS

Mutual Shares Fund ........................................................    3
Mutual Qualified Fund .....................................................   13
Mutual Beacon Fund ........................................................   22
Mutual Discovery Fund .....................................................   31
Mutual European Fund ......................................................   40
Mutual Financial Services Fund ............................................   46
Notes to Statements of Investments ........................................   52

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - Templeton - MUTUAL SERIES


                    Quarterly Statements of Investments | 1

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

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                    SHARES/
             MUTUAL SHARES FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 84.4%
             AEROSPACE & DEFENSE 0.1%
         (a) GenCorp Inc. ................................................    United States        2,073,770       $     13,977,210
                                                                                                                   ----------------
             AIR FREIGHT & LOGISTICS 1.1%
             Deutsche Post AG ............................................       Germany           7,318,811            152,989,226
             TNT NV ......................................................    Netherlands          2,200,935             60,373,080
                                                                                                                   ----------------
                                                                                                                        213,362,306
                                                                                                                   ----------------
             AIRLINES 0.2%
         (a) ACE Aviation Holdings Inc., A ...............................       Canada            2,497,781             18,442,120
         (a) Northwest Airlines Corp. ....................................    United States        3,005,148             27,136,486
      (a, b) Northwest Airlines Corp., Contingent Distribution ...........    United States      111,348,000                417,555
                                                                                                                   ----------------
                                                                                                                         45,996,161
                                                                                                                   ----------------
             AUTO COMPONENTS 0.6%
   (a, b, c) Collins & Aikman Products Co., Contingent Distribution ......    United States        3,845,673                     --
         (a) Dana Holding Corp ...........................................    United States        1,727,168              8,359,493
      (a, b) Dana Holding Corp., Contingent Distribution .................    United States       45,477,000              1,364,310
         (a) Goodyear Tire & Rubber Co. ..................................    United States        4,294,179             65,743,880
         (a) Lear Corp. ..................................................    United States        2,563,001             26,911,511
                                                                                                                   ----------------
                                                                                                                        102,379,194
                                                                                                                   ----------------
             AUTOMOBILES 1.0%
             Daimler AG ..................................................       Germany           1,413,460             71,579,313
             Harley-Davidson Inc. ........................................    United States        1,811,753             67,578,387
(a, d, e, f) IACNA Investor LLC ..........................................    United States          678,719                  6,787
(a, d, e, f) International Automotive Components Group Brazil LLC ........       Brazil            6,069,096             14,032,594
(a, d, e, f) International Automotive Components Group Japan LLC .........        Japan            1,104,272              4,434,538
(a, d, e, f) International Automotive Components Group LLC ...............     Luxembourg         25,796,752             16,963,944
(a, d, e, f) International Automotive Components Group NA LLC, A .........    United States       19,434,979             13,874,632
                                                                                                                   ----------------
                                                                                                                        188,470,195
                                                                                                                   ----------------
             BEVERAGES 3.9%
             Anheuser-Busch Cos. Inc. ....................................    United States        2,730,510            177,155,489
             Brown-Forman Corp., A .......................................    United States          125,460              8,907,660
             Brown-Forman Corp., B .......................................    United States          606,036             43,519,445
             Carlsberg AS, B .............................................       Denmark             984,186             73,858,024
             Coca-Cola Enterprises Inc. ..................................    United States        8,021,543            134,521,276
         (a) Dr. Pepper Snapple Group Inc. ...............................    United States        3,843,779            101,783,268
             Pernod Ricard SA ............................................       France            2,062,832            179,272,332
                                                                                                                   ----------------
                                                                                                                        719,017,494
                                                                                                                   ----------------
             BIOTECHNOLOGY 0.5%
         (a) Genentech Inc. ..............................................    United States       1,089,593              96,625,107
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 3

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL SHARES FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             BUILDING PRODUCTS 0.5%
             Armstrong World Industries Inc. .............................    United States          410,714       $     11,869,635
         (a) Owens Corning Inc. ..........................................    United States        3,320,705             79,398,056
                                                                                                                   ----------------
                                                                                                                         91,267,691
                                                                                                                   ----------------
             CAPITAL MARKETS 0.4%
             Legg Mason Inc. .............................................    United States           25,305                963,108
             The Goldman Sachs Group Inc. ................................    United States          555,910             71,156,480
                                                                                                                   ----------------
                                                                                                                         72,119,588
                                                                                                                   ----------------
             CHEMICALS 1.1%
   (a, b, c) Dow Corning Corp., Contingent Distribution ..................    United States       21,830,547              3,157,637
             Huntsman Corp. ..............................................    United States          514,450              6,482,070
             Koninklijke DSM NV ..........................................     Netherlands         1,813,228             85,077,529
             Linde AG ....................................................       Germany             487,364             51,747,198
             Rohm and Haas Co. ...........................................    United States          782,240             54,756,800
                                                                                                                   ----------------
                                                                                                                        201,221,234
                                                                                                                   ----------------
             COMMERCIAL BANKS 3.0%
             Banco Popolare SpA ..........................................        Italy            4,088,405             62,630,127
             Danske Bank AS ..............................................       Denmark           5,051,544            118,823,440
   (a, d, e) Elephant Capital Holdings Ltd. ..............................        Japan               64,834                     --
             Fifth Third Bancorp .........................................    United States        1,366,200             16,257,780
      (a, e) Guaranty Bancorp ............................................    United States        5,731,834             34,964,187
             Intesa Sanpaolo SpA .........................................        Italy           15,273,862             82,612,680
      (a, d) NCB Warrant Holdings Ltd., A ................................        Japan              301,530                     --
             Societe Generale, A .........................................       France            1,183,312            103,203,034
             U.S. Bancorp ................................................    United States        3,891,839            140,184,041
                                                                                                                   ----------------
                                                                                                                        558,675,289
                                                                                                                   ----------------
             COMMERCIAL SERVICES & SUPPLIES 0.0%(g)
         (a) Comdisco Holding Co. Inc. ...................................    United States            2,122                 20,180
      (a, b) Comdisco Holding Co. Inc., Contingent Distribution ..........    United States       86,205,000                     --
                                                                                                                   ----------------
                                                                                                                             20,180
                                                                                                                   ----------------
             COMMUNICATIONS EQUIPMENT 1.1%
             Motorola Inc. ...............................................    United States       18,235,530            130,201,684
             Telefonaktiebolaget LM Ericsson, B ..........................       Sweden            7,247,347             66,881,546
             Telefonaktiebolaget LM Ericsson, B, ADR .....................       Sweden              327,200              3,085,496
                                                                                                                   ----------------
                                                                                                                        200,168,726
                                                                                                                   ----------------
             COMPUTERS & PERIPHERALS 2.1%
   (a, d, e) DecisionOne Corp. ...........................................    United States        1,879,100                     --
   (a, d, e) DecisionOne Corp., wts., 6/08/17 ............................    United States        1,031,766                     --
         (a) Dell Inc. ...................................................    United States       13,795,240            227,345,555


                    4 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL SHARES FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             COMPUTERS & PERIPHERALS (CONTINUED)
             Diebold Inc. ................................................    United States        2,195,220       $     72,683,734
         (a) Lexmark International Inc., A ...............................    United States        2,487,110             81,005,173
                                                                                                                   ----------------
                                                                                                                        381,034,462
                                                                                                                   ----------------
             CONSUMER FINANCE 1.4%
             American Express Co. ........................................    United States        1,967,350             69,703,211
      (a, d) Cerberus CG Investor I LLC ..................................    United States       56,116,385             27,325,770
      (a, d) Cerberus CG Investor II LLC .................................    United States       56,116,385             27,325,770
      (a, d) Cerberus CG Investor III LLC ................................    United States       28,058,192             13,662,885
      (a, d) Cerberus FIM Investors Auto Finance LLC .....................    United States       15,536,148              5,510,495
      (a, d) Cerberus FIM Investors Commercial Finance LLC ...............    United States        1,294,114                459,008
      (a, d) Cerberus FIM Investors Commercial Mortgage LLC ..............    United States        2,425,617                860,339
      (a, d) Cerberus FIM Investors Insurance LLC ........................    United States       11,863,844              4,207,970
      (a, d) Cerberus FIM Investors Rescap LLC ...........................    United States       22,088,027              7,834,372
         (a) SLM Corp. ...................................................    United States        8,534,510            105,315,853
                                                                                                                   ----------------
                                                                                                                        262,205,673
                                                                                                                   ----------------
             CONTAINERS & PACKAGING 0.3%
             Temple-Inland Inc. ..........................................    United States        4,053,220             61,852,137
                                                                                                                   ----------------
             DIVERSIFIED CONSUMER SERVICES 0.2%
             Hillenbrand Inc. ............................................    United States        1,462,406             29,482,105
                                                                                                                   ----------------
             DIVERSIFIED FINANCIAL SERVICES 1.4%
             CIT Group Inc. ..............................................    United States        7,725,535             53,769,724
   (a, d, e) GLCP Harrah's Investment LP .................................    United States       22,185,100              6,655,530
             JPMorgan Chase & Co. ........................................    United States        4,447,250            207,686,575
      (a, b) Marconi Corp., Contingent Distribution ......................   United Kingdom       77,739,439                     --
                                                                                                                   ----------------
                                                                                                                        268,111,829
                                                                                                                   ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
(a, d, e, f) AboveNet Inc. ...............................................    United States          842,420             42,121,000
(a, d, e, f) AboveNet Inc., stock grant, grant price $20.95, expiration
                date 9/09/13 .............................................    United States            1,065                 27,104
(a, d, e, f) AboveNet Inc., wts., 9/08/10 ................................    United States           34,449                964,572
   (a, b, c) Global Crossing Holdings Ltd., Contingent Distribution ......    United States      105,649,309                     --
             Koninklijke (Royal) KPN NV ..................................     Netherlands         6,052,416             86,774,015
             Qwest Communications International Inc. .....................    United States        6,047,300             19,532,779
             Telefonica SA ...............................................        Spain            4,693,640            110,856,708
                                                                                                                   ----------------
                                                                                                                        260,276,178
                                                                                                                   ----------------
             ELECTRIC UTILITIES 1.6%
             E.ON AG .....................................................       Germany           2,052,057            103,629,970
             Entergy Corp. ...............................................    United States          821,510             73,122,605
             Exelon Corp. ................................................    United States        2,046,010            128,121,146
                                                                                                                   ----------------
                                                                                                                        304,873,721
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 5

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL SHARES FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.8%
             Tyco Electronics Ltd. .......................................    United States        5,025,352       $    139,001,236
                                                                                                                   ----------------
             ENERGY EQUIPMENT & SERVICES 1.7%
             Baker Hughes Inc. ...........................................    United States        1,510,260             91,431,141
         (a) Exterran Holding Inc. .......................................    United States        2,387,650             76,309,294
         (a) Pride International Inc. ....................................    United States        1,850,030             54,779,388
         (a) Transocean Inc. .............................................    United States          928,750            102,013,900
                                                                                                                   ----------------
                                                                                                                        324,533,723
                                                                                                                   ----------------
             FOOD & STAPLES RETAILING 3.4%
             Carrefour SA ................................................        France           3,033,038            141,223,623
             CVS Caremark Corp. ..........................................    United States        8,321,806            280,111,990
             Kroger Co. ..................................................    United States        5,047,388            138,702,222
             Wal-Mart Stores Inc. ........................................    United States        1,341,630             80,350,221
                                                                                                                   ----------------
                                                                                                                        640,388,056
                                                                                                                   ----------------
             FOOD PRODUCTS 4.2%
             Cadbury PLC .................................................   United Kingdom       12,897,968            130,434,264
             Groupe Danone ...............................................        France           1,342,702             94,438,949
             Kraft Foods Inc., A .........................................    United States        5,832,022            190,998,720
             Nestle SA ...................................................     Switzerland         6,531,700            279,996,389
             Wm. Wrigley Jr. Co. .........................................    United States        1,135,829             90,184,823
                                                                                                                   ----------------
                                                                                                                        786,053,145
                                                                                                                   ----------------
             HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
             Hill-Rom Holdings Inc. ......................................    United States        1,462,406             44,325,526
                                                                                                                   ----------------
             HEALTH CARE PROVIDERS & SERVICES 2.4%
         (a) Community Health Systems Inc. ...............................    United States        4,806,000            140,863,860
   (a, d, e) Kindred Healthcare Inc. .....................................    United States        2,883,197             75,515,254
             Quest Diagnostics Inc. ......................................    United States        1,757,022             90,785,327
      (a, e) Tenet Healthcare Corp. ......................................    United States       25,881,411            143,641,831
                                                                                                                   ----------------
                                                                                                                        450,806,272
                                                                                                                   ----------------
             HOTELS, RESTAURANTS & LEISURE 0.0%(g)
         (a) Trump Entertainment Resorts Inc. ............................    United States        1,823,378              2,224,521
                                                                                                                   ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
             Constellation Energy Group ..................................    United States        2,726,737             66,259,709
                                                                                                                   ----------------
             INDUSTRIAL CONGLOMERATES 4.0%
             Keppel Corp. Ltd. ...........................................      Singapore         16,278,934             89,963,563
             Koninklijke Philips Electronics NV ..........................     Netherlands         4,479,993            120,273,792
         (f) Orkla ASA ...................................................        Norway          24,350,543            219,101,872
             Siemens AG ..................................................       Germany           2,072,525            193,292,415
             Tyco International Ltd. .....................................    United States        3,657,657            128,091,148
                                                                                                                   ----------------
                                                                                                                        750,722,790
                                                                                                                   ----------------


                     6 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL SHARES FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             INSURANCE 8.3%
             ACE Ltd. ....................................................    United States          830,400       $     44,949,552
         (a) Alleghany Corp. .............................................    United States          355,624            129,802,760
             Allianz SE ..................................................       Germany             635,950             86,560,616
         (a) Berkshire Hathaway Inc., A ..................................    United States            1,590            207,654,000
         (a) Berkshire Hathaway Inc., B ..................................    United States           84,150            369,839,250
         (a) Conseco Inc. ................................................    United States        4,553,790             16,029,341
             Old Republic International Corp. ............................    United States        6,101,302             77,791,600
      (a, d) Olympus Re Holdings Ltd. ....................................    United States          202,380                653,161
             Prudential Financial Inc. ...................................    United States        1,403,550            101,055,600
             The Travelers Cos. Inc. .....................................    United States        1,385,982             62,646,386
         (e) White Mountains Insurance Group Ltd. ........................    United States          729,457            342,662,426
             Zurich Financial Services AG ................................     Switzerland           352,340             95,887,620
                                                                                                                   ----------------
                                                                                                                      1,535,532,312
                                                                                                                   ----------------
             INTERNET SOFTWARE & SERVICES 0.2%
         (a) Yahoo! Inc. .................................................    United States        2,583,330             44,691,609
                                                                                                                   ----------------
             IT SERVICES 0.7%
         (a) Alliance Data Systems Corp. .................................    United States        2,116,320            134,132,362
                                                                                                                   ----------------
             LEISURE EQUIPMENT & PRODUCTS 1.8%
             Eastman Kodak Co. ...........................................    United States        8,494,150            130,640,027
             Mattel Inc. .................................................    United States       11,761,430            212,176,197
                                                                                                                   ----------------
                                                                                                                        342,816,224
                                                                                                                   ----------------
             LIFE SCIENCES TOOLS & SERVICES 0.2%
         (a) MDS Inc. ....................................................       Canada            3,411,468             40,730,598
                                                                                                                   ----------------
             MACHINERY 0.6%
             AB SKF, B ...................................................       Sweden            4,550,800             57,089,242
         (e) Federal Signal Corp. ........................................    United States        3,360,800             46,042,960
      (a, d) Motor Coach Industries International Inc., wts., 5/27/09 ....    United States               12                     --
                                                                                                                   ----------------
                                                                                                                        103,132,202
                                                                                                                   ----------------
             MARINE 0.7%
             A.P. Moller - Maersk AS .....................................       Denmark              15,130            129,518,620
                                                                                                                   ----------------y
             MEDIA 6.1%
         (a) Adelphia Recovery Trust .....................................    United States       99,967,609              1,999,352
      (a, b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
                Contingent Distribution ..................................    United States       12,005,115              4,441,893
      (a, b) Century Communications Corp., Contingent Distribution .......    United States       33,138,000                     --
             Comcast Corp., A ............................................    United States       19,942,140            393,259,001
             News Corp., A ...............................................    United States       22,460,462            269,300,939
         (a) Time Warner Cable Inc., A ...................................    United States        2,237,969             54,158,850
             Time Warner Inc. ............................................    United States       15,148,228            198,593,269
   (a, c, e) TVMAX Holdings Inc. .........................................    United States          257,217                     --


                     Quarterly Statements of Investments | 7

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL SHARES FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             MEDIA (CONTINUED)
         (a) Viacom Inc., B ..............................................    United States        5,357,471       $    133,079,580
             Virgin Media Inc. ...........................................   United Kingdom        9,133,425             72,154,057
                                                                                                                   ----------------
                                                                                                                      1,126,986,941
                                                                                                                   ----------------
             METALS & MINING 1.5%
             AK Steel Holding Corp. ......................................    United States        2,300,050             59,617,296
             Alcoa Inc. ..................................................    United States        5,784,240            130,608,139
             Cleveland-Cliffs Inc. .......................................    United States        1,644,909             87,081,483
                                                                                                                   ----------------
                                                                                                                        277,306,918
                                                                                                                   ----------------
             MULTI-UTILITIES 1.2%
             GDF Suez ....................................................       France            1,350,502             69,340,920
             NorthWestern Corp. ..........................................    United States          723,649             18,185,299
      (a, b) NorthWestern Corp., Contingent Distribution .................    United States       21,699,220                     --
             RWE AG ......................................................       Germany           1,322,484            126,409,989
         (a) Suez Environnement SA .......................................       France              194,376              4,782,269
                                                                                                                   ----------------
                                                                                                                        218,718,477
                                                                                                                   ----------------
             OIL, GAS & CONSUMABLE FUELS 2.8%
      (a, c) Apco Oil Corp. ..............................................    United States            9,200                     --
             BP PLC ......................................................   United Kingdom        9,485,110             78,985,891
             BP PLC, ADR .................................................   United Kingdom           46,400              2,327,888
             Marathon Oil Corp. ..........................................    United States        2,866,428            114,284,484
             Noble Energy Inc. ...........................................    United States        1,193,750             66,360,563
             Royal Dutch Shell PLC, A ....................................   United Kingdom        5,993,596            173,471,772
             Total SA, B .................................................       France            1,523,752             91,268,613
                                                                                                                   ----------------
                                                                                                                        526,699,211
                                                                                                                   ----------------
             PAPER & FOREST PRODUCTS 4.3%
         (a) Domtar Corp. ................................................    United States       16,037,820             73,773,972
             International Paper Co. .....................................    United States        9,480,806            248,207,501
             MeadWestvaco Corp. ..........................................    United States        4,116,457             95,954,613
             Mondi Ltd. ..................................................   United Kingdom          236,911              1,256,045
             Weyerhaeuser Co. ............................................    United States        6,165,330            373,495,691
                                                                                                                   ----------------
                                                                                                                        792,687,822
                                                                                                                   ----------------
             PHARMACEUTICALS 2.8%
         (a) Barr Pharmaceuticals Inc. ...................................    United States        1,190,500             77,739,650
             Bristol-Myers Squibb Co. ....................................    United States        3,834,520             79,949,742
             Novartis AG .................................................     Switzerland         2,427,900            126,426,134
             Pfizer Inc. .................................................    United States        9,036,420            166,631,585
         (a) Valeant Pharmaceuticals International .......................    United States        3,520,835             72,071,492
                                                                                                                   ----------------
                                                                                                                        522,818,603
                                                                                                                   ----------------


                     8 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL SHARES FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.2%
      (a, e) Alexander's Inc. ............................................    United States          326,675       $    130,670,000
             Link REIT ...................................................      Hong Kong         18,587,646             38,634,921
             Ventas Inc. .................................................    United States        1,072,765             53,016,046
                                                                                                                   ----------------
                                                                                                                        222,320,967
                                                                                                                   ----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
         (c) Canary Wharf Group PLC ......................................   United Kingdom       14,262,931             89,398,334
         (a) Forestar Real Estate Group ..................................    United States        1,473,566             21,735,099
      (a, h) The St. Joe Co. .............................................    United States        1,100,535             43,019,913
                                                                                                                   ----------------
                                                                                                                        154,153,346
                                                                                                                   ----------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
         (a) LSI Corp. ...................................................    United States       24,355,334            130,544,590
             Maxim Integrated Products Inc. ..............................    United States        5,769,500            104,427,950
                                                                                                                   ----------------
                                                                                                                        234,972,540
                                                                                                                   ----------------
             SOFTWARE 1.6%
             Microsoft Corp. .............................................    United States       10,837,929            289,264,325
                                                                                                                   ----------------
             SPECIALTY RETAIL 0.7%
             The Home Depot Inc. .........................................    United States        5,318,910            137,706,580
                                                                                                                   ----------------
             TOBACCO 8.2%
             Altria Group Inc. ...........................................    United States        5,137,730            101,932,563
             British American Tobacco PLC ................................   United Kingdom       12,181,486            397,647,484
             British American Tobacco PLC, ADR ...........................   United Kingdom           70,550              4,374,100
             Imperial Tobacco Group PLC ..................................   United Kingdom       10,399,933            333,808,005
             Japan Tobacco Inc. ..........................................        Japan               30,953            116,708,291
             KT&G Corp. ..................................................     South Korea         1,769,655            132,081,890
             Lorillard Inc. ..............................................    United States          407,850             29,018,527
             Philip Morris International Inc. ............................    United States        1,599,950             76,957,595
             Reynolds American Inc. ......................................    United States        4,794,760            233,121,231
             UST Inc. ....................................................    United States        1,483,440             98,708,098
                                                                                                                   ----------------
                                                                                                                      1,524,357,784
                                                                                                                   ----------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(g)
         (a) Groupe Eurotunnel SA ........................................       France               30,676                359,887
         (a) Groupe Eurotunnel SA, wts., 12/30/11 ........................       France            2,855,237                763,128
                                                                                                                   ----------------
                                                                                                                          1,123,015
                                                                                                                   ----------------
             WIRELESS TELECOMMUNICATION SERVICES 0.4%
             Sprint Nextel Corp. .........................................    United States       10,590,390             64,601,379
                                                                                                                   ----------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $16,655,544,061) ...................................                                           15,699,723,293
                                                                                                                   ----------------


                     Quarterly Statements of Investments | 9

Franklin Mutual Series Funds

             MUTUAL SHARES FUND                                                  COUNTRY            SHARES               VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             PREFERRED STOCKS 0.1%
             AUTO COMPONENTS 0.1%
         (d) Dana Holding Corp., 4.00%, cvt. pfd., B .....................    United States          163,322       $      9,391,015
                                                                                                                   ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(g)
         (d) PTV Inc., 10.00%, pfd., A ...................................   United Kingdom          199,566                103,774
                                                                                                                   ----------------
             TOTAL PREFERRED STOCKS (COST $16,611,592) ...................                                                9,494,789
                                                                                                                   ----------------

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT(i)
                                                                                              ------------------
             CORPORATE BONDS & NOTES 2.3%
         (j) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ......       Canada            5,190,000 CAD          4,503,558
         (d) Cerberus CG Investor I LLC, 12.00%, 7/31/14 .................    United States       49,252,400             23,983,365
         (d) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ................    United States       49,252,400             23,983,365
         (d) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ...............    United States       24,626,200             11,991,683
         (d) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ...    United States       46,576,742             16,520,240
         (d) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
                11/22/13 .................................................    United States        3,882,344              1,377,023
         (d) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
                11/22/13 .................................................    United States        7,276,853              2,581,017
         (d) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ......    United States       35,591,534             12,623,912
         (d) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .........    United States       66,264,075             23,503,113
      (d, e) DecisionOne Corp.,
                12.00%, 4/15/10 ..........................................    United States        2,394,254              2,394,254
         (k) FRN, 7.25%, 5/12/09                                              United States          433,342                433,342
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 .......................................       France               53,400 EUR            127,295
                T2, 3.00%, 7/28/09 .......................................       France               43,989 GBP            148,154
                T3, 3.00%, 7/28/10 .......................................       France           18,944,500 EUR         45,159,920
                T3, 3.00%, 7/28/10 .......................................       France           11,239,769 GBP         37,855,383
   (d, e, f) International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ..................................................    United States        5,851,000              4,760,965
      (d, k) Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 9.50%, 9/19/09 ..................    United States        2,323,479              2,296,294
                Second Lien DIP Trust A Term Loan, 14.50%, 9/19/09 .......    United States        6,070,046              5,068,489
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 .......    United States        4,331,416              3,681,703
      (d, k) Pontus I LLC, junior note, 144A, FRN,
                5.926%, 7/24/09 ..........................................    United States       26,316,336             18,300,054
                6.488%, 7/24/09 ..........................................    United States       23,210,194             17,798,275
                6.645%, 7/24/09 ..........................................    United States       23,771,844             21,876,187
      (d, k) Pontus II Trust, junior note, 144A, FRN, 6.488%, 6/25/09 ....    United States       11,605,097              8,899,137
         (k) Realogy Corp., FRN,
                5.679%, 4/10/13 ..........................................    United States       17,053,269             12,909,325
                Delayed Draw Term B Loan, 5.79%, 10/10/13 ................    United States        2,867,479              2,141,649
                Initial Term Loan B, 5.487%, 10/10/13 ....................    United States       15,814,328             11,811,326
                Synthetic Letter of Credit, 3.76%, 10/10/13 ..............    United States        4,257,685              3,179,959
      (d, k) Revel Entertainment Group LLC, FRN,
                First Lien Loan, 8.20%, 11/30/08 .........................    United States       52,000,000             50,700,000
                Second Lien Loan, 11.20%, 11/30/08 .......................    United States       52,000,000             51,220,000


                    10 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  PRINCIPAL
             MUTUAL SHARES FUND                                                  COUNTRY          AMOUNT(i)              VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             CORPORATE BONDS & NOTES (CONTINUED)
             Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ............    United States       36,590,212       $     15,184,939
   (c, e, l) TVMAX Holdings Inc., PIK,
                11.50%, 12/31/08 .........................................    United States          871,245                609,871
                14.00%, 12/31/08 .........................................    United States        1,774,740              1,242,318
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES
                (COST $665,932,123) ......................................                                              438,866,115
                                                                                                                   ----------------
             CORPORATE BONDS & NOTES IN REORGANIZATION 0.2%
   (d, k, m) Motor Coach Industries International Inc., Senior Secured Term
                Loan, FRN,
                   Second Lien, 11.00%, 12/01/08 .........................    United States        4,954,526              3,468,168
                   Third Lien, 15.649%, 12/01/08 .........................    United States       68,061,122             22,848,119
      (c, m) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .....    United States           85,000                    425
      (f, m) Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
                12/15/14 .................................................    United States       76,355,000             11,071,475
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $122,426,875) ......................................                                               37,388,187
                                                                                                                   ----------------
             COMPANIES IN LIQUIDATION 0.0%
         (c) Peregrine Investments Holdings Ltd.,
                6.70%, 1/15/98 ...........................................      Hong Kong         95,000,000 JPY                 --
                6.70%, 6/30/00 ...........................................      Hong Kong        250,000,000 JPY                 --
                zero cpn., 1/22/98 .......................................      Hong Kong            500,000                     --
         (c) PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00 .......      Hong Kong         22,710,000                     --
                                                                                                                   ----------------
             TOTAL COMPANIES IN LIQUIDATION (COST $--) ...................                                                       --
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $17,460,514,651) ...................................                                           16,185,472,384
                                                                                                                   ----------------
             SHORT TERM INVESTMENTS 12.4%
             U.S. GOVERNMENT AND AGENCY SECURITIES 12.3%
      (n, o) FHLB, 10/01/08 - 9/23/09 ....................................    United States    2,289,010,000          2,261,596,332
         (n) U.S. Treasury Bills, 11/13/08 - 11/20/08 ....................    United States       30,000,000             29,980,270
                                                                                                                   ----------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $2,292,361,037) ....................................                                            2,291,576,602
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
                (COST $19,752,875,688) ...................................                                           18,477,048,986
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 11

Franklin Mutual Series Funds

             MUTUAL SHARES FUND                                                  COUNTRY            SHARES               VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
             LOANED SECURITIES 0.1%
             MONEY MARKET FUNDS (COST $10,225,348) 0.1%
         (p) Bank of New York Institutional Cash Reserve Fund, 2.18% .....    United States       10,225,348       $     10,123,095
                                                                                                                   ----------------
             TOTAL INVESTMENTS (COST $19,763,101,036) 99.4% ..............                                           18,487,172,081
             SECURITIES SOLD SHORT (0.2)% ................................                                              (34,190,569)
             NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
                CONTRACTS 1.4% ...........................................                                              265,705,477
             OTHER ASSETS, LESS LIABILITIES (0.6)% .......................                                             (119,763,094)
                                                                                                                   ----------------
             NET ASSETS 100.0% ...........................................                                         $ 18,598,923,895
                                                                                                                   ----------------
             SECURITIES SOLD SHORT (PROCEEDS $33,821,799)
             PHARMACEUTICALS 0.2%
             Teva Pharmaceutical Industries Ltd., ADR ....................       Israel              746,682       $     34,190,569
                                                                                                                   ----------------

See Currency and Selected Portfolio Abbreviations on page 51.

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the aggregate value of these securities was $94,408,585, representing 0.51% of net assets.

(d)  See Note 5 regarding restricted and illiquid securities.

(e)  See Note 6 regarding holdings of 5% voting securities.

(f)  See Note 7 regarding other considerations.

(g)  Rounds to less than 0.1% of net assets.

(h)  A portion or all of the security is on loan at September 30, 2008.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of these securities was $4,503,558, representing 0.02% of net assets.

(k)  The coupon rate shown represents the rate at period end.

(l)  Income may be received in additional securities and/or cash.

(m)  Defaulted security.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o) Security or a portion of the security has been segregated as collateral for securities sold short. At September 30, 2008, the value of securities and or cash pledged amounted to $19,661,180.

(p)  The rate shown is the annualized seven-day yield at period end.


                    12 | Quarterly Statements of Investments

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                    SHARES/
             MUTUAL QUALIFIED FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 65.7%
             AIRLINES 0.3%
         (a) ACE Aviation Holdings Inc., A                                       Canada            1,217,946       $      8,992,584
         (a) Northwest Airlines Corp. ....................................    United States          761,949              6,880,400
      (a, b) Northwest Airlines Corp., Contingent Distribution ...........    United States       28,232,000                105,870
                                                                                                                   ----------------
                                                                                                                         15,978,854
                                                                                                                   ----------------
             AUTO COMPONENTS 0.1%
   (a, b, c) Collins & Aikman Products Co., Contingent Distribution ......    United States        1,217,404                     --
         (a) Dana Holding Corp. ..........................................    United States          516,151              2,498,171
      (a, b) Dana Holding Corp., Contingent Distribution .................    United States       13,598,000                407,940
                                                                                                                   ----------------
                                                                                                                          2,906,111
                                                                                                                   ----------------
             AUTOMOBILES 0.3%
   (a, d, e) IACNA Investor LLC ..........................................    United States          180,986                  1,810
   (a, d, e) International Automotive Components Group Brazil LLC ........       Brazil            1,982,308              4,583,372
   (a, d, e) International Automotive Components Group Japan LLC .........       Japan               307,801              1,236,068
   (a, d, e) International Automotive Components Group LLC ...............     Luxembourg          8,425,843              5,540,834
   (a, d, e) International Automotive Components Group NA LLC, A .........    United States        5,182,488              3,699,778
                                                                                                                   ----------------
                                                                                                                         15,061,862
                                                                                                                   ----------------
             BEVERAGES 3.6%
             Anheuser-Busch Cos. Inc. .....................................   United States          689,160             44,712,701
             Brown-Forman Corp., A ........................................   United States           79,200              5,623,200
             Carlsberg AS, B ..............................................      Denmark             353,808             26,551,444
             Coca-Cola Enterprises Inc. ...................................   United States        1,570,200             26,332,254
         (a) Dr. Pepper Snapple Group Inc. ................................   United States          516,756             13,683,699
             Pernod Ricard SA .............................................       France             842,086             73,182,266
                                                                                                                   ----------------
                                                                                                                        190,085,564
                                                                                                                   ----------------
             BUILDING PRODUCTS 0.2%
             Armstrong World Industries Inc. ..............................   United States          142,220              4,110,158
         (a) Owens Corning Inc. ...........................................   United States          345,065              8,250,504
                                                                                                                   ----------------
                                                                                                                         12,360,662
                                                                                                                   ----------------
             CAPITAL MARKETS 0.0%(f)
             Legg Mason Inc. ..............................................   United States           38,924              1,481,447
                                                                                                                   ----------------
             CHEMICALS 0.7%
   (a, b, c) Dow Corning Corp., Contingent Distribution ...................   United States       20,809,194              3,022,298
             Rohm and Haas Co. ............................................   United States          420,130             29,409,100
             Sika AG ......................................................    Switzerland             6,147              6,877,380
                                                                                                                   ----------------
                                                                                                                         39,308,778
                                                                                                                   ----------------
             COMMERCIAL BANKS 1.3%
             BNP Paribas SA ................................................      France            278,219             25,861,775
   (a, d, g) Elephant Capital Holdings Ltd. ................................      Japan               27,946                     --
   (a, d, g) First Chicago Bancorp .........................................  United States          659,105              7,907,678


                    Quarterly Statements of Investments | 13

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL QUALIFIED FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             COMMERCIAL BANKS (CONTINUED)
         (a) Guaranty Bancorp ............................................    United States        1,735,639       $     10,587,398
      (a, d) NCB Warrant Holdings Ltd., A ................................       Japan               129,974                     --
             Societe Generale, A .........................................       France              187,298             16,335,271
             Svenska Handelsbanken AB, A .................................       Sweden              452,960              9,927,747
                                                                                                                   ----------------
                                                                                                                         70,619,869
                                                                                                                   ----------------
             COMMERCIAL SERVICES & SUPPLIES 0.1%
         (a) Comdisco Holding Co. Inc. ...................................    United States              997                  9,481
      (a, b) Comdisco Holding Co. Inc., Contingent Distribution ..........    United States       40,189,000                     --
             Insun ENT Co. Ltd. ..........................................     South Korea         1,448,946              4,377,369
                                                                                                                   ----------------
                                                                                                                          4,386,850
                                                                                                                   ----------------
             COMPUTERS & PERIPHERALS 0.2%
   (a, d, g) DecisionOne Corp. ...........................................    United States        1,008,199                     --
   (a, d, g) DecisionOne Corp., wts., 6/08/17 ............................    United States          553,576                     --
         (a) Dell Inc. ...................................................    United States          706,270             11,639,330
                                                                                                                   ----------------
                                                                                                                         11,639,330
                                                                                                                   ----------------
             CONSUMER FINANCE 0.6%
      (a, d) Cerberus CG Investor I LLC...................................    United States        7,519,799              3,661,752
      (a, d) Cerberus CG Investor II LLC..................................    United States        7,519,799              3,661,752
      (a, d) Cerberus CG Investor III LLC.................................    United States        3,759,899              1,830,876
      (a, d) Cerberus FIM Investors Auto Finance LLC......................    United States        4,648,194              1,648,662
      (a, d) Cerberus FIM Investors Commercial Finance LLC................    United States          387,180                137,328
      (a, d) Cerberus FIM Investors Commercial Mortgage LLC...............    United States          725,710                257,401
      (a, d) Cerberus FIM Investors Insurance LLC.........................    United States        3,549,493              1,258,965
      (a, d) Cerberus FIM Investors Rescap LLC............................    United States        6,608,423              2,343,932
         (a) SLM Corp. ...................................................    United States          543,428              6,705,902
      (a, g) White River Capital Inc. ....................................    United States          549,751              7,559,076
                                                                                                                   ----------------
                                                                                                                         29,065,646
                                                                                                                   ----------------
             DIVERSIFIED FINANCIAL SERVICES 0.1%
             Deutsche Boerse AG...........................................       Germany              66,220              5,949,598
      (a, b) Marconi Corp., Contingent Distribution.......................   United Kingdom       34,293,500                     --
                                                                                                                   ----------------
                                                                                                                          5,949,598
                                                                                                                   ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   (a, d, e) AboveNet Inc. ...............................................    United States          402,522             20,126,100
   (a, d, e) AboveNet Inc., stock grant, grant price $20.95, expiration
                date 9/09/13 .............................................    United States              510                 12,979
   (a, d, e) AboveNet Inc., wts., 9/08/10 ................................    United States           16,099                450,772
   (a, b, c) Global Crossing Holdings Ltd., Contingent Distribution ......    United States       49,411,586                     --
                                                                                                                   ----------------
                                                                                                                         20,589,851
                                                                                                                   ----------------


                    14 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL QUALIFIED FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             ELECTRIC UTILITIES 0.6%
             E.ON AG .....................................................       Germany             596,460       $     30,121,547
                                                                                                                   ----------------
             ENERGY EQUIPMENT & SERVICES 2.8%
             Bourbon SA ..................................................       France              579,563             28,485,580
         (a) BW Offshore Ltd. ............................................       Norway            2,813,120              3,928,377
         (a) Pride International Inc. ....................................    United States        1,042,880             30,879,677
             Seadrill Ltd. ...............................................       Bermuda           2,382,642             48,429,330
         (a) Transocean Inc. .............................................    United States          315,795             34,686,923
                                                                                                                   ----------------
                                                                                                                        146,409,887
                                                                                                                   ----------------
             FOOD & STAPLES RETAILING 2.6%
             Carrefour SA ................................................       France            1,561,835             72,721,805
             CVS Caremark Corp. ..........................................    United States        1,849,966             62,269,856
                                                                                                                   ----------------
                                                                                                                        134,991,661
                                                                                                                   ----------------
             FOOD PRODUCTS 9.0%
             Cadbury PLC .................................................    United Kingdom       2,756,032             27,871,135
             CSM NV ......................................................      Netherlands        1,909,144             48,018,403
             Groupe Danone ...............................................       France            1,681,422            118,262,821
             Kraft Foods Inc., A .........................................     United States         436,656             14,300,484
         (a) Lighthouse Caledonia ASA ....................................        Norway             416,331                329,286
             Lotte Confectionary Co. Ltd. ................................     South Korea            30,405             26,152,234
      (a, h) Marine Harvest ..............................................        Norway          48,980,183             23,910,247
             Nestle SA ...................................................      Switzerland        1,607,500             68,909,196
             Nong Shim Co. Ltd. ..........................................     South Korea            81,743             15,013,135
             Wm. Wrigley Jr. Co. .........................................     United States       1,606,150            127,528,310
                                                                                                                   ----------------
                                                                                                                        470,295,251
                                                                                                                   ----------------
             HEALTH CARE PROVIDERS & SERVICES 2.0%
      (a, d) Kindred Healthcare Inc. .....................................     United States       1,456,113             38,137,784
             Rhoen-Klinikum AG ...........................................       Germany           2,314,092             65,104,667
                                                                                                                   ----------------
                                                                                                                        103,242,451
                                                                                                                   ----------------
             HOTELS, RESTAURANTS & LEISURE 0.0%f
         (a) Trump Entertainment Resorts Inc. ............................     United States         693,717                846,335
                                                                                                                   ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.0%f
             Constellation Energy Group ..................................     United States             270                  6,561
                                                                                                                   ----------------
             INDUSTRIAL CONGLOMERATES 3.0%
             Keppel Corp. Ltd. ...........................................       Singapore         5,486,488             30,320,413
         (e) Orkla ASA ...................................................        Norway           9,599,083             86,370,848
             Siemens AG ..................................................        Germany           460,520             42,950,036
                                                                                                                   ----------------
                                                                                                                        159,641,297
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 15

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL QUALIFIED FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             INSURANCE 10.6%
             ACE Ltd. ....................................................    United States            5,900       $        319,367
         (a) Alleghany Corp. .............................................    United States          146,672             53,535,280
             Allianz SE ..................................................       Germany              44,722              6,087,214
             Assicurazioni Generali SpA ..................................        Italy              327,778             10,780,175
         (a) Berkshire Hathaway Inc., A ..................................    United States              468             61,120,800
         (a) Berkshire Hathaway Inc., B ..................................    United States           16,044             70,513,380
         (a) Conseco Inc. ................................................    United States          970,260              3,415,315
   (a, d, g) Imagine Group Holdings Ltd. .................................       Bermuda           2,814,856             34,425,689
             Old Republic International Corp. ............................    United States        2,135,500             27,227,625
      (a, d) Olympus Re Holdings Ltd. ....................................    United States           97,300                314,026
         (a) Philadelphia Consolidated Holding Corp. .....................    United States          656,757             38,466,257
             Prudential Financial Inc. ...................................    United States          461,000             33,192,000
         (d) Symetra Financial ...........................................    United States        3,434,760             49,804,020
             White Mountains Insurance Group Ltd. ........................    United States          346,730            162,876,418
                                                                                                                   ----------------
                                                                                                                        552,077,566
                                                                                                                   ----------------
             MACHINERY 1.8%
             Kone OYJ, B ................................................        Finland           2,877,200             76,899,791
      (a, d) Motor Coach Industries International Inc., wts., 5/27/09 ...     United States                5                     --
             NACCO Industries Inc., A ...................................     United States          172,254             16,281,448
                                                                                                                   ----------------
                                                                                                                         93,181,239
                                                                                                                   ----------------
             MEDIA 2.6%
         (a) Adelphia Recovery Trust ....................................     United States       38,254,708                765,094
      (a, b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
             Contingent Distribution ....................................     United States        4,899,492              1,812,812
      (a, b) Century Communications Corp., Contingent Distribution ......     United States       13,497,000                     --
             CJ CGV Co. Ltd. ............................................      South Korea           574,910              8,001,137
             Comcast Corp., A ...........................................     United States          829,640             16,360,501
             News Corp., A ..............................................     United States        1,767,710             21,194,843
         (a) Time Warner Cable Inc., A ..................................     United States          862,699             20,877,316
             Time Warner Inc. ...........................................     United States        2,684,415             35,192,680
      (a, c) TVMAX Holdings Inc. ........................................     United States          111,391                     --
         (a) Viacom Inc., B .............................................     United States          188,250              4,676,130
             Virgin Media Inc. ..........................................     United Kingdom       3,655,939             28,881,918
                                                                                                                   ----------------
                                                                                                                        137,762,431
                                                                                                                   ----------------
             MULTI-UTILITIES 0.7%
             NorthWestern Corp. .........................................     United States          311,667              7,832,192
      (a, b) NorthWestern Corp., Contingent Distribution ................     United States        9,346,450                     --
             RWE AG .....................................................        Germany             281,473             26,904,672
                                                                                                                   ----------------
                                                                                                                         34,736,864
                                                                                                                   ----------------
             MULTILINE RETAIL 1.0%
             Jelmoli Holding AG .........................................      Switzerland            24,399             53,771,542
                                                                                                                   ----------------


                    16 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL QUALIFIED FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             OIL, GAS & CONSUMABLE FUELS 1.6%
             BP PLC ......................................................   United Kingdom          494,400       $      4,117,045
             BP PLC, ADR .................................................   United Kingdom          193,700              9,717,929
             Eni SpA .....................................................       Italy               523,870             13,706,860
             Royal Dutch Shell PLC, A ....................................   United Kingdom          654,243             18,935,660
             Total SA, B .................................................       France              665,472             39,859,968
                                                                                                                   ----------------
                                                                                                                         86,337,462
                                                                                                                   ----------------
             PAPER & FOREST PRODUCTS 1.1%
         (a) Domtar Corp. ................................................   United States         2,118,456              9,744,898
             Mondi Ltd. ..................................................   United Kingdom           49,172                260,698
             Weyerhaeuser Co. ............................................   United States           805,788             48,814,637
                                                                                                                   ----------------
                                                                                                                         58,820,233
                                                                                                                   ----------------
             PHARMACEUTICALS 1.1%
             Pfizer Inc. .................................................   United States         1,871,640             34,513,042
         (a) Valeant Pharmaceuticals International .......................   United States         1,025,100             20,983,797
                                                                                                                   ----------------
                                                                                                                         55,496,839
                                                                                                                   ----------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 2.0%
         (a) Alexander's Inc. ............................................   United States           108,590             43,436,000
             Link REIT ...................................................     Hong Kong          12,750,482             26,502,219
             Ventas Inc. .................................................   United States           669,525             33,087,925
                                                                                                                   ----------------
                                                                                                                        103,026,144
                                                                                                                   ----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.8%
         (c) Canary Wharf Group PLC ......................................   United Kingdom        8,298,072             52,011,316
             Swire Pacific Ltd., A .......................................     Hong Kong           3,620,800             31,823,639
             Swire Pacific Ltd., B .......................................     Hong Kong           5,292,600              9,157,554
                                                                                                                   ----------------
                                                                                                                         92,992,509
                                                                                                                   ----------------
             SOFTWARE 0.7%
             Microsoft Corp. .............................................   United States         1,354,430             36,149,737
                                                                                                                   ----------------
             THRIFTS & MORTGAGE FINANCE 0.1%
         (g) Imperial Capital Bancorp Inc. ...............................   United States           445,796              3,865,051
                                                                                                                   ----------------
             TOBACCO 12.1%
             Altria Group Inc. ...........................................   United States         1,920,157             38,095,915
             British American Tobacco PLC ................................   United Kingdom        3,939,454            128,597,937
             Imperial Tobacco Group PLC ..................................   United Kingdom        2,263,678             72,657,568
             Japan Tobacco Inc. ..........................................       Japan                12,142             45,781,413
             KT&G Corp. ..................................................    South Korea          1,102,185             82,263,875
             Lorillard Inc. ..............................................   United States           285,682             20,326,274
             Philip Morris International Inc. ............................   United States         1,137,077             54,693,404
             Reynolds American Inc. ......................................   United States         1,715,220             83,393,996
             UST Inc. ....................................................   United States         1,585,690            105,511,812
                                                                                                                   ----------------
                                                                                                                        631,322,194
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 17

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL QUALIFIED FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             TRADING COMPANIES & DISTRIBUTORS 0.6%
             Kloeckner & Co. SE ..........................................       Germany           1,343,768       $     31,567,651
                                                                                                                   ----------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(f)
         (a) Groupe Eurotunnel SA ........................................       France               17,485                205,132
         (a) Groupe Eurotunnel SA, wts., 12/30/11 ........................       France            1,861,027                497,402
                                                                                                                   ----------------
                                                                                                                            702,534
                                                                                                                   ----------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $2,795,967,328) .......................................                                            3,436,799,408
                                                                                                                   ----------------
             PREFERRED STOCKS 0.1%
             AUTO COMPONENTS 0.1%
         (d) Dana Holding Corp., 4.00%, cvt. pfd., B .....................    United States           48,807              2,806,402
                                                                                                                   ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(f)
         (d) PTV Inc., 10.00%, pfd., A ...................................   United Kingdom           92,938                 48,328
                                                                                                                   ----------------
             TOTAL PREFERRED STOCKS (COST $5,010,813) ....................                                                2,854,730
                                                                                                                   ----------------
             OPTIONS PURCHASED 1.0%
             PUT OPTIONS 1.0%
         (a) Dow Jones EUROSTOXX 50, exercise price $2,900.00, expiration
                date 6/19/09, contracts ..................................    United States           61,256             13,994,546
         (a) S&P 500 Index, exercise price $1,150.00, expiration date
                6/20/09, contracts .......................................    United States              595              5,831,000
         (a) S&P 500 Index, exercise price $1,175.00, expiration date
                6/20/09, contracts .......................................    United States            1,545             16,554,675
         (a) S&P 500 Index, exercise price $1,225.00, expiration date
                6/20/09, contracts .......................................    United States            1,111             14,187,470
                                                                                                                   ----------------
             TOTAL OPTIONS PURCHASED (COST $27,712,468) ..................                                               50,567,691
                                                                                                                   ----------------
                                                                                                   PRINCIPAL
                                                                                                   AMOUNT(i)
                                                                                              ------------------
             CORPORATE BONDS & NOTES 2.0%
         (j) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ......      Canada             2,505,000 CAD          2,173,683
         (d) Cerberus CG Investor I LLC, 12.00%, 7/31/14 .................    United States        6,600,000              3,213,858
         (d) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ................    United States        6,600,000              3,213,858
         (d) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ...............    United States        3,300,000              1,606,929
         (d) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ...    United States       13,935,097              4,942,620
         (d) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
                11/22/13 .................................................    United States        1,161,542                411,986
         (d) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
                11/22/13 .................................................    United States        2,177,131                772,204
         (d) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ......    United States       10,648,479              3,776,894
         (d) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .........    United States       19,825,266              7,031,796
      (d, g) DecisionOne Corp.,
                12.00%, 4/15/10 ..........................................    United States        1,284,596              1,284,596
         (k)    FRN, 7.25%, 5/12/09 ......................................    United States          232,502                232,502


                    18 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                   PRINCIPAL
             MUTUAL QUALIFIED FUND                                               COUNTRY           AMOUNT(i)             VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             CORPORATE BONDS & NOTES (CONTINUED)
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 .......................................        France              31,400 EUR   $         74,851
                T2, 3.00%, 7/28/09 .......................................        France              24,416 GBP             82,231
                T3, 3.00%, 7/28/10 .......................................        France           9,114,500 EUR         21,727,155
                T3, 3.00%, 7/28/10 .......................................        France           5,276,020 GBP         17,769,560
         (j) Indianapolis Downs LLC, 144A,
                senior secured note, 11.00%, 11/01/12 ....................    United States        2,950,000              2,020,750
         (l)    senior secured sub. note, PIK, 15.50%, 11/01/13 ..........    United States       10,833,202              7,447,826
      (d, e) International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ..................................................    United States        1,560,200              1,269,536
      (d, k) Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 9.50%, 9/19/09 ..................    United States        2,928,160                877,804
                Second Lien DIP Trust A Term Loan, 14.50%, 9/19/09 .......    United States        2,320,399              1,937,533
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 .......    United States        1,655,772              1,407,406
      (d, k) Pontus I LLC, junior note, 144A, FRN,
                5.926%, 7/24/09 ..........................................    United States        6,540,019              4,547,848
                6.488%, 7/24/09 ..........................................    United States        5,768,100              4,423,152
                6.645%, 7/24/09 ..........................................    United States        5,907,713              5,436,610
      (d, k) Pontus II Trust, junior note, 144A, FRN, 6.488%, 6/25/09 ....    United States        2,884,094              2,211,610
                Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .........    United States       13,553,108              5,624,540
      (c, l) TVMAX Holdings Inc., PIK,
             11.50%, 12/31/08 ............................................    United States          435,120                304,584
             14.00%, 12/31/08 ............................................    United States          806,339                564,437
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES
             (COST $170,213,075) .........................................                                              106,388,363
                                                                                                                   ----------------
             CORPORATE BONDS & NOTES IN REORGANIZATION 0.2%
   (d, k, m) Motor Coach Industries International Inc., Senior Secured
                Term Loan, FRN,
                   Second Lien, 11.00%, 12/01/08 .........................    United States        1,893,968              1,325,778
                   Third Lien, 15.649%, 12/01/08 .........................    United States       26,017,748              8,734,158
      (c, m) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .....    United States           40,000                    200
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $27,534,126) .......................................                                               10,060,136
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $3,026,437,810) ....................................                                            3,606,670,328
                                                                                                                   ----------------
             SHORT TERM INVESTMENTS 26.8%
             U.S. GOVERNMENT AND AGENCY SECURITIES 25.2%
             nFHLB,
                10/01/08 .................................................    United States       61,600,000             61,600,000
                10/02/01 - 9/23/09 .......................................    United States    1,270,045,000          1,254,978,844
                                                                                                                   ----------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $1,317,029,174) ....................................                                            1,316,578,844
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 19

Franklin Mutual Series Funds

             MUTUAL QUALIFIED FUND                                               COUNTRY             SHARES              VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $4,345,817,450) ..............                                         $  4,923,249,172
                                                                                                                   ----------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.0%(f)
             MONEY MARKET FUNDS (COST $2,350,466) 0.0%(f)
         (o) Bank of New York Institutional Cash Reserve Fund, 2.18% .....    United States        2,350,466              2,326,961
                                                                                                                   ----------------
                                                                                                   PRINCIPAL
                                                                                                    AMOUNT
                                                                                              ------------------
             REPURCHASE AGREEMENTS 1.6%
         (p) Credit Suisse First Boston, 0.20%, 10/01/08
                (Maturity Value $10,500,058) Collateralized by U.S.
                   Treasury Bond, 6.75%, 8/15/26 .........................    United States   $   10,500,000             10,500,000
         (p) Merrill Lynch & Co. Inc., 0.05%, 10/01/08 (Maturity Value
                $71,900,100) Collateralized by U.S. Government Agency
                Securities, 3.69% - 10.70%, 12/19/11 - 9/11/28 and
         (n)    U.S. Government Agency Discount Notes,
                11/11/08 - 5/02/18 .......................................    United States       71,900,000             71,900,000
                                                                                                                   ----------------
             TOTAL REPURCHASE AGREEMENTS (COST $82,400,000)...............                                               82,400,000
                                                                                                                   ----------------
             TOTAL INVESTMENTS (COST $4,428,217,450) 95.8% ...............                                            5,007,976,133
             NET UNREALIZED APPRECIATION ON FORWARD
                EXCHANGE CONTRACTS 1.6% ...................................                                              85,845,653
             OTHER ASSETS, LESS LIABILITIES 2.6%...........................                                             133,661,224
                                                                                                                   ----------------
             NET ASSETS 100.0% ............................................                                        $  5,227,483,010
                                                                                                                   ================

See Currency and Selected Portfolio Abbreviations on page 51.


                    20 | Quarterly Statements of Investments

Franklin Mutual Series Funds

MUTUAL QUALIFIED FUND

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the aggregate value of these securities was $55,902,835, representing 1.07% of net assets.

(d)  See Note 5 regarding restricted and illiquid securities.

(e)  See Note 7 regarding other considerations.

(f)  Rounds to less than 0.1% of net assets.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h)  A portion or all of the security is on loan at September 30, 2008.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $11,642,259, representing 0.22% of net assets.

(k)  The coupon rate shown represents the rate at period end.

(l)  Income may be received in additional securities and/or cash.

(m)  Defaulted security.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o)  The rate shown is the annualized seven-day yield at period end.

(p) At September 30, 2008, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 21

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                    SHARES/
             MUTUAL BEACON FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 86.0%
             AIR FREIGHT & LOGISTICS 1.2%
             Deutsche Post AG ............................................       Germany           2,620,424       $     54,776,198
             TNT NV ......................................................     Netherlands           474,002             13,002,183
                                                                                                                   ----------------
                                                                                                                         67,778,381
                                                                                                                   ----------------
             AIRLINES 0.1%
         (a) ACE Aviation Holdings Inc., A ...............................       Canada              967,371              7,142,488
         (a) Northwest Airlines Corp. ....................................    United States           24,431                220,612
      (a, b) Northwest Airlines Corp., Contingent Distribution ...........    United States       35,952,000                134,820
                                                                                                                   ----------------
                                                                                                                          7,497,920
                                                                                                                   ----------------
             AUTO COMPONENTS 0.2%
   (a, b, c) Collins & Aikman Products Co., Contingent Distribution ......    United States        1,506,491                     --
         (a) Dana Holding Corp. ..........................................    United States          641,126              3,103,050
      (a, b) Dana Holding Corp., Contingent Distribution .................    United States       16,890,000                506,700
         (a) Goodyear Tire & Rubber Co. ..................................    United States          673,549             10,312,035
                                                                                                                   ----------------
                                                                                                                         13,921,785
                                                                                                                   ----------------
             AUTOMOBILES 0.7%
             Daimler AG ..................................................       Germany             444,830             22,526,726
   (a, d, e) IACNA Investor LLC ..........................................    United States          225,943                  2,259
   (a, d, e) International Automotive Components Group Brazil LLC ........       Brazil            2,387,711              5,520,720
   (a, d, e) International Automotive Components Group Japan LLC .........        Japan              378,194              1,518,752
   (a, d, e) International Automotive Components Group LLC ...............     Luxembourg         10,149,082              6,674,036
   (a, d, e) International Automotive Components Group NA LLC, A .........    United States        6,469,827              4,618,809
                                                                                                                   ----------------
                                                                                                                         40,861,302
                                                                                                                   ----------------
             BEVERAGES 4.4%
             Anheuser-Busch Cos. Inc. ....................................    United States          834,502             54,142,490
             Brown-Forman Corp., A .......................................   United States          308,260             21,886,460
             Brown-Forman Corp., B .......................................    United States          362,618             26,039,599
             Carlsberg AS, A .............................................      Denmark              74,900              6,355,237
             Carlsberg AS, B .............................................      Denmark           1,417,508            106,376,578
         (a) Dr. Pepper Snapple Group Inc. ...............................   United States        1,329,600             35,207,808
                                                                                                                   ----------------
                                                                                                                        250,008,172
                                                                                                                   ----------------
             BIOTECHNOLOGY 0.5%

         (a) Genentech Inc. ..............................................   United States          331,683             29,413,648
                                                                                                                   ----------------
             BUILDING PRODUCTS 0.0%(f)

             Armstrong World Industries Inc. .............................    United States              757                 21,877
                                                                                                                   ----------------


                    22 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL BEACON FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             CHEMICALS 0.8%
   (a, b, c) Dow Corning Corp., Contingent Distribution ..................    United States       23,723,548       $      3,149,637
             Huntsman Corp. ..............................................    United States          195,160              2,459,016
             Koninklijke DSM NV ..........................................     Netherlands           553,600             25,975,178
             Rohm and Haas Co. ...........................................    United States          196,330             13,743,100
                                                                                                                   ----------------
                                                                                                                         45,326,931
                                                                                                                   ----------------
             COMMERCIAL BANKS 4.3%
             Banco Popolare SpA ..........................................        Italy            2,450,074             37,532,595
             BNP Paribas SA ..............................................       France              389,820             36,235,617
             Danske Bank AS ..............................................       Denmark           1,524,804             35,866,748
   (a, d, g) FE Capital Holdings Ltd. ....................................        Japan               35,242                     --
   (a, d, g) First Chicago Bancorp .......................................    United States        1,157,143             13,882,939
             Intesa Sanpaolo SpA .........................................        Italy            7,552,024             40,847,098
      (a, d) NCB Warrant Holdings Ltd., A ................................        Japan              163,895                     --
             Societe Generale, A .........................................       France              606,942             52,934,691
             U.S. Bancorp ................................................    United States          733,354             26,415,411
                                                                                                                   ----------------
                                                                                                                        243,715,099
                                                                                                                   ----------------
             COMMERCIAL SERVICES & SUPPLIES 0.0%(f)
         (a) Comdisco Holding Co. Inc. ...................................    United States            1,223                 11,631
      (a, b) Comdisco Holding Co. Inc., Contingent Distribution ..........    United States       49,575,000                     --
                                                                                                                   ----------------
                                                                                                                             11,631
                                                                                                                   ----------------
             COMMUNICATIONS EQUIPMENT 1.0%
             Telefonaktiebolaget LM Ericsson, B ..........................       Sweden            4,881,885             45,052,074
             Telefonaktiebolaget LM Ericsson, B, ADR .....................       Sweden            1,448,000             13,654,640
                                                                                                                   ----------------
                                                                                                                         58,706,714
                                                                                                                   ----------------
             COMPUTERS & PERIPHERALS 1.2%
   (a, d, g) DecisionOne Corp. ...........................................    United States        1,142,353                     --
   (a, d, g) DecisionOne Corp., wts., 6/08/17 ............................    United States          627,237                     --
         (a) Dell Inc. ...................................................    United States        4,187,940             69,017,251
                                                                                                                   ----------------
                                                                                                                         69,017,251
                                                                                                                   ----------------
             CONSUMER FINANCE 1.4%
             American Express Co .........................................    United States          650,540             23,048,632
      (a, d) Cerberus CG Investor I LLC ..................................    United States       20,610,629             10,036,308
      (a, d) Cerberus CG Investor II LLC .................................    United States       20,610,629             10,036,308
      (a, d) Cerberus CG Investor III LLC ................................    United States       10,305,315              5,018,154
      (a, d) Cerberus FIM Investors Auto Finance LLC .....................    United States        5,706,149              2,023,906
      (a, d) Cerberus FIM Investors Commercial Finance LLC ...............    United States          475,305                168,585
      (a, d) Cerberus FIM Investors Commercial Mortgage LLC ..............    United States          890,886                315,987
      (a, d) Cerberus FIM Investors Insurance LLC ........................    United States        4,357,377              1,545,512
      (a, d) Cerberus FIM Investors Rescap LLC ...........................    United States        8,112,533              2,877,423
         (a) SLM Corp. ...................................................    United States        1,854,960             22,890,207
                                                                                                                   ----------------
                                                                                                                         77,961,022
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 23

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL BEACON FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             CONTAINERS & PACKAGING 0.8%
             Temple-Inland Inc. ..........................................    United States        2,873,647       $     43,851,853
                                                                                                                   ----------------
             DIVERSIFIED CONSUMER SERVICES 0.3%
             Hillenbrand Inc. ............................................    United States          889,128             17,924,821
                                                                                                                   ----------------
             DIVERSIFIED FINANCIAL SERVICES 1.7%
             CIT Group Inc. ..............................................    United States        3,262,025             22,703,694
             Fortis ......................................................       Belgium           4,621,810             28,606,602
             JPMorgan Chase & Co. ........................................    United States          937,700             43,790,590
      (a, b) Marconi Corp., Contingent Distribution ......................    United Kingdom      42,651,300                     --
                                                                                                                   ----------------
                                                                                                                         95,100,886
                                                                                                                   ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
   (a, d, e) AboveNet Inc. ...............................................    United States          484,720             24,236,000
   (a, d, e) AboveNet Inc., stock grant, grant price $20.95, expiration
             date 9/09/13 ................................................    United States              613                 15,601
   (a, d, e) AboveNet Inc., wts., 9/08/10 ................................    United States           19,829                555,212
   (a, b, c) Global Crossing Holdings Ltd., Contingent Distribution ......    United States       60,632,757                     --
             Telefonica SA ...............................................        Spain            1,437,019             33,940,225
         (a) tw telecom Inc., A ..........................................    United States        5,334,560             55,426,078
                                                                                                                   ----------------
                                                                                                                        114,173,116
                                                                                                                   ----------------
             ELECTRIC UTILITIES 0.9%
             Exelon Corp. ................................................    United States          773,190             48,417,158
                                                                                                                   ----------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.8%
             Tyco Electronics Ltd. .......................................    United States        1,705,745             47,180,907
                                                                                                                   ----------------
             ENERGY EQUIPMENT & SERVICES 2.1%
             Baker Hughes Inc. ...........................................    United States          332,810             20,148,317
         (a) Exterran Holding Inc. .......................................    United States        1,960,584             62,660,265
         (a) Pride International Inc. ....................................    United States          560,490             16,596,109
         (a) Transocean Inc. .............................................    United States          181,370             19,921,681
                                                                                                                   ----------------
                                                                                                                        119,326,372
                                                                                                                   ----------------
             FOOD & STAPLES RETAILING 2.4%
             Carrefour SA ................................................       France            1,069,252             49,786,268
             CVS Caremark Corp. ..........................................    United States        2,557,604             86,088,950
                                                                                                                   ----------------
                                                                                                                        135,875,218
                                                                                                                   ----------------
             FOOD PRODUCTS 4.5%
             Cadbury PLC .................................................   United Kingdom        2,878,407             29,108,686
         (g) Farmer Brothers Co. .........................................    United States        1,033,896             25,712,994
             Groupe Danone ...............................................       France              764,690             53,784,473
      (a, h) Marine Harvest ..............................................       Norway           72,384,735             35,335,452
             Nestle SA ...................................................     Switzerland         1,752,350             75,118,525
             Wm. Wrigley Jr. Co. .........................................    United States          426,150             33,836,310
                                                                                                                   ----------------
                                                                                                                        252,896,440
                                                                                                                   ----------------


                    24 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL BEACON FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
             Hill-Rom Holdings Inc. ......................................    United States          889,128       $     26,949,470
                                                                                                                   ----------------
             HEALTH CARE PROVIDERS & SERVICES 3.2%
         (a) Community Health Systems Inc. ...............................    United States        1,692,360             49,603,072
      (a, d) Kindred Healthcare Inc. .....................................    United States        1,652,279             43,275,666
             Quest Diagnostics Inc. ......................................    United States          656,978             33,946,053
         (a) Tenet Healthcare Corp. ......................................    United States        9,752,777             54,127,912
                                                                                                                   ----------------
                                                                                                                        180,952,703
                                                                                                                   ----------------
             HOTELS, RESTAURANTS & LEISURE 0.2%
             Enterprise Inns PLC .........................................   United Kingdom        2,334,775              7,548,961
         (a) Trump Entertainment Resorts Inc. ............................    United States          895,133              1,092,062
                                                                                                                   ----------------
                                                                                                                          8,641,023
                                                                                                                   ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.7%
             Constellation Energy Group ..................................    United States        1,641,426             39,886,652
                                                                                                                   ----------------
             INDUSTRIAL CONGLOMERATES 3.6%
             Koninklijke Philips Electronics NV ..........................     Netherlands           939,100             25,211,896
         (e) Orkla ASA ...................................................       Norway            8,348,283             75,116,372
             Siemens AG ..................................................       Germany             738,980             68,920,389
             Tyco International Ltd. .....................................    United States          935,315             32,754,731
                                                                                                                   ----------------
                                                                                                                        202,003,388
                                                                                                                   ----------------
             INSURANCE 9.1%
             ACE Ltd. ....................................................    United States          252,800             13,684,064
         (a) Alleghany Corp. .............................................    United States          173,003             63,146,095
         (a) Berkshire Hathaway Inc., A ..................................    United States              741             96,774,600
         (a) Berkshire Hathaway Inc., B ..................................    United States           10,755             47,268,225
      (a, d) Olympus Re Holdings Ltd. ....................................    United States          106,700                344,364
         (a) Philadelphia Consolidated Holding Corp. .....................    United States          523,350             30,652,609
             Prudential Financial Inc. ...................................    United States          214,920             15,474,240
         (d) Symetra Financial ...........................................    United States        4,450,920             64,538,340
             White Mountains Insurance Group Ltd. ........................    United States          383,121            179,971,090
                                                                                                                   ----------------
                                                                                                                        511,853,627
                                                                                                                   ----------------
             INTERNET SOFTWARE & SERVICES 0.2%
         (a) Yahoo! Inc. .................................................    United States          613,540             10,614,242
                                                                                                                   ----------------
             IT SERVICES 1.4%
         (a) Alliance Data Systems Corp. .................................    United States          861,040             54,572,715
         (a) DST Systems Inc. ............................................    United States          403,219             22,576,232
                                                                                                                   ----------------
                                                                                                                         77,148,947
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 25

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL BEACON FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             LEISURE EQUIPMENT & PRODUCTS 2.0%
             Eastman Kodak Co. ...........................................    United States        2,878,665       $     44,273,868
             Mattel Inc. .................................................    United States        3,704,432             66,827,953
                                                                                                                   ----------------
                                                                                                                        111,101,821
                                                                                                                   ----------------
             MACHINERY 0.0%
      (a, d) Motor Coach Industries International Inc., wts., 5/27/09 ....    United States                6                     --
                                                                                                                   ----------------
             MARINE 0.7%
             A.P. Moller - Maersk AS .....................................       Denmark               4,291             36,732,611
                                                                                                                   ----------------
             MEDIA 8.1%
         (a) Adelphia Recovery Trust .....................................    United States       48,268,724                965,374
      (a, b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
             Contingent Distribution .....................................    United States        6,161,087              2,279,602
      (a, b) Century Communications Corp., Contingent Distribution .......    United States       16,986,000                     --
             Comcast Corp., A ............................................    United States        8,218,025            162,059,453
             News Corp., A ...............................................    United States        7,017,087             84,134,873
         (a) Time Warner Cable Inc., A ...................................    United States        1,830,954             44,309,087
             Time Warner Inc. ............................................    United States        5,961,920             78,160,771
      (a, c) TVMAX Holdings Inc. .........................................    United States          133,855                     --
         (a) Viacom Inc., B ..............................................    United States        1,837,340             45,639,526
             Virgin Media Inc. ...........................................   United Kingdom        4,420,350             34,920,765
                                                                                                                   ----------------
                                                                                                                        452,469,451
                                                                                                                   ----------------
             METALS & MINING 1.5%
             AK Steel Holding Corp. ......................................    United States          677,200             17,553,023
             Alcoa Inc. ..................................................    United States        1,654,950             37,368,771
             Cleveland-Cliffs Inc. .......................................    United States          363,830             19,261,160
   (a, d, g) PMG LLC .....................................................    United States           29,737              8,192,557
                                                                                                                   ----------------
                                                                                                                         82,375,511
                                                                                                                   ----------------
             MULTI-UTILITIES 1.5%
      (a, b) NorthWestern Corp., Contingent Distribution .................    United States       11,863,900                     --
             Puget Energy Inc. ...........................................    United States        1,138,260             30,391,542
             RWE AG ......................................................       Germany             566,745             54,172,473
                                                                                                                   ----------------
                                                                                                                         84,564,015
                                                                                                                   ----------------
             OIL & GAS & CONSUMABLE FUELS 0.4%
             Noble Energy Inc. ...........................................    United States          363,660             20,215,859
                                                                                                                   ----------------
             PAPER & FOREST PRODUCTS 5.1%
         (a) Domtar Corp. ................................................    United States        9,496,004             43,681,619
             International Paper Co. .....................................    United States        2,181,840             57,120,571
             MeadWestvaco Corp. ..........................................    United States        1,560,233             36,369,031
             Weyerhaeuser Co. ............................................    United States        2,468,965            149,569,900
                                                                                                                   ----------------
                                                                                                                        286,741,121
                                                                                                                   ----------------


                    26 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL BEACON FUND                                                  COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             PHARMACEUTICALS 1.1%
             Novartis AG .................................................     Switzerland         1,185,468       $     61,729,946
                                                                                                                   ----------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 0.8%
         (a) Alexander's Inc. ............................................    United States           38,800             15,520,000
             Ventas Inc. .................................................    United States          608,900             30,091,838
                                                                                                                   ----------------
                                                                                                                         45,611,838
                                                                                                                   ----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.6%
         (c) Canary Wharf Group PLC ......................................   United Kingdom       10,069,634             63,115,253
         (a) The St. Joe Co. .............................................    United States          726,998             28,418,352
                                                                                                                   ----------------
                                                                                                                         91,533,605
                                                                                                                   ----------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
         (a) LSI Corp. ...................................................    United States       10,548,673             56,540,887
                                                                                                                   ----------------
             SOFTWARE 3.3%
             Microsoft Corp. .............................................    United States        5,940,840            158,561,020
         (a) Take-Two Interactive Software Inc. ..........................    United States        1,686,180             27,653,352
                                                                                                                   ----------------
                                                                                                                        186,214,372
                                                                                                                   ----------------
             THRIFTS & MORTGAGE FINANCE 0.6%
             People's United Financial Inc. ..............................    United States        1,692,640             32,583,320
                                                                                                                   ----------------
             TOBACCO 7.8%
             Altria Group Inc. ...........................................    United States        1,478,228             29,328,043
             British American Tobacco PLC ................................   United Kingdom        2,620,106             85,529,677
             Imperial Tobacco Group PLC ..................................   United Kingdom        3,583,024            115,004,788
             Japan Tobacco Inc. ..........................................        Japan               12,406             46,776,825
             KT&G Corp. ..................................................     South Korea           208,102             15,532,126
             Lorillard Inc. ..............................................    United States          621,220             44,199,803
             Reynolds American Inc. ......................................    United States        1,458,314             70,903,227
             UST Inc. ....................................................    United States          442,800             29,463,912
                                                                                                                   ----------------
                                                                                                                        436,738,401
                                                                                                                   ----------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(f)
         (a) Groupe Eurotunnel SA ........................................       France               14,883                174,605
         (a) Groupe Eurotunnel SA, wts., 12/30/11 ........................       France            1,570,655                419,794
                                                                                                                   ----------------
                                                                                                                            594,399
                                                                                                                   ----------------
             WIRELESS TELECOMMUNICATION SERVICES 0.3%
             Sprint Nextel Corp. .........................................    United States        2,478,870             15,121,107
                                                                                                                   ----------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $4,990,033,799) ....................................                                            4,837,906,820
                                                                                                                   ----------------
             PREFERRED STOCKS 0.1%
             AUTO COMPONENTS 0.1%
         (d) Dana Holding Corp., 4.00%, cvt. pfd., B .....................    United States           60,625              3,485,937
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 27

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL BEACON FUND                                                  COUNTRY           CONTRACTS             VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             PREFERRED STOCKS (CONTINUED)
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(f)
         (d) PTV Inc., 10.00%, pfd., A ...................................   United Kingdom          114,246       $         59,408
                                                                                                                   ----------------
             TOTAL PREFERRED STOCKS (COST $6,222,444) ....................                                                3,545,345
                                                                                                                   ----------------
             OPTIONS PURCHASED 0.1%
             PUT OPTIONS (COST $3,117,569) 0.1%
         (a) Volkswagen AG, exercise price 170.00 EUR, expiration date
                3/20/09, contracts .......................................       Germany               2,400              1,542,869
                                                                                                                   ----------------

                                                                                                   PRINCIPAL
                                                                                                    AMOUNT(i)
                                                                                              ------------------
             CORPORATE BONDS & NOTES 2.5%
         (j) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ......       Canada            1,993,000 CAD          1,729,402
         (d) Cerberus CG Investor I LLC, 12.00%, 7/31/14 .................    United States       18,089,600              8,808,697
         (d) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ................    United States       18,089,600              8,808,697
         (d) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ...............    United States        9,044,800              4,404,349
         (d) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ...    United States       17,106,799              6,067,587
         (d) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
                11/22/13 .................................................    United States        1,425,915                505,756
         (d) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
                11/22/13 .................................................    United States        2,672,657                947,961
         (d) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ......    United States       13,072,130              4,636,536
         (d) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .........    United States       24,337,605              8,632,271
      (d, g) DecisionOne Corp.,
                12.00%, 4/15/10 ..........................................    United States        1,455,528              1,455,528
         (k)    FRN, 7.25%, 5/12/09 ......................................    United States          263,440                263,440
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 .......................................       France               21,700 EUR             51,717
                T2, 3.00%, 7/28/09 .......................................       France               24,211 GBP             81,524
                T3, 3.00%, 7/28/10 .......................................       France            5,574,500 EUR         13,285,477
                T3, 3.00%, 7/28/10 .......................................       France            5,182,586 GBP         17,451,050
         (j) Indianapolis Downs LLC, 144A,
                senior secured note, 11.00%, 11/01/12 ....................    United States        6,400,000              4,384,000
         (l)    senior secured sub. note, PIK, 15.50%, 11/01/13 ..........    United States       23,283,299             16,007,268
         (d) International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ..................................................    United States        1,947,800              1,584,927
      (d, k) Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 9.50%, 9/19/09 ..................    United States        1,149,897              1,136,443
                Second Lien DIP Trust A Term Loan, 14.50%, 9/19/09 .......    United States        3,004,081              2,508,408
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 .......    United States        2,143,629              1,822,084
      (d, k) Pontus I LLC, junior note, 144A, FRN,
                5.926%, 7/24/09 ..........................................    United States        8,117,856              5,645,057
                6.488%, 7/24/09 ..........................................    United States        7,159,748              5,490,310
                6.645%, 7/24/09 ..........................................    United States        7,332,951              6,748,194
      (d, k) Pontus II Trust, junior note, 144A, FRN, 6.488%, 6/25/09 ....    United States        3,579,830              2,745,122


                    28 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                  PRINCIPAL
                                                                                                  AMOUNT(i)/
             MUTUAL BEACON FUND                                                  COUNTRY            SHARES               VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             CORPORATE BONDS & NOTES (CONTINUED)
         (k) Realogy Corp., FRN,
                5.679%, 4/10/13 ..........................................    United States        5,129,339       $      3,882,910
                Delayed Draw Term B Loan, 5.79%, 10/10/13 ................    United States          862,505                644,183
                Initial Term Loan B, 5.487%, 10/10/13 ....................    United States        4,756,740              3,552,690
                Synthetic Letter of Credit, 3.76%, 10/10/13 ..............    United States        1,280,619                956,462
             Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ............    United States       17,380,260              7,212,808
      (c, l) TVMAX Holdings Inc., PIK,
                11.50%, 12/31/08 .........................................    United States          501,827                351,279
                14.00%, 12/31/08 .........................................    United States          954,107                667,875
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES
                (COST $236,008,812) ......................................                                              142,470,012
                                                                                                                   ----------------
             CORPORATE BONDS & NOTES IN REORGANIZATION 0.2%
   (d, k, m) Motor Coach Industries International Inc., Senior Second Term
                Loan, FRN,
                   Second Lien, 11.00%, 12/01/08 .........................    United States        2,452,008              1,716,405
                   Third Lien, 15.649%, 12/01/08 .........................    United States       33,683,621             11,307,592
      (c, m) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .....    United States           50,000                    250
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $35,646,730) .......................................                                               13,024,247
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $5,271,029,354) ....................................                                            4,998,489,293
                                                                                                                   ----------------
             SHORT TERM INVESTMENTS 8.5%
             U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $454,724,926) 8.1%
         (n) FHLB, 10/01/08 - 9/01/09 ....................................    United States      459,326,000            454,597,225
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $5,725,754,280) ..............                                            5,453,086,518
                                                                                                                   ----------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
             LOANED SECURITIES 0.1%
             MONEY MARKET FUNDS (COST $3,474,368) 0.1%
         (o) Bank of New York Institutional Cash Reserve Fund, 2.18% .....    United States        3,474,368              3,439,624
                                                                                                                   ----------------
             REPURCHASE AGREEMENTS 0.3%
         (p) Credit Suisse First Boston, 0.20%, 10/01/08
                (Maturity Value $2,200,012) Collateralized by U.S.
                Treasury bond, 6.75%, 8/15/26 ............................    United States        2,200,000              2,200,000
         (p) Merrill Lynch Government Securities Inc., 0.05%, 10/01/08
                (Maturity Value $14,400,020) Collateralized by U.S.
                Government and Agency Securities, 5.70% - 5.80%,
                2/06/23 - 3/17/25 ........................................    United States       14,400,000             14,400,000
                                                                                                                   ----------------
             TOTAL REPURCHASE AGREEMENTS (COST $16,600,000) ..............                                               16,600,000
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 29

Franklin Mutual Series Funds

             MUTUAL BEACON FUND                                                                                          VALUE
             -------------------------------------------------------------                                         ----------------
             TOTAL INVESTMENTS (COST $5,745,828,648) 97.4% ...............                                         $  5,473,126,142
             NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
                CONTRACTS 1.5% ...........................................                                               84,504,657
             OTHER ASSETS, LESS LIABILITIES 1.1% .........................                                               60,015,715
                                                                                                                   ----------------
             NET ASSETS 100.0% ...........................................                                         $  5,617,646,514
                                                                                                                   ================

See Currency and Selected Portfolio Abbreviations on page 51.

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the aggregate value of these securities was $67,284,294, representing 1.20% of net assets.

(d)  See Note 5 regarding restricted and illiquid securities.

(e)  See Note 7 regarding other considerations.

(f)  Rounds to less than 0.1% of net assets.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h)  A portion or all of the security is on loan at September 30, 2008.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $22,120,670, representing 0.39% of net assets.

(k)  The coupon rate shown represents the rate at period end.

(l)  Income may be received in additional securities and/or cash.

(m)  Defaulted security.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o)  The rate shown is the annualized seven-day yield at period end.

(p) At September 30, 2008, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    30 | Quarterly Statements of Investments

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                    SHARES/
             MUTUAL DISCOVERY FUND                                               COUNTRY      WARRANTS/CONTRACTS        VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 64.8%
             AIRLINES 0.2%
         (a) ACE Aviation Holdings Inc., A ...............................        Canada           1,341,927       $      9,907,986
         (a) Northwest Airlines Corp. ....................................    United States        1,866,544             16,854,892
      (a, b) Northwest Airlines Corp., Contingent Distribution ...........    United States       69,160,000                259,350
                                                                                                                   ----------------
                                                                                                                         27,022,228
                                                                                                                   ----------------
             AUTO COMPONENTS 0.0%(c)
   (a, b, d) Collins & Aikman Products Co., Contingent Distribution ......    United States        1,967,769                     --
         (a) Dana Holding Corp. ..........................................    United States          949,988              4,597,942
      (a, b) Dana Holding Corp., Contingent Distribution .................    United States       25,003,000                750,090
                                                                                                                   ----------------
                                                                                                                          5,348,032
                                                                                                                   ----------------
             AUTOMOBILES 0.2%
(a, e, f, g) IACNA Investor LLC...........................................    United States          402,771                  4,028
(a, e, f, g) International Automotive Components Group Brazil LLC ........        Brazil           3,204,016              7,408,130
(a, e, f, g) International Automotive Components Group Japan LLC .........        Japan              650,533              2,612,412
   (a, e, g) International Automotive Components Group LLC ...............      Luxembourg        13,618,870              8,955,769
   (a, e, g) International Automotive Components Group NA LLC, A .........    United States       11,533,276              8,233,605
                                                                                                                   ----------------
                                                                                                                         27,213,944
                                                                                                                   ----------------
             BEVERAGES 6.7%
             Anheuser-Busch Cos. Inc. ....................................    United States        1,910,360            123,944,157
             Brown-Forman Corp., A .......................................    United States          143,200             10,167,200
             Brown-Forman Corp., B .......................................    United States          391,650             28,124,386
             Carlsberg AS, A .............................................       Denmark             113,300              9,613,463
             Carlsberg AS, B .............................................       Denmark           4,809,806            360,950,842
         (a) Dr. Pepper Snapple Group Inc. ...............................    United States        1,263,719             33,463,279
             Fomento Economico Mexicano SAB de CV, ADR ...................        Mexico           3,150,684            120,167,088
             Lotte Chilsung Beverage Co. Ltd. ............................     South Korea            55,692             40,921,375
             Pernod Ricard SA ............................................        France           2,606,996            226,563,410
                                                                                                                   ----------------
                                                                                                                        953,915,200
                                                                                                                   ----------------
             BUILDING PRODUCTS 0.5%
             Armstrong World Industries Inc. .............................    United States          200,703              5,800,317
             KCC Corp. ...................................................     South Korea           160,170             49,962,799
         (a) Owens Corning Inc. ..........................................    United States          750,622             17,947,372
                                                                                                                   ----------------
                                                                                                                         73,710,488
                                                                                                                   ----------------
             CAPITAL MARKETS 0.7%
             Legg Mason Inc. .............................................    United States           31,980              1,217,159
         (a) Marfin Investment Group Holdings SA .........................        Greece          14,276,740            100,415,455
                                                                                                                   ----------------
                                                                                                                        101,632,614
                                                                                                                   ----------------
             CHEMICALS 1.3%
   (a, b, d) Dow Corning Corp., Contingent Distribution ..................    United States       14,735,153              2,857,539
             Rohm and Haas Co. ...........................................    United States        1,151,380             80,596,600
             Sika AG .....................................................     Switzerland            85,406             95,553,849
                                                                                                                   ----------------
                                                                                                                        179,007,988
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 31

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL DISCOVERY FUND                                               COUNTRY      WARRANTS/CONTRACTS        VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             COMMERCIAL BANKS 4.2%
             Banco Popolare SpA ..........................................        Italy            7,826,663       $    119,896,366
             Bank of Ireland .............................................       Ireland             189,939              1,055,389
             BNP Paribas SA ..............................................        France           1,322,121            122,897,413
             Danske Bank AS ..............................................       Denmark           3,488,125             82,048,382
   (a, e, f) FE Capital Holdings Ltd. ....................................        Japan               29,212                     --
             Intesa Sanpaolo SpA .........................................        Italy            9,756,274             52,769,361
         (a) Investors Bancorp Inc. ......................................    United States            1,775                 26,714
      (a, e) NCB Warrant Holdings Ltd., A ................................        Japan              135,864                     --
             PacWest Bancorp .............................................    United States          113,350              3,240,677
             Societe Generale, A .........................................        France           1,269,621            110,730,508
             Svenska Handelsbanken AB, A .................................        Sweden           3,204,537             70,235,415
             Unione di Banche Italiane Scpa ..............................        Italy            1,785,203             38,723,400
                                                                                                                   ----------------
                                                                                                                        601,623,625
                                                                                                                   ----------------
             COMMERCIAL SERVICES & SUPPLIES 0.1%
         (a) Comdisco Holding Co. Inc. ...................................    United States              929                  8,835
      (a, b) Comdisco Holding Co. Inc., Contingent Distribution ..........    United States       37,660,000                     --
             Fursys Inc. .................................................     South Korea           547,260             11,141,033
                                                                                                                   ----------------
                                                                                                                         11,149,868
                                                                                                                   ----------------
             COMPUTERS & PERIPHERALS 0.2%
      (a, e) DecisionOne Corp. ...........................................    United States          359,884                     --
      (a, e) DecisionOne Corp., wts., 6/08/17 ............................    United States          197,603                     --
         (a) Dell Inc. ...................................................    United States        1,603,550             26,426,504
                                                                                                                   ----------------
                                                                                                                         26,426,504
                                                                                                                   ----------------
             CONSTRUCTION MATERIALS 0.4%
             Ciments Francais SA .........................................        France             399,572             41,031,691
             Hanil Cement Co. Ltd. .......................................     South Korea           296,309             18,625,933
                                                                                                                   ----------------
                                                                                                                         59,657,624
                                                                                                                   ----------------
             CONSUMER FINANCE 0.4%
             American Express Co. ........................................    United States            7,500                265,725
      (a, e) Cerberus CG Investor I LLC ..................................    United States        9,005,073              4,385,004
      (a, e) Cerberus CG Investor II LLC .................................    United States        9,005,073              4,385,004
      (a, e) Cerberus CG Investor III LLC ................................    United States        4,502,537              2,192,502
      (a, e) Cerberus FIM Investors Auto Finance LLC .....................    United States        8,723,795              3,094,231
      (a, e) Cerberus FIM Investors Commercial Finance LLC ...............    United States          726,666                257,740
      (a, e) Cerberus FIM Investors Commercial Mortgage LLC ..............    United States        1,362,023                483,094
      (a, e) Cerberus FIM Investors Insurance LLC ........................    United States        6,661,738              2,362,842
      (a, e) Cerberus FIM Investors Rescap LLC ...........................    United States       12,402,778              4,399,124
         (a) SLM Corp. ...................................................    United States        2,616,350             32,285,759
                                                                                                                   ----------------
                                                                                                                         54,111,025
                                                                                                                   ----------------


                    32 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL DISCOVERY FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             DIVERSIFIED FINANCIAL SERVICES 1.1%
             Deutsche Boerse AG ..........................................       Germany           1,404,621       $    126,199,484
             Guinness Peat Group PLC .....................................   United Kingdom       30,515,624             25,209,105
      (a, b) Marconi Corp., Contingent Distribution ......................   United Kingdom       33,909,700                     --
                                                                                                                   ----------------
                                                                                                                        151,408,589
                                                                                                                   ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.6%
   (a, e, g) AboveNet Inc. ...............................................    United States          366,651             18,332,550
   (a, e, g) AboveNet Inc., stock grant, grant price $20.95, expiration
                date 9/09/13 .............................................    United States              464                 11,809
   (a, e, g) AboveNet Inc., wts., 9/08/10 ................................    United States           14,911                417,508
   (a, b, d) Global Crossing Holdings Ltd., Contingent Distribution ......    United States       45,658,716                     --
             Koninklijke (Royal) KPN NV ..................................     Netherlands         4,511,679             64,684,334
                                                                                                                   ----------------
                                                                                                                         83,446,201
                                                                                                                   ----------------
             ENERGY EQUIPMENT & SERVICES 3.5%
             Bourbon SA ..................................................       France            1,031,595             50,702,997
         (a) BW Offshore Ltd. ............................................       Norway           18,666,535             26,066,855
         (a) Compagnie Generale de Geophysique SA ........................       France            2,902,660             90,401,428
      (a, f) Dockwise Ltd. ...............................................       Norway           12,379,100             23,266,610
         (a) Petroleum Geo-Services ASA ..................................       Norway            1,796,568             23,254,665
         (a) Pride International Inc. ....................................    United States        2,855,610             84,554,612
             Seadrill Ltd. ...............................................       Bermuda           6,296,892            127,989,963
         (a) Transocean Inc. .............................................    United States          586,464             64,417,206
                                                                                                                   ----------------
                                                                                                                        490,654,336
                                                                                                                   ----------------
             FOOD & STAPLES RETAILING 1.8%
             Carrefour SA ................................................       France            4,558,365            212,245,551
             CVS Caremark Corp. ..........................................    United States        1,232,553             41,487,734
                                                                                                                   ----------------
                                                                                                                        253,733,285
                                                                                                                   ----------------
             FOOD PRODUCTS 7.4%
             Cadbury PLC .................................................   United Kingdom        6,739,836             68,158,453
             Cermaq ASA ..................................................       Norway            1,259,560              8,098,273
         (f) CSM NV ......................................................     Netherlands         4,036,926            101,535,943
         (f) Farmer Brothers Co. .........................................    United States          904,637             22,498,322
             Groupe Danone ...............................................       France            2,686,412            188,948,796
         (a) Lighthouse Caledonia ASA ....................................       Norway            1,401,289              1,108,313
             Lotte Confectionary Co. Ltd. ................................     South Korea            52,189             44,889,293
   (a, f, h) Marine Harvest ..............................................       Norway          178,709,281             87,239,018
             Nestle SA ...................................................     Switzerland         1,644,220             70,483,284
             Nong Shim Co. Ltd. ..........................................     South Korea           210,569             38,673,658
             Premier Foods PLC ...........................................   United Kingdom       24,478,659             32,971,169
             Rieber & Son ASA ............................................       Norway            3,605,065             23,730,442
             Wm. Wrigley Jr. Co. .........................................    United States        4,465,638            354,571,657
                                                                                                                   ----------------
                                                                                                                      1,042,906,621
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 33

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL DISCOVERY FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             HEALTH CARE PROVIDERS & SERVICES 0.8%
      (a, e) Kindred Healthcare Inc. .....................................    United States        1,144,480       $     29,975,648
             Rhoen-Klinikum AG ...........................................       Germany           3,163,170             88,992,628
                                                                                                                   ----------------
                                                                                                                        118,968,276
                                                                                                                   ----------------
             HOTELS, RESTAURANTS & LEISURE 0.0%(c)
         (a) Trump Entertainment Resorts Inc. ............................    United States          839,693              1,024,425
                                                                                                                   ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.0%(c)
             Constellation Energy Group ..................................    United States              650                 15,795
                                                                                                                   ----------------
             INDUSTRIAL CONGLOMERATES 4.4%
             Jardine Matheson Holdings Ltd. ..............................      Hong Kong          4,120,069            107,634,479
             Jardine Strategic Holdings Ltd. .............................      Hong Kong          9,657,583            137,346,131
             Keppel Corp. Ltd. ...........................................      Singapore         17,381,344             96,055,899
             Koninklijke Philips Electronics NV ..........................     Netherlands           272,485              7,315,369
         (g) Orkla ASA ...................................................       Norway           20,568,718            185,073,680
             Siemens AG ..................................................       Germany           1,005,019             93,732,307
                                                                                                                   ----------------
                                                                                                                        627,157,865
                                                                                                                   ----------------
             INSURANCE 5.8%
             ACE Ltd. ....................................................    United States           15,900                860,667
         (a) Alleghany Corp. .............................................    United States           76,545             27,938,925
             Allianz SE ..................................................       Germany             445,275             60,607,403
             Assicurazioni Generali SpA ..................................        Italy            1,206,738             39,687,981
         (a) Berkshire Hathaway Inc., A ..................................    United States              853            111,401,800
         (a) Berkshire Hathaway Inc., B ..................................    United States           29,300            128,773,500
         (a) Conseco Inc. ................................................    United States        2,684,120              9,448,102
             E-L Financial Corp. Ltd. ....................................       Canada              177,619             81,755,963
   (a, e, f) Imagine Group Holdings Ltd. .................................       Bermuda           4,551,501             55,664,857
             Old Republic International Corp. ............................    United States        1,780,087             22,696,109
      (a, e) Olympus Re Holdings Ltd. ....................................    United States           47,160                152,204
         (a) Philadelphia Consolidated Holding Corp. .....................    United States        1,804,360            105,681,365
             Prudential Financial Inc. ...................................    United States          421,200             30,326,400
             White Mountains Insurance Group Ltd. ........................    United States          172,815             81,179,846
             Zurich Financial Services AG ................................     Switzerland           237,664             64,679,104
                                                                                                                   ----------------
                                                                                                                        820,854,226
                                                                                                                   ----------------
             MACHINERY 1.2%
      (a, e) Motor Coach Industries International Inc., wts., 5/27/09 ....    United States                5                     --
             Schindler Holding AG ........................................     Switzerland         2,263,002            134,846,260
             Schindler Holding AG, Registered ............................     Switzerland           659,880             39,878,020
                                                                                                                   ----------------
                                                                                                                        174,724,280
                                                                                                                   ----------------
             MEDIA 3.9%
         (a) Adelphia Recovery Trust .....................................    United States       45,477,593                909,552
      (a, b) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
                Contingent Distribution ..................................    United States        5,538,790              2,049,352


                    34 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL DISCOVERY FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             MEDIA (CONTINUED)
      (a, b) Century Communications Corp., Contingent Distribution .......    United States       15,282,000       $             --
             CJ CGV Co. Ltd. .............................................     South Korea           849,040             11,816,258
             Daekyo Co. Ltd. .............................................     South Korea           367,570             18,665,216
         (a) Eutelsat Communications .....................................       France            6,644,123            175,429,830
             JC Decaux SA ................................................       France            2,791,333             60,194,292
             News Corp., A ...............................................    United States        4,059,657             48,675,287
         (a) Premiere AG .................................................       Germany           3,927,965             52,602,461
         (a) Time Warner Cable Inc., A ...................................    United States        1,019,698             24,676,692
             Time Warner Inc. ............................................    United States        5,065,700             66,411,327
      (a, d) TVMAX Holdings Inc. .........................................    United States          118,432                     --
         (a) Viacom Inc., B ..............................................    United States        1,406,510             34,937,708
             Virgin Media Inc. ...........................................   United Kingdom        5,672,663             44,814,038
             WPP Group PLC ...............................................   United Kingdom        2,244,770             18,154,907
                                                                                                                   ----------------
                                                                                                                        559,336,920
                                                                                                                   ----------------
             MULTI-UTILITIES 1.1%
             GDF Suez ....................................................       France              573,006             29,420,736
             NorthWestern Corp. ..........................................    United States          328,196              8,247,566
      (a, b) NorthWestern Corp., Contingent Distribution .................    United States        9,839,500                     --
             RWE AG ......................................................       Germany           1,172,783            112,100,778
         (a) Suez Environnement SA .......................................       France              106,367              2,616,967
                                                                                                                   ----------------
                                                                                                                        152,386,047
                                                                                                                   ----------------
             MULTILINE RETAIL 0.3%
             Jelmoli Holding AG ..........................................     Switzerland            19,024             41,925,891
                                                                                                                   ----------------
             OIL, GAS & CONSUMABLE FUELS 1.2%
             BP PLC ......................................................   United Kingdom        5,264,794             43,841,816
             BP PLC, ADR .................................................   United Kingdom          180,900              9,075,753
             Royal Dutch Shell PLC, A ....................................   United Kingdom        2,182,717             63,174,059
             Total SA, B .................................................       France              510,684             30,588,587
             Total SA, B, ADR ............................................       France              417,296             25,321,521
                                                                                                                   ----------------
                                                                                                                        172,001,736
                                                                                                                   ----------------
             PAPER & FOREST PRODUCTS 0.6%
         (a) Domtar Corp. ................................................    United States        3,018,373             13,884,516
             Mondi Ltd. ..................................................   United Kingdom          278,762              1,477,929
             Weyerhaeuser Co. ............................................    United States        1,148,084             69,550,929
                                                                                                                   ----------------
                                                                                                                         84,913,374
                                                                                                                   ----------------
             PERSONAL PRODUCTS 0.2%
             Amorepacific Corp. ..........................................     South Korea            64,004             34,607,591
                                                                                                                   ----------------
             PHARMACEUTICALS 0.9%
             Novartis AG .................................................     Switzerland         1,486,507             77,405,714
             Pfizer Inc. .................................................    United States        2,675,730             49,340,461
                                                                                                                   ----------------
                                                                                                                        126,746,175
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 35

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL DISCOVERY FUND                                               COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             PROFESSIONAL SERVICES 0.3%
             Teleperformance .............................................       France            1,465,107       $     40,333,106
                                                                                                                   ----------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.3%
             Link REIT ...................................................      Hong Kong         78,541,440            163,250,488
             Ventas Inc. .................................................    United States          516,500             25,525,430
                                                                                                                   ----------------
                                                                                                                        188,775,918
                                                                                                                   ----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.2%
         (d) Canary Wharf Group PLC ......................................   United Kingdom        5,400,183             33,847,697
             Great Eagle Holdings Ltd. ...................................      Hong Kong         12,911,868             28,711,731
             Swire Pacific Ltd., A .......................................      Hong Kong          9,379,950             82,441,487
             Swire Pacific Ltd., B .......................................      Hong Kong         13,605,000             23,540,136
                                                                                                                   ----------------
                                                                                                                        168,541,051
                                                                                                                   ----------------
             SOFTWARE 0.6%
             Microsoft Corp. .............................................    United States        2,949,730             78,728,294
                                                                                                                   ----------------
             TOBACCO 11.2%
             Altria Group Inc. ...........................................    United States        1,213,908             24,083,935
             British American Tobacco PLC ................................   United Kingdom       10,342,443            337,614,511
             Imperial Tobacco Group PLC ..................................   United Kingdom       11,259,039            361,382,842
             ITC Ltd. ....................................................        India           15,068,790             60,810,895
             Japan Tobacco Inc. ..........................................        Japan               52,347            197,374,371
             KT&G Corp. ..................................................     South Korea         2,069,515            154,462,566
             Lorillard Inc. ..............................................    United States          672,627             47,857,411
             Philip Morris International Inc. ............................    United States        1,213,908             58,388,975
             Reynolds American Inc. ......................................    United States        1,229,730             59,789,472
             UST Inc. ....................................................    United States        4,321,230            287,534,644
                                                                                                                   ----------------
                                                                                                                      1,589,299,622
                                                                                                                   ----------------
             TRADING COMPANIES & DISTRIBUTORS 0.5%
         (f) Kloeckner & Co. SE ..........................................       Germany           2,796,264             65,689,529
                                                                                                                   ----------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(c)
         (a) Groupe Eurotunnel SA ........................................       France                7,050                 82,710
         (a) Groupe Eurotunnel SA, wts., 12/30/11 ........................       France              200,763                 53,658
                                                                                                                   ----------------
                                                                                                                            136,368
                                                                                                                   ----------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $8,715,250,406) ....................................                                            9,189,134,661
                                                                                                                   ----------------
             PREFERRED STOCKS 0.0%(c)
             AUTO COMPONENTS 0.0%(c)
         (e) Dana Holding Corp., 4.00%, cvt. pfd., B .....................    United States           89,831              5,165,282
                                                                                                                   ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(c)
         (e) PTV Inc., 10.00%, pfd., A ...................................   United Kingdom           86,280                 44,866
                                                                                                                   ----------------
             TOTAL PREFERRED STOCKS (COST $9,103,892) ....................                                                5,210,148
                                                                                                                   ----------------


                    36 | Quarterly Statements of Investments

Franklin Mutual Series Funds

             MUTUAL DISCOVERY FUND                                               COUNTRY           CONTRACTS             VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             OPTIONS PURCHASED 1.5%
             PUT OPTIONS
         (a) Dow Jones EUROSTOXX 50, exercise price $2,900.00,
                expiration date 6/19/09, contracts .......................    United States          106,757       $     24,389,704
         (a) Dow Jones EUROSTOXX 50, exercise price $3,050.00,
                expiration date 6/19/09, contracts .......................    United States           51,405             15,115,640
         (a) Dow Jones EUROSTOXX 50, exercise price $3,300.00,
                expiration date 6/19/09, contracts .......................    United States           94,559             40,166,772
         (a) Dow Jones EUROSTOXX 50, exercise price $3,350.00,
                expiration date 6/19/09, contracts .......................    United States           93,242             42,491,312
         (a) Dow Jones EUROSTOXX 50, exercise price $3,400.00,
                expiration date 6/19/09, contracts .......................    United States           91,545             45,012,677
         (a) S&P 500 Index, exercise price $1,225.00, expiration date
                6/20/09, contracts .......................................    United States            1,293             16,511,610
         (a) S&P 500 Index, exercise price $1,250.00, expiration date
                6/20/09, contracts .......................................    United States            1,257             18,207,645
         (a) S&P 500 Index, exercise price $1,275.00, expiration date
                6/20/09, contracts .......................................    United States              610              9,714,250
                                                                                                                   ----------------
             TOTAL OPTIONS PURCHASED (COST $ 98,395,267) .................                                              211,609,610
                                                                                                                   ----------------

                                                                                                   PRINCIPAL
                                                                                                   AMOUNT(i)
                                                                                              ------------------
             CORPORATE BONDS & NOTES 1.0%
         (j) ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ......       Canada            2,761,000 CAD          2,395,823
         (e) Cerberus CG Investor I LLC, 12.00%, 7/31/14 .................    United States        7,903,600              3,848,644
         (e) Cerberus CG Investor II LLC, 12.00%, 7/31/14 ................    United States        7,903,600              3,848,644
         (e) Cerberus CG Investor III LLC, 12.00%, 7/31/14 ...............    United States        3,951,800              1,924,322
         (e) Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ...    United States       26,153,583              9,276,378
         (e) Cerberus FIM Investors Commercial Finance LLC, 12.00%,
                11/22/13 .................................................    United States        2,179,997                773,220
         (e) Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
                11/22/13 .................................................    United States        4,086,069              1,449,282
         (e) Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ......    United States       19,985,213              7,088,528
         (e) Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .........    United States       37,208,337             13,197,373
         (e) DecisionOne Corp.,
                12.00%, 4/15/10 ..........................................    United States          458,546                458,546
         (k)    FRN, 7.25%, 5/12/09 ......................................    United States           82,993                 82,993
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 .......................................       France                9,600 EUR             22,884
                T2, 3.00%, 7/28/09 .......................................       France               11,935 GBP             40,197
                T3, 3.00%, 7/28/10 .......................................       France            7,220,400 EUR         17,211,998
                T3, 3.00%, 7/28/10 .......................................       France            4,866,820 GBP         16,391,381
      (e, g) International Automotive Components Group NA LLC, 9.00%,
                4/01/17 ..................................................    United States        3,472,200              2,825,333


                    Quarterly Statements of Investments | 37

Franklin Mutual Series Funds

                                                                                                   PRINCIPAL
             MUTUAL DISCOVERY FUND                                               COUNTRY       AMOUNT(i)/ SHARES         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             CORPORATE BONDS & NOTES (CONTINUED)
      (e, k) Motor Coach Industries International Inc., FRN,
                First Lien DIP Revolver, 9.50%, 9/19/09 ..................    United States        1,046,796       $      1,034,548
                Second Lien DIP Trust A Term Loan, 14.50%, 9/19/09 .......    United States        2,734,737              2,283,505
                Second Lien DIP Trust B Term Loan, 15.25%, 9/19/09 .......    United States        1,951,432              1,658,717
      (e, k) Pontus I LLC, junior note, 144A, FRN,
                5.926%, 7/24/09 ..........................................    United States       17,284,745             12,019,598
                6.488%, 7/24/09 ..........................................    United States       15,244,597             11,690,015
                6.645%, 7/24/09 ..........................................    United States       15,613,441             14,368,366
      (e, k) Pontus II Trust, junior note, 144A, FRN, 6.488%, 6/25/09 ....    United States        7,622,342              5,845,041
             Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ............    United States       17,141,134              7,113,571
      (d, l) TVMAX Holdings Inc., PIK,
                11.50%, 12/31/08 .........................................    United States          392,110                274,477
                14.00%, 12/31/08 .........................................    United States          810,263                567,184
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES
                (COST $234,354,860) ......................................                                              137,690,568
                                                                                                                   ----------------
             CORPORATE BONDS & NOTES IN REORGANIZATION 0.1%
   (e, k, m) Motor Coach Industries International Inc., Senior Secured
                Term Loan, FRN,
                Second Lien, 11.00%, 12/01/08 ............................    United States        2,232,162              1,562,513
                Third Lien, 15.649%, 12/01/08 ............................    United States       30,663,564             10,293,759
      (d, m) Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .....    United States           40,000                    200
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
                (COST $32,450,496) .......................................                                               11,856,472
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $9,089,554,921) ....................................                                            9,555,501,459
                                                                                                                   ----------------
             SHORT TERM INVESTMENTS 27.1%
             U.S. GOVERNMENT AND AGENCY SECURITIES 26.2%
         (n) FHLB,
                10/01/08 - 9/23/09 .......................................    United States    3,606,460,000          3,565,367,132
                11/03/08 .................................................    United States      147,000,000            146,740,545
                                                                                                                   ----------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $3,714,207,571) ....................................                                            3,712,107,677
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $12,803,762,491)  ............                                           13,267,609,136
                                                                                                                   ----------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.1%
             MONEY MARKET FUNDS (COST $7,912,076) 0.1%
         (o) Bank of New York Institutional Cash Reserve Fund, 2.18% .....    United States        7,912,076              7,832,955
                                                                                                                   ----------------


                    38 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                   PRINCIPAL
             MUTUAL DISCOVERY FUND                                               COUNTRY           AMOUNT(i)             VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             REPURCHASE AGREEMENTS 0.8%
         (p) Credit Suisse First Boston, 0.20%, 10/01/08
                (Maturity Value $15,500,086) Collateralized by U.S. Treasury
                Bond, 6.75%, 8/15/26 .....................................    United States   $   15,500,000       $     15,500,000
         (p) Merrill Lynch Government Securities Inc., 0.05%, 10/01/08
                (Maturity Value $102,600,143) Collateralized by U.S.
                Government and Agency Securities, 4.10% - 5.75%,
                5/01/12 - 6/30/25 ........................................    United States      102,600,000            102,600,000
                                                                                                                   ----------------
             TOTAL REPURCHASE AGREEMENTS
                (COST $118,100,000) ......................................                                              118,100,000
                                                                                                                   ----------------
             TOTAL INVESTMENTS (COST $12,929,774,567) 94.5% ..............                                           13,393,542,091
             NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE
                CONTRACTS 2.5% ...........................................                                              356,771,896
             OTHER ASSETS, LESS LIABILITIES 3.0% .........................                                              423,382,640
                                                                                                                   ----------------
             NET ASSETS 100.0% ...........................................                                         $ 14,173,696,627
                                                                                                                   ================

See Currency and Selected Portfolio Abbreviations on page 51.

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)  Rounds to less than 0.1% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the aggregate value of these securities was $37,547,097, representing 0.26% of net assets.

(e)  See Note 5 regarding restricted and illiquid securities.

(f)  See Note 6 regarding holdings of 5% voting securities.

(g)  See Note 7 regarding other considerations.

(h)  A portion or all of the security is on loan at September 30, 2008.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of these securities was $2,395,823, representing 0.02% of net assets.

(k)  The coupon rate shown represents the rate at period end.

(l)  Income may be received in additional securities and/or cash.

(m)  Defaulted security.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o)  The rate shown is the annualized seven-day yield at period end.

(p) At September 30, 2008, all repurchase agreements had been entered into on that date.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 39

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

                                                                                                    SHARES/
             MUTUAL EUROPEAN FUND                                                COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 72.2%
             AIR FREIGHT & LOGISTICS 3.0%
             Deutsche Post AG ............................................       Germany           1,452,447       $     30,361,317
             TNT NV ......................................................     Netherlands         1,307,820             35,874,354
                                                                                                                   ----------------
                                                                                                                         66,235,671
                                                                                                                   ----------------
             AUTOMOBILES 0.9%
             Daimler AG ..................................................       Germany             402,004             20,357,966
                                                                                                                   ----------------
             BEVERAGES 3.2%
             Carlsberg AS, A .............................................       Denmark              28,600              2,426,699
             Carlsberg AS, B .............................................       Denmark             468,810             35,181,744
             Pernod Ricard SA ............................................        France             374,851             32,576,775
                                                                                                                   ----------------
                                                                                                                         70,185,218
                                                                                                                   ----------------
             CAPITAL MARKETS 0.3%
             D. Carnegie & Co. AB ........................................       Sweden              852,658              6,147,409
                                                                                                                   ----------------
             CHEMICALS 3.4%
             Akzo Nobel NV ...............................................     Netherlands            67,000              3,168,177
             Koninklijke DSM NV ..........................................     Netherlands           711,489             33,383,405
             Lanxess .....................................................       Germany             245,850              6,691,950
             Linde AG ....................................................       Germany             210,869             22,389,590
             Sika AG .....................................................     Switzerland             8,141              9,108,305
                                                                                                                   ----------------
                                                                                                                         74,741,427
                                                                                                                   ----------------
             COMMERCIAL BANKS 6.2%
             Banco Popolare SpA ..........................................       Italy             1,109,785             17,000,756
             BNP Paribas SA ..............................................       France              560,850             52,133,666
             Danske Bank AS ..............................................      Denmark              981,251             23,081,185
             Intesa Sanpaolo SpA .........................................       Italy             2,921,263             15,800,415
             Societe Generale, A .........................................       France              299,375             26,110,111
             Unione di Banche Italiane Scpa ..............................       Italy                54,319              1,178,251
                                                                                                                   ----------------
                                                                                                                        135,304,384
                                                                                                                   ----------------
             COMMUNICATIONS EQUIPMENT 0.8%
             Telefonaktiebolaget LM Ericsson, B ..........................       Sweden            1,741,954             16,075,479
             Telefonaktiebolaget LM Ericsson, B, ADR .....................       Sweden              134,200              1,265,506
                                                                                                                   ----------------
                                                                                                                         17,340,985
                                                                                                                   ----------------
             CONSTRUCTION MATERIALS 0.3%
             CRH PLC .....................................................      Ireland              357,799              7,564,838
                                                                                                                   ----------------
             DIVERSIFIED FINANCIAL SERVICES 3.0%
             Deutsche Boerse AG ..........................................      Germany              255,721             22,975,492
             Groupe Bruxelles Lambert SA .................................      Belgium              153,914             13,084,832
             Guinness Peat Group PLC .....................................   United Kingdom       10,294,556              8,504,383
             Investor AB, B ..............................................       Sweden              784,321             14,391,263
      (a, b) Marconi Corp., Contingent Distribution ......................   United Kingdom       28,582,000                     --
             Oslo Bors VPS Holding ASA ...................................       Norway              340,000              5,349,367
                                                                                                                   ----------------
                                                                                                                         64,305,337
                                                                                                                   ----------------


                    40 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL EUROPEAN FUND                                                COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             DIVERSIFIED TELECOMMUNICATION SERVICES 4.0%
   (a, c, d) AboveNet Inc ................................................    United States           92,335       $      4,616,750
   (a, c, d) AboveNet Inc., stock grant, grant price $20.95,
                expiration date 9/09/13 ..................................    United States              117                  2,978
   (a, c, d) AboveNet Inc., wts., 9/08/10 ................................    United States            3,781                105,868
             Koninklijke (Royal) KPN NV ..................................     Netherlands         2,212,961             31,727,414
             Telecom Italia SpA ..........................................        Italy           14,515,313             21,480,464
             Telefonica SA ...............................................        Spain            1,226,412             28,966,004
                                                                                                                   ----------------
                                                                                                                         86,899,478
                                                                                                                   ----------------
             ELECTRIC UTILITIES 2.5%
             E.ON AG .....................................................       Germany             840,060             42,423,477
             Electricite de France .......................................        France             173,862             12,457,259
                                                                                                                   ----------------
                                                                                                                         54,880,736
                                                                                                                   ----------------
             ENERGY EQUIPMENT & SERVICES 1.3%
             Bourbon SA ..................................................       France              373,667             18,365,770
         (a) Compagnie Generale de Geophysique SA ........................       France              236,970              7,380,274
         (a) Petroleum Geo-Services ASA ..................................       Norway              233,063              3,016,753
                                                                                                                   ----------------
                                                                                                                         28,762,797
                                                                                                                   ----------------
             FOOD & STAPLES RETAILING 1.8%
             Carrefour SA ................................................       France              832,430             38,759,416
                                                                                                                   ----------------
             FOOD PRODUCTS 6.7%
             Cadbury PLC .................................................   United Kingdom        1,678,343             16,972,707
             CSM NV ......................................................     Netherlands           816,226             20,529,551
             Groupe Danone ...............................................       France              556,240             39,123,142
             Nestle SA ...................................................     Switzerland         1,370,370             58,744,071
             Rieber & Son ASA ............................................       Norway            1,548,350             10,192,058
                                                                                                                   ----------------
                                                                                                                        145,561,529
                                                                                                                   ----------------
             HEALTH CARE PROVIDERS & SERVICES 1.0%
             Rhoen-Klinikum AG ...........................................       Germany             746,476             21,001,357
                                                                                                                   ----------------
             HOTELS, RESTAURANTS & LEISURE 1.5%
             Accor SA ....................................................        France             412,887             21,707,705
             Enterprise Inns PLC .........................................   United Kingdom        3,499,111             11,313,574
                                                                                                                   ----------------
                                                                                                                         33,021,279
                                                                                                                   ----------------
             INDUSTRIAL CONGLOMERATES 4.5%
             C.I.R. SpA ..................................................        Italy            6,354,311             10,851,472
             Koninklijke Philips Electronics NV ..........................     Netherlands           984,632             26,434,288
         (d) Orkla ASA ...................................................       Norway            2,445,205             22,001,521
             Siemens AG ..................................................       Germany             420,465             39,214,338
                                                                                                                   ----------------
                                                                                                                         98,501,619
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 41

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL EUROPEAN FUND                                                COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             INSURANCE 5.2%
             Allianz SE ..................................................      Germany              173,720       $     23,645,428
             Assicurazioni Generali SpA ..................................       Italy               313,073             10,296,547
             Brit Insurance Holdings PLC .................................   United Kingdom        1,307,310              4,286,051
             Lancashire Holdings Ltd. ....................................   United Kingdom        1,639,810              9,072,224
      (a, c) Olympus Re Holdings Ltd. ........ ...........................   United States            16,080                 51,897
             White Mountains Insurance Group Ltd. ........................   United States            57,372             26,950,497
             Zurich Financial Services AG ................................    Switzerland            147,557             40,156,921
                                                                                                                   ----------------
                                                                                                                        114,459,565
                                                                                                                   ----------------
             MACHINERY 3.0%
             AB SKF, B ...................................................       Sweden            1,652,707             20,733,012
             Schindler Holding AG ........................................    Switzerland            406,243             24,206,938
             Schindler Holding AG, Registered ............................    Switzerland            352,315             21,291,181
                                                                                                                   ----------------
                                                                                                                         66,231,131
                                                                                                                   ----------------
             MARINE 1.9%
             A.P. Moller - Maersk AS .....................................      Denmark                4,819             41,252,494
                                                                                                                   ----------------
             MEDIA 2.5%
             Eutelsat Communications .....................................       France            1,179,018             31,130,508
         (a) Premiere AG .................................................      Germany              702,674              9,410,059
             Virgin Media Inc. ...........................................   United Kingdom        1,632,505             12,896,790
                                                                                                                   ----------------
                                                                                                                         53,437,357
                                                                                                                   ----------------
             METALS & MINING 2.0%
             Alcoa Inc. ..................................................   United States           483,210             10,910,882
      (a, e) Globe Specialty Metals Inc., 144A ...........................   United States         1,430,000             26,455,000
             New World Resources BV ......................................   Czech Republic          427,259              5,240,667
                                                                                                                   ----------------
                                                                                                                         42,606,549
                                                                                                                   ----------------
             MULTI-UTILITIES 3.3%
             GDF Suez ....................................................       France              587,349             30,157,171
             RWE AG ......................................................      Germany              413,722             39,545,729
         (a) Suez Environnement SA .......................................       France               73,284              1,803,020
                                                                                                                   ----------------
                                                                                                                         71,505,920
                                                                                                                   ----------------
             MULTILINE RETAIL 0.9%
             Jelmoli Holding AG ..........................................    Switzerland              8,844             19,490,779
                                                                                                                   ----------------
             OIL, GAS & CONSUMABLE FUELS 2.8%
   (a, c, f) Euro Wagon LP ...............................................   Jersey Islands       16,127,149             15,605,680
             Ganger Rolf .................................................       Norway              169,790              4,043,169
             Royal Dutch Shell PLC, A ....................................   United Kingdom          701,451             20,301,994
             Total SA, B .................................................       France              364,598             21,838,431
                                                                                                                   ----------------
                                                                                                                         61,789,274
                                                                                                                   ----------------


                    42 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                    SHARES/
             MUTUAL EUROPEAN FUND                                                COUNTRY      WARRANTS/CONTRACTS         VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             PHARMACEUTICALS 0.9%
             Novartis AG .................................................     Switzerland           395,784       $     20,609,350
                                                                                                                   ----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
         (g) Canary Wharf Group PLC ......................................   United Kingdom          192,100              1,204,060
                                                                                                                   ----------------
             THRIFTS & MORTGAGE FINANCE 0.3%
             Aareal Bank AG ..............................................       Germany             614,934              7,006,724
                                                                                                                   ----------------
             TOBACCO 4.4%
             British American Tobacco PLC ................................   United Kingdom        1,581,901             51,638,934
             Imperial Tobacco Group PLC ..................................   United Kingdom        1,349,474             43,314,243
                                                                                                                   ----------------
                                                                                                                         94,953,177
                                                                                                                   ----------------
             TRADING COMPANIES & DISTRIBUTORS 0.5%
             Kloeckner & Co. SE ..........................................       Germany             446,701             10,493,851
                                                                                                                   ----------------
             TRANSPORTATION INFRASTRUCTURE 0.0%(h)
         (a) Groupe Eurotunnel SA ........................................        France               5,749                 67,447
         (a) Groupe Eurotunnel SA, wts., 12/30/11 ........................        France             444,134                118,705
                                                                                                                   ----------------
                                                                                                                            186,152
                                                                                                                   ----------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $ 1,562,834,900)                                                                                1,574,797,829
                                                                                                                   ----------------
             PREFERRED STOCKS 0.9%
             AUTOMOBILES 0.9%
             Porsche Automobile Holding SE, pfd. .........................       Germany             172,019             18,755,803
                                                                                                                   ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(h)
         (c) PTV Inc., 10.00%, pfd., A ...................................   United Kingdom           46,841                 24,357
                                                                                                                   ----------------
             TOTAL PREFERRED STOCKS (COST $ 35,078,070)                                                                  18,780,160
                                                                                                                   ----------------
             OPTIONS PURCHASED 4.0%
             PUT OPTIONS 4.0%
         (a) Dow Jones EUROSTOXX 50, exercise price $3,350.00,
                expiration date 3/20/09, contracts .......................    United States           37,700             14,264,926
         (a) Dow Jones EUROSTOXX 50, exercise price $3,350.00,
                expiration date 3/20/09, contracts .......................    United States           37,500             14,177,250
         (a) Dow Jones EUROSTOXX 50, exercise price $3,000.00,
                expiration date 6/19/09, contracts .......................    United States          108,895             29,557,370
         (a) Dow Jones EUROSTOXX 50, exercise price $3,200.00,
                expiration date 6/19/09, contracts .......................    United States           79,488             29,203,891
         (a) Volkswagen AG, exercise price $170.00, expiration date
                12/19/09, contracts ......................................       Germany                 500                147,000
                                                                                                                   ----------------
             TOTAL OPTIONS PURCHASED (COST $ 42,856,609)                                                                 87,350,437
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 43

Franklin Mutual Series Funds

                                                                                                   PRINCIPAL
             MUTUAL EUROPEAN FUND                                                COUNTRY         AMOUNT/SHARES           VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             CORPORATE BONDS & NOTES 0.8%
             Groupe Eurotunnel SA, cvt., sub. bond, NRS I,
                T2, 3.00%, 7/28/09 .......................................        France               8,000 EUR   $         19,070
                T2, 3.00%, 7/28/09 .......................................        France               9,616 GBP             32,387
                T3, 3.00%, 7/28/10 .......................................        France           3,439,700 EUR          8,199,561
                T3, 3.00%, 7/28/10 .......................................        France           2,751,256 GBP          9,266,192
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES
                (COST $20,627,413)                                                                                       17,517,210
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $1,661,396,992)                                                                                 1,698,445,636
                                                                                                                   ----------------
             SHORT TERM INVESTMENTS 16.3%
             FOREIGN GOVERNMENTSECURITIES(COST $29,058,906) 1.3%
         (j) Germany Treasury Bill, 1/14/09 ..............................       Germany          20,000,000 EUR         27,951,412
                                                                                                                   ----------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 11.6%
         (j) FHLB,
                10/01/2008 ...............................................    United States       55,857,000             55,857,000
                10/03/2008 ...............................................    United States       30,000,000             29,999,220
                10/20/2008 ...............................................    United States       50,000,000             49,987,450
         (k)    10/31/2008 - 9/10/2009 ...................................    United States      118,000,000            116,484,013
                                                                                                                   ----------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $252,322,646) ......................................                                              252,327,683
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $1,942,778,544) ..............                                            1,978,724,731
                                                                                                                   ----------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR
             LOANED SECURITIES 0.0%h
             MONEY MARKET FUNDS (COST $61,865) 0.0%(h)
         (l) Bank of New York Institutional Cash Reserve Fund, 2.18% .....    United States           61,865                 61,246
                                                                                                                   ----------------
             REPURCHASE AGREEMENTS 3.4%
         (m) Credit Suisse First Boston, 0.20%, 10/01/08
                (Maturity Value $9,500,053)Collateralized by U.S. Treasury
                Bond, 6.75%, 8/15/26 .....................................    United States   $    9,500,000              9,500,000
         (m) Merrill Lynch & Co. Inc., 0.05%, 10/01/08 (Maturity Value
                $65,900,092) Collateralized by U.S. Government and
                Agency Securities, 4.40% - 6.00%, 6/15/10 - 2/22/28 ......    United States       65,900,000             65,900,000
                                                                                                                   ----------------
             TOTAL REPURCHASE AGREEMENTS (COST $75,400,000) ..............                                               75,400,000
                                                                                                                   ----------------


                    44 | Quarterly Statements of Investments

Franklin Mutual Series Funds

             MUTUAL EUROPEAN FUND                                                COUNTRY            SHARES               VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             TOTAL INVESTMENTS (COST $2,018,240,409) 94.2% ...............                                         $  2,054,185,977
             SECURITIES SOLD SHORT (0.5)% ................................                                              (11,557,327)
             NET UNREALIZEDAPPRECIATIONON FORWARD EXCHANGE
                CONTRACTS 4.9% ...........................................                                              107,273,388
             OTHER ASSETS, LESS LIABILITIES 1.4% .........................                                               30,765,707
                                                                                                                   ----------------
             NET ASSETS 100.0% ...........................................                                         $  2,180,667,745
                                                                                                                   ----------------
             SECURITIES SOLD SHORT (PROCEEDS $9,634,291)
             AUTOMOBILES 0.5%
             Volkswagen AG ...............................................       Germany              29,490       $     11,557,327
                                                                                                                   ----------------

See Currency and Selected Portfolio Abbreviations on page 51.

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)  See Note 5 regarding restricted and illiquid securities.

(d)  See Note 7 regarding other considerations.

(e) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the value of this security was $26,455,000, representing 1.21% of net assets.

(f)  See Note 6 regarding holdings of 5% voting securities.

(g) Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2008, the value of this security was $1,204,060, representing 0.06% of net assets.

(h)  Rounds to less than 0.1% of net assets.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)  The security is traded on a discount basis with no stated coupon rate.

(k) Security or a portion of the security has been segregated as collateral for securities sold short. At September 30, 2008, the value of securities and or cash pledged amounted to $17,777,003.

(l)  The rate shown is the annualized seven-day yield at period end.

(m) At September 30, 2008, all repurchase agreements had been entered into on that date.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 45

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

             MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY            SHARES               VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 70.7%
             CAPITAL MARKETS 4.7%
             AWD Holding AG ..............................................      Germany               51,831       $      2,072,121
             D. Carnegie & Co. AB ........................................       Sweden              931,850              6,718,360
             Gottex Fund Management Holdings Ltd. ........................    Switzerland             68,816                765,030
             Legg Mason Inc. .............................................   United States            71,542              2,722,889
             Marfin Investment Group Holdings SA .........................       Greece              994,503              6,994,837
             Tullett Prebon PLC ..........................................   United Kingdom        1,941,744              9,559,651
                                                                                                                   ----------------
                                                                                                                         28,832,888
                                                                                                                   ----------------
             COMMERCIAL BANKS 20.5%
(a, b)       AB&T Financial Corp. ........................................    United States          226,100              1,582,700
(a, b, c)    Atlantic Banc Holdings Inc. .................................    United States          350,000              4,040,551
             Banco Popolare SpA ..........................................       Italy               561,240              8,597,615
             Bank of Cyprus Public Co. Ltd. ..............................       Cyprus              542,645              4,213,630
             Banque Cantonale Vaudoise ...................................    Switzerland             44,100             13,050,760
             BNP Paribas SA ..............................................       France              157,284             14,620,293
(a)          Cape Bancorp Inc. ...........................................    United States          136,555              1,263,134
(a)          Chicopee Bancorp Inc. .......................................    United States           77,414              1,014,898
             Danske Bank AS ..............................................      Denmark              471,647             11,094,176
(a, c)       Elephant Capital Holdings Ltd. ..............................       Japan                 5,268                     --
             Fifth Third Bancorp .........................................    United States          352,420              4,193,798
(a, c)       First Chicago Bancorp .......................................    United States          496,868              5,961,224
             First Horizon National Corp. ................................    United States          482,162              4,513,036
(a)          Guaranty Bancorp ............................................    United States        1,333,807              8,136,223
             Intesa Sanpaolo SpA .........................................       Italy             2,516,158             13,609,299
             Intesa Sanpaolo SpA, di Risp ................................       Italy               147,000                692,730
(a, c)       NCB Warrant Holdings Ltd., A ................................       Japan                25,741                     --
             PacWest Bancorp .............................................    United States          115,400              3,299,286
             Royal Bank of Scotland Group PLC ............................   United Kingdom          296,044                954,905
             Royal Bank of Scotland Group PLC, ADR .......................   United Kingdom          318,817              1,020,214
             Societe Generale, A .........................................       France              155,793             13,587,549
(a)          Southern National Bancorp of Virginia Inc. ..................    United States          290,840              2,399,430
             Svenska Handelsbanken AB, A .................................       Sweden              278,531              6,104,701
             Unione di Banche Italiane Scpa ..............................       Italy                26,683                578,789
                                                                                                                   ----------------
                                                                                                                        124,528,941
                                                                                                                   ----------------
             COMMERCIAL SERVICES & SUPPLIES 2.0%
(a)          Comdisco Holding Co. Inc. ...................................    United States              103                    980
(a, d)       Comdisco Holding Co. Inc., Contingent Distribution ..........    United States        4,195,000                     --
             Intrum Justitia AB ..........................................       Sweden              847,780              8,923,871
(a, e)       Protection One Inc. .........................................    United States          370,533              3,264,396
                                                                                                                   ----------------
                                                                                                                         12,189,247
                                                                                                                   ----------------
             CONSUMER FINANCE 1.3%
             American Express Co. ........................................    United States              400                 14,172
(a, c)       Cerberus CG Investor I LLC ..................................    United States        1,139,363                554,811
(a, c)       Cerberus CG Investor II LLC .................................    United States        1,139,363                554,811
(a, c)       Cerberus CG Investor III LLC ................................    United States          569,682                277,406
(a, c)       Cerberus FIM Investors Auto Finance LLC .....................    United States        1,255,339                445,254


                    46 | Quarterly Statements of Investments

Franklin Mutual Series Funds

             MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY          SHARES                 VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             CONSUMER FINANCE (CONTINUED)
(a, c)       Cerberus FIM Investors Commercial Finance LLC ...............    United States          104,566       $         37,088
(a, c)       Cerberus FIM Investors Commercial Mortgage LLC ..............    United States          195,993                 69,517
(a, c)       Cerberus FIM Investors Insurance LLC ........................    United States          958,613                340,009
(a, c)       Cerberus FIM Investors Rescap LLC ...........................    United States        1,784,739                633,027
(a)          SLM Corp. ...................................................    United States          225,350              2,780,819
(a)          White River Capital Inc. ....................................    United States          172,799              2,375,986
                                                                                                                   ----------------
                                                                                                                          8,082,900
                                                                                                                   ----------------
             DIVERSIFIED BANKS 0.7%
(a, c)       The Bankshares Inc. .........................................    United States          456,903              4,352,839
                                                                                                                   ----------------
             DIVERSIFIED FINANCIAL SERVICES 9.6%
(a)          Banca Italease ..............................................       Italy               144,761                906,177
             Bolsas Y Mercados Espanoles .................................       Spain               200,687              5,089,985
             Deutsche Boerse AG ..........................................      Germany              170,502             15,318,911
             Fortis ......................................................      Belgium              422,790              2,616,850
             Guinness Peat Group PLC .....................................   United Kingdom        6,083,077              5,025,260
             Hellenic Exchanges SA Holding ...............................       Greece              615,070              7,094,796
             KBC Ancora ..................................................      Belgium               76,330              4,901,596
             Osaka Securities Exchange Co. Ltd. ..........................       Japan                 1,023              2,876,970
             Oslo Bors VPS Holding ASA ...................................       Norway              911,000             14,333,158
                                                                                                                   ----------------
                                                                                                                         58,163,703
                                                                                                                   ----------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.0%(f)
             Constellation Energy Group ..................................    United States               50                  1,215
                                                                                                                   ----------------
             INSURANCE 20.4%
             ACE Ltd. ....................................................    United States            1,800                 97,434
             Allianz SE ..................................................      Germany               22,201              3,021,829
             AmTrust Financial Services Inc. .............................    United States          840,831             11,426,893
(a)          Argo Group International Holdings Ltd. ......................    United States          190,910              7,035,033
             Assicurazioni Generali SpA ..................................       Italy                87,487              2,877,329
(a)          Berkshire Hathaway Inc., A ..................................    United States               37              4,832,200
(a)          Berkshire Hathaway Inc., B ..................................    United States              216                949,320
             Brit Insurance Holdings PLC .................................   United Kingdom          351,614              1,152,776
(a)          CNinsure Inc., ADR ..........................................       China               653,248              5,879,232
(a)          Conseco Inc. ................................................    United States          149,880                527,578
(a)          Hilltop Holdings Inc. .......................................    United States           62,900                649,128
(a, c)       Imagine Group Holdings Ltd. .................................      Bermuda              551,589              6,745,933
             Lancashire Holdings Ltd. ....................................   United Kingdom        1,281,708              7,091,030
             Maiden Holdings Ltd. ........................................    United States          407,800              1,773,930
(g)          Maiden Holdings Ltd., 144A ..................................    United States        1,500,000              6,525,000
(a, c)       Olympus Re Holdings Ltd. ....................................    United States            7,480                 24,141
(a)          Philadelphia Consolidated Holding Corp. .....................    United States           80,760              4,730,113
(a)          Protector Forsikring ASA ....................................       Norway            4,360,410              4,746,670
             Prudential Financial Inc. ...................................    United States           46,220              3,327,840
(c)          Symetra Financial ...........................................    United States        1,020,510             14,797,395
             Tower Australia Group Ltd. ..................................     Australia           2,736,404              6,363,100
             The Travelers Cos. Inc. .....................................    United States           81,913              3,702,468


                    Quarterly Statements of Investments | 47

Franklin Mutual Series Funds

             MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY            SHARES               VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
             INSURANCE (CONTINUED)
             White Mountains Insurance Group Ltd. ........................    United States           38,048       $     17,873,048
             Zurich Financial Services AG ................................     Switzerland            29,526              8,035,358
                                                                                                                   ----------------
                                                                                                                        124,184,778
                                                                                                                   ----------------
             MULTILINE RETAIL 0.4%
             Jelmoli Holding AG ..........................................    Switzerland              1,039              2,289,792
                                                                                                                   ----------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 2.7%
             Annaly Capital Management Inc. ..............................   United States           350,770              4,717,856
             Champion REIT ...............................................     Hong Kong           6,152,000              2,503,341
             Hatteras Financial Corp. ....................................   United States             6,100                141,520
(g)          Hatteras Financial Corp., 144A ..............................   United States           182,500              4,234,000
             Redwood Trust Inc. ..........................................   United States           230,656              5,012,155
                                                                                                                   ----------------
                                                                                                                         16,608,872
                                                                                                                   ----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 4.8%
(a)          Conwert Immobilien Invest SE ................................      Austria              579,702              5,382,081
             DIC Asset AG ................................................      Germany              175,343              2,432,018
(a)          Dolphin Capital Investors Ltd. ..............................   Virgin Islands
                                                                                (British)          5,486,000              7,754,626
             Eurocastle Investment Ltd. ..................................      Guernsey
                                                                                 Islands           1,140,970              4,702,657
(a)          Francono Rhein-Main AG ......................................       Germany           1,377,430              3,933,391
             Franconofurt AG .............................................       Germany             173,110              1,020,323
             IVG Holding AG ..............................................       Germany             176,536              1,711,016
(c)          Star Asia Finance Ltd., 144A ................................        Japan              968,500              1,917,630
                                                                                                                   ----------------
                                                                                                                         28,853,742
                                                                                                                   ----------------
             THRIFTS & MORTGAGE FINANCE 3.6%
             Aareal Bank AG ..............................................       Germany             297,429              3,388,986
             Abington Bancorp Inc. .......................................    United States          593,670              6,007,940
             Danvers Bancorp Inc. ........................................    United States           28,500                363,375
             First Clover Leaf Financial Corp. ...........................    United States          114,270                969,581
(a)          Oritani Financial Corp. .....................................    United States          184,430              3,107,646
             Viewpoint Financial Group ...................................    United States          176,739              3,092,933
             Westfield Financial Inc. ....................................    United States          474,380              4,886,114
                                                                                                                   ----------------
                                                                                                                         21,816,575
                                                                                                                   ----------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $584,213,823) .........................................                                              429,905,492
                                                                                                                   ----------------
             PREFERRED STOCKS(COST $604,938) 0.1%
             DIVERSIFIED FINANCIAL SERVICES 0.1%
(a, c)       United Fiduciary, LLC, pfd. .................................    United States          604,938                513,532
                                                                                                                   ----------------


                    48 | Quarterly Statements of Investments

Franklin Mutual Series Funds

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT/
             MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY          SHARES                 VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             CORPORATE BONDS & NOTES 1.3%
(c)          Cerberus CG Investor I LLC, 12.00%, 7/31/14 .................   United States         1,000,000       $        486,948
(c)          Cerberus CG Investor II LLC, 12.00%, 7/31/14 ................   United States         1,000,000                486,948
(c)          Cerberus CG Investor III LLC, 12.00%, 7/31/14 ...............   United States           500,000                243,474
(c)          Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ...   United States         3,763,457              1,334,855
(c)          Cerberus FIM Investors Commercial Finance LLC, 12.00%,
                11/22/13 .................................................   United States           313,698                111,265
(c)          Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
                11/22/13 .................................................   United States           587,978                208,549
(c)          Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ......   United States         2,875,838              1,020,027
(c)          Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 .........   United States         5,354,217              1,899,080
(c, h)       Pontus I LLC, junior note, 144A, FRN,
                5.926%, 7/24/09 ..........................................   United States           981,384                682,442
                6.488%, 7/24/09 ..........................................   United States           865,518                663,706
                6.645%, 7/24/09 ..........................................   United States           886,446                815,757
(c, h)       Pontus II Trust, junior note, 144A, FRN, 6.488%, 6/25/09 ....   United States           432,803                331,887
                                                                                                                   ----------------
             TOTAL CORPORATE BONDS & NOTES (COST $18,561,339) ............                                                8,284,938
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
                (COST $603,380,100) ......................................                                              438,703,962
                                                                                                                   ----------------
             SHORT TERM INVESTMENTS 24.3%
             U.S. GOVERNMENT AND AGENCY SECURITIES 20.7%
(i)          FHLB,
                10/01/08 .................................................   United States        15,800,000             15,800,000
                10/03/08 .................................................   United States        10,000,000              9,999,740
                10/20/08 .................................................   United States        20,000,000             19,994,980
                10/06/08 - 9/10/09 .......................................   United States        72,820,000             71,795,447
                12/12/08 .................................................   United States           800,000              7,960,400
                                                                                                                   ----------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $125,584,141) ......................................                                              125,550,567
                                                                                                                   ----------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS AND
                REPURCHASE AGREEMENTS (COST $728,964,241) ................                                              564,254,529
                                                                                                                   ----------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
                SECURITIES 0.3%
             MONEY MARKET FUNDS(COST $2,069,425) 0.3%
(j)          Bank of New York Institutional Cash Reserve Fund, 2.18% .....   United States         2,069,425              2,048,731
                                                                                                                   ----------------


                    Quarterly Statements of Investments | 49

Franklin Mutual Series Funds

             MUTUAL FINANCIAL SERVICES FUND                                      COUNTRY       PRINCIPAL AMOUNT          VALUE
             -------------------------------------------------------------   --------------   ------------------   ----------------
             REPURCHASE AGREEMENTS 3.3%
(k)          Credit Suisse First Boston, 0.20%, 10/01/08
                (Maturity Value $2,500,014) Collateralized by U.S. .......
                    Treasury Bond, 6.75%, 8/15/26 ........................   United States    $    2,500,000       $      2,500,000
(k)          Merrill Lynch Government Securities Inc., 0.05%, 10/01/08
                (Maturity Value $17,800,025) Collateralized by U.S. ......
                    Government and Agency Securities, 5.00% - 5.857%,
                    7/01/13 - 3/02/17 ....................................   United States        17,800,000             17,800,000
                                                                                                                   ----------------
             TOTAL REPURCHASE AGREEMENTS (COST $20,300,000) ..............                                               20,300,000
                                                                                                                   ----------------
             TOTAL INVESTMENTS (COST $751,333,666) 96.4% .................                                              586,603,260
             NET UNREALIZED APPRECIATIONON FORWARD EXCHANGE
                CONTRACTS 2.6% ...........................................                                               16,069,224
             OTHER ASSETS, LESS LIABILITIES 1.0% .........................                                                5,451,911
                                                                                                                   ----------------
             NET ASSETS 100.0% ...........................................                                         $    608,124,395
                                                                                                                   ================

See Selected Portfolio Abbreviations on page 51.

(a)  Non-income producing for the twelve months ended September 30, 2008.

(b)  See Note 6 regarding holdings of 5% voting securities.

(c)  See Note 5 regarding restricted and illiquid securities.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e)  A portion or all of the security is on loan at September 30, 2008.

(f)  Rounds to less than 0.1% of net assets.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2008, the aggregate value of these securities was $10,759,000, representing 1.77% of net assets.

(h)  The coupon rate shown represents the rate at period end.

(i)  The security is traded on a discount basis with no stated coupon rate.

(j)  The rate shown is the annualized seven-day yield at period end.

(k) At September 30, 2008, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                    50 | Quarterly Statements of Investments

Franklin Mutual Series Funds

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

CAD  -  Canadian Dollar
EUR  -  Euro
GBP  -  British Pound Sterling
JPY  -  Japanese Yen

SELECTED PORTFOLIO ABBREVIATIONS

ADR  -  American Depository Receipt
DIP  -  Debtor-In-Possession
FHLB -  Federal Home Loan Bank
FRN  -  Floating Rate Note
PIK  -  Payment-In-Kind
REIT -  Real Estate Investment Trust

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 51

Franklin Mutual Series Funds

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Mutual Series Funds(Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of six funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of


                    52 | Quarterly Statements of Investments

Franklin Mutual Series Funds

2. SECURITY VALUATION (CONTINUED)

American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                       MUTUAL
                                                  MUTUAL SHARES       QUALIFIED      MUTUAL BEACON
                                                       FUND             FUND              FUND
                                                 ---------------   --------------   ---------------
Cost of investments ..........................   $19,791,495,529   $4,439,086,207   $ 5,784,956,304
                                                 ---------------   --------------   ---------------
Unrealized appreciation ......................   $ 2,452,938,023   $1,064,302,978   $   802,032,598
Unrealized depreciation ......................    (3,757,261,471)    (495,413,052)   (1,113,862,760)
                                                 ---------------   --------------   ---------------
Net unrealized appreciation (depreciation) ...   $(1,304,323,448)  $  568,889,926   $  (311,830,162)
                                                 ---------------   --------------   ---------------

                                                      MUTUAL           MUTUAL            MUTUAL
                                                    DISCOVERY         EUROPEAN         FINANCIAL
                                                       FUND             FUND         SERVICES FUND
                                                 ---------------   --------------   ---------------
Cost of investments ..........................   $12,953,311,821   $2,018,878,218    $ 753,115,157
                                                 ---------------   --------------    -------------
Unrealized appreciation ......................   $ 1,878,438,386   $  369,577,874    $  35,559,439
Unrealized depreciation ......................    (1,438,208,116)    (334,270,115)    (202,071,336)
                                                 ---------------   --------------    -------------
Net unrealized appreciation (depreciation) ...   $   440,230,270   $   35,307,759    $(166,511,897)
                                                 ---------------   --------------    -------------


                    Quarterly Statements of Investments | 53

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS

At September 30, 2008, the Funds had the following forward exchange contracts outstanding:

MUTUAL SHARES FUND

                                                 CONTRACT    SETTLEMENT    UNREALIZED      UNREALIZED
                                                  AMOUNT        DATE      APPRECIATION    DEPRECIATION
                                              -------------  ----------  --------------  --------------
   CONTRACTS TO BUY
     144,907,160  Danish Krone .............  $  30,420,000    10/23/08  $           --  $   (3,024,792)
      36,641,776  Canadian Dollar ..........     36,075,000    10/27/08              --      (1,605,784)
       3,116,448  Canadian Dollar ..........      2,880,000    10/27/08          51,668              --
       6,820,230  Euro .....................     10,752,055    11/13/08              --      (1,127,901)
     235,617,893  Norwegian Krone ..........     42,538,675    11/19/08              --      (2,601,116)
       3,080,000  British Pound Sterling ...      5,553,548    12/12/08              --         (63,492)
       2,898,394  Euro .....................      4,543,958    12/15/08              --        (453,570)
       3,300,000  British Pound Sterling ...      6,042,630     3/10/09              --        (177,713)
   CONTRACTS TO SELL
   1,115,169,808  Norwegian Krone ..........    218,067,263    10/10/08      28,515,628              --
     318,656,504  Euro .....................    492,559,329    10/14/08      43,641,609              --
     665,413,544  Danish Krone .............    136,740,739    10/23/08      10,941,969              --
      93,831,058  Canadian Dollar ..........     91,856,329    10/27/08       3,588,692              --
     109,380,000  British Pound Sterling ...    210,983,082    11/12/08      16,029,279              --
     310,219,670  Euro .....................    469,404,587    11/13/08      31,647,810              --
   1,190,995,472  Japanese Yen .............     11,373,552    11/19/08          88,414              --
     353,237,373  Norwegian Krone ..........     68,943,518    11/19/08       9,069,292              --
     265,960,000  Euro .....................    414,550,378    11/28/08      39,263,892              --
     213,835,000  British Pound Sterling ...    406,628,868    12/12/08      25,471,050              --
     193,891,519  Euro .....................    291,593,527    12/15/08      17,962,190              --
   7,986,825,097  Japanese Yen .............     82,679,349    12/19/08       6,657,186              --
      88,706,015  British Pound Sterling ...    154,517,130     1/12/09              --      (3,519,925)
     517,200,000  Danish Krone .............    107,935,220     1/23/09      10,040,787              --
     292,000,000  Euro .....................    427,152,200     1/26/09      15,118,156              --
     148,918,231  Swiss Franc ..............    141,624,566     2/09/09       7,919,558              --
       3,099,894  Swiss Franc ..............      2,760,000     2/09/09              --         (23,214)
     219,000,000  Euro .....................    325,499,700     2/13/09      16,524,760              --
     172,000,000  Swiss Franc ..............    155,325,337     3/09/09         809,800              --
     195,500,000  British Pound Sterling ...    339,026,970     3/10/09              --      (8,424,947)
     859,138,445  Swedish Krona ............    126,291,454     3/16/09       2,604,460              --
      72,927,111  Singapore Dollar .........     51,979,409     3/24/09         781,731              --
                                                                         --------------  --------------
   Unrealized appreciation (depreciation) on forward exchange
      contracts .......................................................     286,727,931     (21,022,454)
                                                                         --------------  --------------
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS .......  $  265,705,477
                                                                         ==============
MUTUAL QUALIFIED FUND

   CONTRACTS TO BUY
      28,159,636  Danish Krone .............  $   5,900,000    10/23/08  $           --  $     (576,322)
      12,572,700  Canadian Dollar ..........     12,390,000    10/27/08              --        (562,759)
         919,785  Canadian Dollar ..........        850,000    10/27/08          15,249              --
       1,703,190  Euro .....................      2,478,482    11/13/08              --         (75,079)
      28,804,858  Norwegian Krone ..........      5,128,596    11/19/08              --        (246,132)
       1,000,000  British Pound Sterling ...      1,803,100    12/12/08              --         (20,614)
       1,450,000  British Pound Sterling ...      2,655,095     3/10/09              --         (78,086)


                    54 | Quarterly Statements of Investments

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL QUALIFIED FUND (CONTINUED)

                                                 CONTRACT    SETTLEMENT    UNREALIZED      UNREALIZED
                                                  AMOUNT        DATE      APPRECIATION    DEPRECIATION
                                              -------------  ----------  --------------  --------------
   CONTRACTS TO SELL
     108,600,000  Euro .....................  $ 167,233,040    10/14/08  $   14,239,256  $           --
      74,002,143  Danish Krone .............     15,059,386    10/23/08       1,069,021              --
      25,647,025  Canadian Dollar ..........     25,102,537    10/27/08         976,173              --
      41,175,000  British Pound Sterling ...     79,422,457    11/12/08       6,034,061              --
     101,200,000  Euro .....................    153,781,075    11/13/08      10,975,863              --
   1,378,493,508  Japanese Yen .............     13,171,664    11/19/08         109,911              --
     739,227,361  Norwegian Krone ..........    143,118,492    11/19/08      17,818,427              --
     105,080,000  Euro .....................    158,042,577    11/28/08       9,768,009              --
      51,233,840  British Pound Sterling ...     97,446,347    12/12/08       6,122,764              --
      92,994,411  Euro .....................    140,512,366    12/15/08       9,273,076              --
   2,000,000,000  Japanese Yen .............     20,703,934    12/19/08       1,667,042              --
      21,825,268  British Pound Sterling ...     38,013,595     1/12/09              --        (869,913)
     102,500,000  Danish Krone .............     20,828,580     1/23/09       1,427,614              --
      42,000,000  Euro .....................     61,439,700     1/26/09       2,174,529              --
      40,444,170  Swiss Franc ..............     38,463,309     2/09/09       2,150,845              --
       3,818,710  Swiss Franc ..............      3,400,000     2/09/09              --         (28,597)
      89,000,000  Euro .....................    132,280,700     2/13/09       6,715,542              --
      56,000,000  Swiss Franc ..............     50,570,960     3/09/09         263,576              --
      70,000,000  British Pound Sterling ...    121,390,740     3/10/09              --      (3,016,596)
      63,891,433  Swedish Krona ............      9,452,960     3/16/09         254,746              --
      24,632,832  Singapore Dollar .........     17,557,257     3/24/09         264,047              --
                                                                         --------------  --------------
   Unrealized appreciation (depreciation) on forward exchange
      contracts .......................................................      91,319,751      (5,474,098)
                                                                         --------------  --------------
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS .......  $   85,845,653
                                                                         ==============
MUTUAL BEACON FUND

   CONTRACTS TO BUY
     141,027,428  Danish Krone .............  $  29,570,000    10/23/08  $           --  $   (2,908,269)
      10,004,204  Canadian Dollar ..........      9,860,000    10/27/08              --        (448,964)
         670,902  Canadian Dollar ..........        620,000    10/27/08          11,123              --
      47,708,456  Euro .....................     73,886,179    11/13/08              --      (6,563,886)
      59,506,418  Norwegian Krone ..........     10,361,811    11/19/08              --        (275,391)
       1,170,000  British Pound Sterling ...      2,109,627    12/12/08              --         (24,119)
      33,167,751  Euro .....................     51,805,315    12/15/08              --      (4,996,996)
       1,100,000  British Pound Sterling ...      2,014,210     3/10/09              --         (59,237)
   CONTRACTS TO SELL
     612,500,000  Norwegian Krone ..........    119,771,570    10/10/08      15,661,526              --
      66,700,000  Euro .....................    102,474,050    10/14/08       8,508,255              --
     446,049,431  Danish Krone .............     91,418,332    10/23/08       7,091,119              --
      20,344,825  Canadian Dollar ..........     19,912,716    10/27/08         774,175              --
      30,560,000  British Pound Sterling ...     58,947,184    11/12/08       4,478,468              --
     132,543,301  Euro .....................    201,869,020    11/13/08      14,834,690              --
   2,155,126,920  Japanese Yen .............     20,637,048    11/19/08         216,395              --


                    Quarterly Statements of Investments | 55

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND (CONTINUED)

                                                 CONTRACT    SETTLEMENT    UNREALIZED      UNREALIZED
                                                  AMOUNT        DATE      APPRECIATION    DEPRECIATION
                                              -------------  ----------  --------------  --------------
   CONTRACTS TO SELL (CONTINUED)
      93,740,039  Norwegian Krone ..........  $  18,340,000    11/19/08  $    2,450,933  $           --
      67,680,000  Euro .....................    102,725,465    11/28/08       7,224,678              --
       3,066,714  Euro .....................      4,287,757    11/28/08              --         (39,572)
      64,580,000  British Pound Sterling ...    122,839,707    12/12/08       7,726,784              --
     121,858,962  Euro .....................    184,891,564    12/15/08      12,916,890              --
   1,750,000,000  Japanese Yen .............     18,115,942    12/19/08       1,458,662              --
      21,264,392  British Pound Sterling ...     37,055,019     1/12/09              --        (829,243)
     491,481,600  Danish Krone .............    100,813,764     1/23/09       7,787,251              --
      88,000,000  Euro .....................    128,730,800     1/26/09       4,556,157              --
      42,012,989  Swiss Franc ..............     39,896,252     2/09/09       2,175,236              --
         404,334  Swiss Franc ..............        360,000     2/09/09              --          (3,028)
      58,000,000  Euro .....................     86,205,400     2/13/09       4,376,420              --
      48,700,000  Swiss Franc ..............     43,978,844     3/09/09         229,387              --
      70,000,000  British Pound Sterling ...    121,390,740     3/10/09              --      (3,016,596)
     385,521,457  Swedish Krona ............     56,693,912     3/16/09       1,191,809              --
                                                                         --------------  --------------
   Unrealized appreciation (depreciation) on forward exchange
      contracts .......................................................     103,669,958    (19,165,301)
                                                                         --------------  --------------
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS .......  $   84,504,657
                                                                         ==============
MUTUAL DISCOVERY FUND

   CONTRACTS TO BUY
      16,800,000  Euro .....................  $  26,067,384    10/14/08  $           --  $   (2,399,837)
     444,422,075  Danish Krone .............     91,860,598    10/23/08              --      (7,841,043)
      56,760,306  Canadian Dollar ..........     56,302,051    10/27/08              --      (2,907,171)
       4,068,696  Canadian Dollar ..........      3,760,000    10/27/08          67,455              --
      34,591,965  Euro .....................     52,132,905    11/13/08              --      (3,319,536)
     102,544,473  Norwegian Krone ..........     17,772,772    11/19/08              --        (391,341)
      17,578,857  Euro .....................     24,793,219    11/28/08          11,666              --
       2,880,000  British Pound Sterling ...      5,192,928    12/12/08              --         (59,369)
       2,970,233  Euro .....................      4,656,583    12/15/08              --        (464,812)
       2,814,568  British Pound Sterling ...      4,981,926     1/12/09          32,458              --
       4,856,342  Swiss Franc ..............      4,298,903     2/09/09          61,323              --
      26,571,248  Swiss Franc ..............     24,377,291     2/09/09              --        (520,515)
       5,189,397  British Pound Sterling ...      9,521,801     3/10/09              --        (298,957)
   CONTRACTS TO SELL
   1,560,689,259  Norwegian Krone ..........    305,186,399    10/10/08      39,907,335              --
     507,116,205  Euro .....................    782,171,397    10/14/08      67,754,941              --
   1,391,319,203  Danish Krone .............    283,343,119    10/23/08      20,309,333              --
     160,023,784  Canadian Dollar ..........    156,471,872    10/27/08       5,936,201              --
      96,325,000  British Pound Sterling ...    185,801,293    11/12/08      14,116,112              --
     367,100,000  Euro .....................    557,216,294    11/13/08      39,194,620              --
   8,842,127,528  Japanese Yen .............     84,670,378    11/19/08         887,834              --
     677,708,883  Norwegian Krone ..........    131,581,946    11/19/08      16,709,349              --
     378,900,000  Euro .....................    583,211,690    11/28/08      48,559,675              --


                    56 | Quarterly Statements of Investments

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL DISCOVERY FUND (CONTINUED)

                                                 CONTRACT    SETTLEMENT    UNREALIZED      UNREALIZED
                                                  AMOUNT        DATE      APPRECIATION    DEPRECIATION
                                              -------------  ----------  --------------  --------------
   CONTRACTS TO SELL (CONTINUED)
      38,180,253  New Zealand Dollar .......  $  28,444,288    12/10/08  $    3,109,375  $           --
     195,077,833  British Pound Sterling ...    371,073,938    12/12/08      23,350,501              --
     266,937,943  Euro .....................    400,616,146    12/15/08      23,897,315              --
  13,916,705,804  Japanese Yen .............    144,065,277    12/19/08      11,599,865              --
      58,718,548  British Pound Sterling ...    102,260,134     1/12/09              --      (2,351,785)
   1,486,121,200  Danish Krone .............    304,299,085     1/23/09      23,009,465              --
      43,000,000  Euro .....................     63,209,050     1/26/09       2,532,804              --
     258,323,798  Swiss Franc ..............    245,671,705     2/09/09      13,737,810              --
       6,065,010  Swiss Franc ..............      5,400,000     2/09/09              --         (45,419)
     356,000,000  Euro .....................    529,122,800     2/13/09      26,862,166              --
     331,000,000  Swiss Franc ..............    298,911,104     3/09/09       1,558,530              --
     196,000,000  British Pound Sterling ...    339,893,910     3/10/09              --      (8,446,631)
     432,614,761  Swedish Krona ............     63,560,317     3/16/09       1,278,366              --
     124,430,431  Singapore Dollar .........     88,688,832     3/24/09       1,333,813              --
                                                                         --------------  --------------
   Unrealized appreciation (depreciation) on forward exchange
      contracts .......................................................     385,818,312     (29,046,416)
                                                                         --------------  --------------
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS .......  $  356,771,896
                                                                         ==============
MUTUAL EUROPEAN FUND

   CONTRACTS TO BUY
       2,520,000  Euro .....................  $   3,910,108    10/14/08  $           --  $     (359,976)
      11,952,157  Danish Krone .............      2,439,154    10/23/08              --        (179,556)
       1,044,580  British Pound Sterling ...      2,041,328    11/12/08              --        (179,518)
      25,025,835  Euro .....................     38,201,158    11/13/08              --      (2,886,735)
      54,399,673  Norwegian Krone ..........      9,935,361    11/19/08              --        (714,541)
       3,889,044  British Pound Sterling ...      6,922,615    12/12/08           9,550              --
       3,125,070  British Pound Sterling ...      5,702,688    12/12/08              --        (132,295)
      96,770,053  Euro .....................    146,594,559    12/15/08              --     (10,026,858)
       7,831,225  Swiss Franc ..............      7,184,610     2/09/09              --        (153,409)
      18,531,476  Euro .....................     26,643,018     2/13/09              --        (497,987)
      20,136,165  British Pound Sterling ...     37,002,822     3/10/09              --      (1,215,870)
      38,706,542  Swedish Krona ............      5,655,957     3/16/09              --         (83,519)
   CONTRACTS TO SELL
     200,135,407  Euro .....................    309,247,135    10/14/08      27,299,868              --
     192,373,961  Danish Krone .............     39,349,065    10/23/08       2,980,091              --
      26,140,000  British Pound Sterling ...     50,421,446    11/12/08       3,830,731              --
     130,817,964  Euro .....................    198,544,996    11/13/08      13,945,321              --
     338,369,252  Norwegian Krone ..........     65,461,928    11/19/08       8,107,870              --
      96,800,000  Euro .....................    150,959,228    11/28/08      14,368,267              --
      12,841,021  New Zealand Dollar .......      9,566,561    12/10/08       1,045,764              --
      34,889,198  British Pound Sterling ...     66,375,755    12/12/08       4,186,260              --
     181,981,145  Euro .....................    279,778,817    12/15/08      22,956,114              --
      13,968,611  British Pound Sterling ...     24,323,763     1/12/09              --        (562,465)
     178,200,000  Danish Krone .............     36,757,454     1/23/09       3,028,166              --


                    Quarterly Statements of Investments | 57

Franklin Mutual Series Funds

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL EUROPEAN FUND (CONTINUED)

                                                 CONTRACT    SETTLEMENT    UNREALIZED      UNREALIZED
                                                  AMOUNT        DATE      APPRECIATION    DEPRECIATION
                                              -------------  ----------  --------------  --------------
   CONTRACTS TO SELL (CONTINUED)
     166,000,000  Euro .....................  $ 242,833,100     1/26/09  $    8,594,569  $           --
      93,268,890  Swiss Franc ..............     88,468,331     2/09/09       4,727,626              --
       6,177,325  Swiss Franc ..............      5,500,000     2/09/09              --         (46,260)
     121,000,000  Euro .....................    179,842,300     2/13/09       9,130,118              --
      93,600,000  Swiss Franc ..............     84,525,901     3/09/09         440,702              --
      40,000,000  British Pound Sterling ...     69,366,150     3/10/09              --      (1,723,756)
     468,700,000  Swedish Krona ............     68,862,127     3/16/09       1,385,116              --
                                                                         --------------  --------------
   Unrealized appreciation (depreciation) on forward exchange
      contracts .......................................................     126,036,133     (18,762,745)
                                                                         --------------  --------------
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS .......  $  107,273,388
                                                                         ==============
MUTUAL FINANCIAL SERVICES FUND

   CONTRACTS TO BUY
      20,736,685  Danish Krone .............  $   4,218,435    10/23/08  $           --  $     (298,092)
       3,630,798  Euro .....................      5,528,243    11/13/08              --        (404,756)
      28,602,500  Norwegian Krone ..........      5,000,000    11/19/08              --        (151,836)
         490,000  British Pound Sterling ...        883,519    12/12/08              --         (10,101)
      10,944,861  Euro .....................     17,099,161    12/15/08              --      (1,653,116)
       2,156,672  Euro .....................      3,098,275     2/13/09              --         (55,546)
      33,485,000  Swedish Krona ............      5,000,000     3/16/09              --        (179,288)
   CONTRACTS TO SELL
      11,500,000  Euro .....................     17,484,600    10/14/08       1,283,601              --
      73,529,024  Danish Krone .............     15,166,878    10/23/08       1,265,957              --
      38,054,575  Euro .....................     58,745,259    11/13/08       5,045,737              --
     484,583,644  Japanese Yen .............      4,640,272    11/19/08          48,657              --
     120,964,475  Norwegian Krone ..........     23,392,859    11/19/08       2,889,213              --
      17,380,000  Euro .....................     27,117,753    11/28/08       2,593,467              --
       7,569,477  New Zealand Dollar .......      5,639,260    12/10/08         616,453              --
         180,000  British Pound Sterling ...        335,272    12/12/08          14,424              --
      15,942,113  Euro .....................     24,768,360    12/15/08       2,269,894              --
      16,551,480  British Pound Sterling ...     28,812,403     1/12/09              --        (675,419)
      10,000,000  Euro .....................     14,628,500     1/26/09         517,745              --
      23,370,190  Swiss Franc ..............     22,063,157     2/09/09       1,080,425              --
         831,131  Swiss Franc ..............        740,000     2/09/09              --          (6,224)
      17,000,000  Euro .....................     25,267,100     2/13/09       1,282,744              --
     187,600,000  Swedish Krona ............     27,562,648     3/16/09         554,568              --
       6,491,423  Australian Dollar ........      5,112,970     3/17/09          40,717              --
                                                                         --------------  --------------
   Unrealized appreciation (depreciation) on forward exchange
      contracts .......................................................      19,503,602      (3,434,378)
                                                                         --------------  --------------
      NET UNREALIZED APPRECIATION ON FORWARD EXCHANGE CONTRACTS .......  $   16,069,224
                                                                         ==============


                    58 | Quarterly Statements of Investments

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES

At September 30, 2008, the following Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL SHARES FUND
          842,420       AboveNet Inc. ......................    10/2/01 - 8/08/08   $   44,630,142   $   42,121,000
            1,065       AboveNet Inc., stock grant, grant
                           price $20.95, expiration
                           date 9/09/13 ....................    4/17/06 - 9/08/06               --           27,104
           34,449       AboveNet Inc., wts., 9/08/10 .......    10/2/01 - 9/07/07        3,603,181          964,572
       56,116,385       Cerberus CG Investor I LLC .........    7/26/07 - 6/17/08       56,116,385       27,325,770
       49,252,400       Cerberus CG Investor I LLC, 12.00%,
                           7/31/14 .........................         7/26/07            49,252,400       23,983,365
       56,116,385       Cerberus CG Investor II LLC ........    7/26/07 - 6/17/08       56,116,385       27,325,770
       49,252,400       Cerberus CG Investor II LLC, 12.00%,
                           7/31/14 .........................         7/26/07            49,252,400       23,983,365
       28,058,192       Cerberus CG Investor III LLC .......    7/26/07 - 6/17/08       28,058,192       13,662,885
       24,626,200       Cerberus CG Investor III LLC,
                           12.00%, 7/31/14 .................         7/26/07            24,626,200       11,991,683
       15,536,148       Cerberus FIM Investors Auto Finance
                           LLC .............................         11/20/06           15,536,148        5,510,495
       46,576,742       Cerberus FIM Investors Auto Finance
                           LLC, 12.00%, 11/22/13 ...........         11/20/06           46,576,742       16,520,240
        1,294,114       Cerberus FIM Investors Commercial
                           Finance LLC .....................         11/20/06            1,294,114          459,008
        3,882,344       Cerberus FIM Investors Commercial
                           Finance LLC, 12.00%, 11/22/13 ...         11/20/06            3,882,344        1,377,023
        2,425,617       Cerberus FIM Investors Commercial
                           Mortgage LLC ....................         11/20/06            2,425,617          860,339
        7,276,853       Cerberus FIM Investors Commercial
                           Mortgage LLC, 12.00%, 11/22/13 ..         11/20/06            7,276,853        2,581,017
       11,863,844       Cerberus FIM Investors Insurance
                           LLC .............................         11/20/06           11,863,844        4,207,970
       35,591,534       Cerberus FIM Investors Insurance
                           LLC, 12.00%, 11/22/13 ...........         11/20/06           35,591,534       12,623,912
       22,088,027       Cerberus FIM Investors Rescap LLC ..         11/20/06           22,088,027        7,834,372
       66,264,075       Cerberus FIM Investors Rescap LLC,
                           12.00%, 11/22/13 ................         11/20/06           66,264,075       23,503,113
          163,322   (a) Dana Holding Corp., 4.00%, cvt.
                           pfd., B .........................         12/27/07           16,332,200        9,391,015
        1,879,100       DecisionOne Corp. ..................    3/12/99 - 7/18/00        1,313,384               --
        2,394,254       DecisionOne Corp., 12.00%,
                           4/15/10 .........................    3/12/99 - 7/15/08        3,606,101        2,394,254


                    Quarterly Statements of Investments | 59

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL SHARES FUND (CONTINUED)
          433,342       DecisionOne Corp., FRN, 7.25%,
                           5/12/09 .........................         7/09/07        $      433,342   $      433,342
        1,031,766       DecisionOne Corp., wts., 6/08/17 ...         7/09/07                    --               --
           64,834       Elephant Capital Holdings Ltd. .....    8/29/03 - 3/10/08        8,490,900               --
       22,185,100       GLCP Harrah's Investment LP ........         1/15/08            22,185,100        6,655,530
          678,719       IACNA Investor LLC .................         7/24/08               678,719            6,787
        6,069,096       International Automotive Components
                           Group Brazil LLC ................   4/13/06 - 8/21/06         3,643,041       14,032,594
        1,104,272       International Automotive Components
                           Group Japan LLC .................   9/26/06 - 3/27/07         9,594,514        4,434,538
       25,796,752       International Automotive Components
                           Group LLC .......................   1/12/06 - 10/16/06       25,806,832       16,963,944
        5,851,000       International Automotive Components
                           Group NA LLC, 9.00%, 4/01/17 ....         3/30/07             5,938,765        4,760,965
       19,434,979       International Automotive Components
                           Group NA LLC, A .................   3/30/07 - 10/10/07       18,723,290       13,874,632
        2,883,197       Kindred Healthcare Inc. ............    4/28/99 - 7/08/08       26,648,092       75,515,254
                        Motor Coach Industries International
                           Inc., FRN,
        4,954,526          First Lien DIP Revolver,9.50%,
                              9/19/09 ......................         8/12/08             3,963,621        3,468,168
        6,070,046          Second Lien DIP Trust A Term Loan,
                              14.50%, 9/19/09 ..............         9/22/08             4,856,037        5,068,489
        4,331,416          Second Lien DIP Trust B Term
                              Loan,15.25%, 9/19/09 .........         9/22/08             4,243,694        3,681,703
                        Motor Coach Industries International
                           Inc., Senior Secured Term Loan,
                           FRN,
       68,061,122          Second Lien, 11.00%, 12/01/08 ...    5/27/04 - 8/29/08       68,061,122       22,848,119
        2,323,479          Third Lien, 15.649%, 12/01/08 ...         9/19/08             2,284,574        2,296,294
               12       Motor Coach Industries International
                           Inc., wts., 5/27/09 .............         3/30/07                    --               --
          301,530       NCB Warrant Holdings Ltd., A .......   12/16/05 - 3/10/08        3,174,787               --
          202,380       Olympus Re Holdings Ltd. ...........         12/19/01           19,921,811          653,161
                        Pontus I LLC, junior note, 144A,
                           FRN,
       26,316,336          5.926%, 7/24/09 .................         1/22/08            26,316,336       18,300,054
       23,210,194          6.488%, 7/24/09 .................         2/12/08            23,210,194       17,798,275
       23,771,844          6.645%, 7/24/09 .................         2/25/08            23,771,843       21,876,187
       11,605,097       Pontus II Trust, junior note, 144A,
                           FRN, 6.488%, 6/25/09 ............         2/29/08            11,605,097        8,899,137
          199,566       PTV Inc., 10.00%, pfd., A ..........   12/07/01 - 3/06/02          279,392          103,774


                    60 | Quarterly Statements of Investments

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL SHARES FUND (CONTINUED)
       52,000,000       Revel Entertainment Group LLC, FRN,
                           First Lien Loan,8.20%,
                           11/30/08 ........................        12/20/07        $   52,000,000   $   50,700,000
       52,000,000       Second Lien Loan, 11.20%, 11/30/08..        12/20/07            52,000,000       51,220,000
                                                                                                     --------------
                        TOTAL RESTRICTED SECURITIES
                           (3.24% of Net Assets) ...........                                         $  602,239,219
                                                                                                     ==============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $9,723,803 as of September 30, 2008.

MUTUAL QUALIFIED FUND
          402,522       AboveNet Inc. ......................   10/02/01 - 8/08/08   $   21,273,721   $   20,126,100
              510       AboveNet Inc., stock grant, grant
                           price $20.95, expiration date
                           9/09/13 .........................    4/17/06 - 9/08/06               --           12,979
           16,099       AboveNet Inc., wts., 9/08/10 .......   10/02/01 - 9/07/07        1,681,195          450,772
        7,519,799       Cerberus CG Investor I LLC .........    7/26/07 - 6/17/08        7,519,799        3,661,752
        6,600,000       Cerberus CG Investor I LLC, 12.00%,
                           7/31/14 .........................         7/26/07             6,600,000        3,213,858
        7,519,799       Cerberus CG Investor II LLC ........    7/26/07 - 6/17/08        7,519,799        3,661,752
        6,600,000       Cerberus CG Investor II LLC, 12.00%,
                           7/31/14 .........................         7/26/07             6,600,000        3,213,858
        3,759,899       Cerberus CG Investor III LLC .......    7/26/07 - 6/17/08        3,759,899        1,830,876
        3,300,000       Cerberus CG Investor III LLC,
                           12.00%, 7/31/14 .................        7/26/07              3,300,000        1,606,929
        4,648,194       Cerberus FIM Investors Auto Finance
                           LLC .............................        11/20/06             4,648,194        1,648,662
       13,935,097       Cerberus FIM Investors Auto Finance
                           LLC, 12.00%, 11/22/13 ...........        11/20/06            13,935,097        4,942,620
          387,180       Cerberus FIM Investors Commercial
                           Finance LLC .....................        11/20/06               387,180          137,328
        1,161,542       Cerberus FIM Investors Commercial
                           Finance LLC, 12.00%, 11/22/13 ...        11/20/06             1,161,542          411,986
          725,710       Cerberus FIM Investors Commercial
                           Mortgage LLC ....................        11/20/06               725,710          257,401
        2,177,131       Cerberus FIM Investors Commercial
                           Mortgage LLC, 12.00%, 11/22/13 ..        11/20/06             2,177,131          772,204
        3,549,493       Cerberus FIM Investors Insurance
                           LLC .............................        11/20/06             3,549,493        1,258,965
       10,648,479       Cerberus FIM Investors Insurance
                           LLC, 12.00%, 11/22/13 ...........        11/20/06            10,648,479        3,776,894
        6,608,423       Cerberus FIM Investors Rescap
                           LLC .............................        11/20/06             6,608,422        2,343,932
       19,825,266       Cerberus FIM Investors Rescap LLC,
                           12.00%, 11/22/13 ................        11/20/06            19,825,266        7,031,796


                    Quarterly Statements of Investments | 61

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL QUALIFIED FUND (CONTINUED)
           48,807   (a) Dana Holding Corp., 4.00%, cvt.
                           pfd., B .........................        12/27/07        $    4,880,700   $    2,806,402
        1,008,199       DecisionOne Corp. ..................    3/12/99 - 7/18/00          700,978               --
        1,284,596       DecisionOne Corp., 12.00%, 4/15/10..    3/12/99 - 7/15/08        1,933,442        1,284,596
          232,502       DecisionOne Corp., FRN, 7.25%,
                           5/12/09 .........................         7/09/07               232,502          232,502
          553,576       DecisionOne Corp., wts., 6/08/17 ...         7/09/07                    --               --
           27,946       Elephant Capital Holdings Ltd. .....    8/29/03 - 3/10/08        3,659,902               --
          659,105       First Chicago Bancorp ..............        11/16/06             9,227,470        7,907,678
          180,986       IACNA Investor LLC .................    7/24/08 - 8/08/08          180,986            1,810
        2,814,856       Imagine Group Holdings Ltd. ........         8/31/04            28,828,348       34,425,689
        1,982,308       International Automotive Components
                           Group Brazil LLC ................    4/13/06 - 8/21/06        1,189,903        4,583,372
          307,801       International Automotive Components
                           Group Japan LLC .................    9/26/06 - 3/27/07        2,674,397        1,236,068
        8,425,843       International Automotive Components
                           Group LLC .......................   1/12/06 - 10/16/06        8,429,135        5,540,834
        1,560,200       International Automotive Components
                           Group NA LLC, 9.00%, 4/01/17 ....         3/30/07             1,583,603        1,269,536
        5,182,488       International Automotive Components
                           Group NA LLC, A .................   3/30/07 - 10/10/07        4,992,710        3,699,778
        1,456,113       Kindred Healthcare Inc. ............    4/28/99 - 7/08/08       13,378,743       38,137,784
                        Motor Coach Industries International
                           Inc.,FRN,
        2,928,160          First Lien DIP Revolver, 9.50%,
                              9/19/09 ......................         9/19/08               872,214          877,804
        2,320,399          Second Lien DIP Trust A Term Loan,
                              14.50%, 9/19/09 ..............         9/22/08             1,856,319        1,937,533
        1,655,772          Second Lien DIP Trust B Term Loan,
                              15.25%, 9/19/09 ..............         9/22/08             1,622,656        1,407,406
                        Motor Coach Industries International
                           Inc., Senior Secured Term Loan,
                           FRN,
        1,893,968          Second Lien, 11.00%, 12/01/08 ...         8/12/08             1,515,175        1,325,778
       26,017,748          Third Lien, 15.649%, 12/01/08 ...    5/27/04 - 8/29/08       26,017,748        8,734,158
                5       Motor Coach Industries International
                           Inc., wts., 5/27/09 .............         3/30/07                    --               --
          129,974       NCB Warrant Holdings Ltd., A .......   12/16/05 - 3/10/08        1,368,433               --
           97,300       Olympus Re Holdings Ltd. ...........        12/19/01             9,577,983          314,026
                        Pontus I LLC, junior note, 144A,
                           FRN,
        6,540,019          5.926%, 7/24/09 .................         1/22/08             6,540,019        4,547,848
        5,768,100          6.488%, 7/24/09 .................         2/12/08             5,768,100        4,423,152
        5,907,713          6.645%, 7/24/09 .................         2/25/08             5,907,713        5,436,610


                    62 | Quarterly Statements of Investments

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL QUALIFIED FUND (CONTINUED)
        2,884,094       Pontus II Trust, junior note, 144A,
                           FRN, 6.488%, 6/25/09 ............         2/29/08        $    2,884,094   $    2,211,610
           92,938       PTV Inc., 10.00%, pfd., A ..........   12/07/01 - 3/06/02          130,113           48,328
        3,434,760       Symetra Financial ..................         7/27/04            39,480,000       49,804,020
                                                                                                     --------------
                        TOTAL RESTRICTED SECURITIES
                           (4.64% of Net Assets) ...........                                         $  242,554,986
                                                                                                     ==============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $2,906,111 as of September 30, 2008.

MUTUAL BEACON FUND
          484,720       AboveNet Inc. ......................   10/02/01 - 8/08/08   $   25,693,460   $   24,236,000
              613       AboveNet Inc., stock grant, grant
                           price $20.95, expiration date
                           9/09/13 .........................    4/17/06 - 9/08/06               --           15,601
           19,829       AboveNet Inc., wts., 9/08/10 .......   10/02/01 - 9/07/07        2,071,196          555,212
       20,610,629       Cerberus CG Investor I LLC .........    7/26/07- 6/17/08        20,610,629       10,036,308
       18,089,600       Cerberus CG Investor I LLC, 12.00%,
                           7/31/14 .........................         7/26/07            18,089,600        8,808,697
       20,610,629       Cerberus CG Investor II LLC ........    7/26/07 - 6/17/08       20,610,629       10,036,308
       18,089,600       Cerberus CG Investor II LLC, 12.00%,
                           7/31/14 .........................         7/26/07            18,089,600        8,808,697
       10,305,315       Cerberus CG Investor III LLC .......    7/26/07 - 6/17/08       10,305,315        5,018,154
        9,044,800       Cerberus CG Investor III LLC,
                           12.00%, 7/31/14 .................         7/26/07             9,044,800        4,404,349
        5,706,149       Cerberus FIM Investors Auto Finance
                           LLC .............................        11/20/06             5,706,149        2,023,906
       17,106,799       Cerberus FIM Investors Auto Finance
                           LLC, 12.00%, 11/22/13 ...........        11/20/06            17,106,799        6,067,587
          475,305       Cerberus FIM Investors Commercial
                           Finance LLC .....................        11/20/06               475,305          168,585
        1,425,915       Cerberus FIM Investors Commercial
                           Finance LLC, 12.00%, 11/22/13 ...        11/20/06             1,425,915          505,756
          890,886       Cerberus FIM Investors Commercial
                           Mortgage LLC ....................        11/20/06               890,886          315,987
        2,672,657       Cerberus FIM Investors Commercial
                           Mortgage LLC, 12.00%, 11/22/13 ..        11/20/06             2,672,657          947,961
        4,357,377       Cerberus FIM Investors Insurance
                           LLC .............................        11/20/06             4,357,377        1,545,512
       13,072,130       Cerberus FIM Investors Insurance
                           LLC, 12.00%, 11/22/13 ...........        11/20/06            13,072,130        4,636,536
        8,112,533       Cerberus FIM Investors Rescap LLC ..        11/20/06             8,112,533        2,877,423
       24,337,605       Cerberus FIM Investors Rescap LLC,
                           12.00%, 11/22/13 ................        11/20/06            24,337,605        8,632,271
           60,625   (a) Dana Holding Corp., 4.00%, cvt
                           pfd., B .........................        12/27/07             6,062,500        3,485,937
        1,142,353       DecisionOne Corp. ..................    3/12/99 - 7/18/00          793,629               --


                    Quarterly Statements of Investments | 63

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL BEACON FUND (CONTINUED)
        1,455,528       DecisionOne Corp., 12.00%,
                           4/15/10 .........................   3/12/99 - 7/15/08    $    2,190,520   $    1,455,528
          263,440       DecisionOne Corp., FRN, 7.25%,
                           5/12/09 .........................        7/09/07                263,440          263,440
          627,237       DecisionOne Corp., wts., 6/08/17 ...        7/09/07                     --               --
           35,242       FE Capital Holdings Ltd. ...........   8/29/03 - 3/11/08         4,615,356               --
        1,157,143       First Chicago Bancorp ..............        11/16/06            16,200,002       13,882,939
          225,943       IACNA Investor LLC .................        7/24/08                225,943            2,259
        2,387,711       International Automotive Components
                           Group Brazil LLC ................   4/13/06 - 8/21/06         1,433,250        5,520,720
          378,194       International Automotive Components
                           Group Japan LLC .................   9/26/06 - 3/27/07         3,285,993        1,518,752
       10,149,082       International Automotive Components
                           Group LLC .......................   1/12/06 - 10/16/06       10,153,048        6,674,036
        1,947,800       International Automotive Components
                           Group NA LLC, 9.00%, 4/01/17 ....        3/30/07              1,977,017        1,584,927
        6,469,827       International Automotive Components
                           Group NA LLC, A .................   3/30/07 - 10/10/07        6,232,907        4,618,809
        1,652,279       Kindred Healthcare Inc. ............   4/28/99 - 7/08/08        15,239,975       43,275,666
                        Motor Coach Industries International
                           Inc., FRN,
        1,149,897          First Lien DIP Revolver, 9.50%,
                              9/19/09 ......................        9/19/08              1,130,643        1,136,443
        3,004,081          Second Lien DIP Trust A Term
                              Loan, 14.50%, 9/19/09 ........        9/22/08              2,403,265        2,508,408
        2,143,629          Second Lien DIP Trust B Term
                              Loan, 15.25%, 9/19/09 ........        9/22/08              2,100,215        1,822,084
                        Motor Coach Industries International
                           Inc., Senior Secured Term Loan,
                           FRN,
        2,452,008          Second Lien, 11.00%, 12/01/08 ...        8/12/08              1,961,606        1,716,405
       33,683,621          Third Lien, 15.649%, 12/01/08 ...   5/27/04 - 8/29/08        33,683,621       11,307,592
                6       Motor Coach Industries International
                           Inc., wts., 5/27/09 .............        3/30/07                     --               --
          163,895       NCB Warrant Holdings Ltd., A .......   12/16/05 - 3/11/08        1,725,660               --
          106,700       Olympus Re Holdings Ltd. ...........        12/19/01            10,503,297          344,364
           29,737       PMG LLC ............................         3/22/04             2,081,593        8,192,557
                        Pontus I LLC, junior note, 144A,
                           FRN,
        8,117,856          5.926%, 7/24/09 .................         1/22/08             8,117,856        5,645,057
        7,159,748          6.488%, 7/24/09 .................         2/12/08             7,159,748        5,490,310
        7,332,951          6.645%, 7/24/09 .................         2/25/08             7,332,951        6,748,194


                    64 | Quarterly Statements of Investments

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL BEACON FUND (CONTINUED)
        3,579,830       Pontus II Trust, junior note, 144A,
                           FRN, 6.488%, 6/25/09 ............         2/29/08        $    3,579,830   $    2,745,122
          114,246       PTV Inc., 10.00%, pfd., A ..........   12/07/01 - 3/06/02          159,944           59,408
        4,450,920       Symetra Financial ..................         7/27/04            51,160,000       64,538,340
                                                                                                     --------------
                        TOTAL RESTRICTED SECURITIES
                           (5.24% of Net Assets) ...........                                         $  294,178,147
                                                                                                     ==============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $3,609,750 as of September 30, 2008.

MUTUAL DISCOVERY FUND
          366,651       AboveNet Inc. ......................   10/02/01 - 8/08/08   $   19,186,841   $   18,332,550
              464       AboveNet Inc., stock grant, grant
                           price $20.95, expiration date
                           9/09/13 .........................    4/17/06 - 9/08/06               --           11,809
           14,911       AboveNet Inc., wts., 9/08/10 .......   10/02/01 - 9/07/07        1,843,189          417,508
        9,005,073       Cerberus CG Investor I LLC .........    7/26/07 - 6/17/08        9,005,073        4,385,004
        7,903,600       Cerberus CG Investor I LLC, 12.00%,
                           7/31/14 .........................         7/26/07             7,903,600        3,848,644
        9,005,073       Cerberus CG Investor II LLC ........    7/26/07 - 6/17/08        9,005,073        4,385,004
        7,903,600       Cerberus CG Investor II LLC, 12.00%,
                           7/31/14 .........................         7/26/07             7,903,600        3,848,644
        4,502,537       Cerberus CG Investor III LLC .......    7/26/07 - 6/17/08        4,502,537        2,192,502
        3,951,800       Cerberus CG Investor III LLC,
                           12.00%, 7/31/14 .................         7/26/07             3,951,800        1,924,322
        8,723,795       Cerberus FIM Investors Auto Finance
                           LLC .............................        11/20/06             8,723,795        3,094,231
       26,153,583       Cerberus FIM Investors Auto Finance
                           LLC, 12.00%, 11/22/13 ...........        11/20/06            26,153,583        9,276,378
          726,666       Cerberus FIM Investors Commercial
                           Finance LLC .....................        11/20/06               726,666          257,740
        2,179,997       Cerberus FIM Investors Commercial
                           Finance LLC, 12.00%, 11/22/13 ...        11/20/06             2,179,997          773,220
        1,362,023       Cerberus FIM Investors Commercial
                           Mortgage LLC ....................        11/20/06             1,362,023          483,094
        4,086,069       Cerberus FIM Investors Commercial
                           Mortgage LLC, 12.00%, 11/22/13 ..        11/20/06             4,086,069        1,449,282
        6,661,738       Cerberus FIM Investors Insurance
                           LLC .............................        11/20/06             6,661,738        2,362,842
       19,985,213       Cerberus FIM Investors Insurance
                           LLC, 12.00%, 11/22/13 ...........        11/20/06            19,985,213        7,088,528
       12,402,778       Cerberus FIM Investors Rescap
                           LLC .............................        11/20/06            12,402,778        4,399,124
       37,208,337       Cerberus FIM Investors Rescap
                           LLC, 12.00%, 11/22/13 ...........        11/20/06            37,208,337       13,197,373
           60,625   (a) Dana Holding Corp., 4.00%, cvt.
                           pfd., B .........................        12/27/07             6,062,500        3,485,937


                    Quarterly Statements of Investments | 65

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL DISCOVERY FUND (CONTINUED)
          359,884       DecisionOne Corp. ..................   9/28/99 - 7/18/00    $      273,004   $           --
          458,546       DecisionOne Corp., 12.00%,
                           4/15/10 .........................   10/29/99 - 7/15/08          711,304          458,546
           82,993       DecisionOne Corp., FRN, 7.25%,
                           5/12/09 .........................        7/09/07                 82,993           82,993
          197,603       DecisionOne Corp., wts., 6/08/17 ...        7/09/07                     --               --
           29,212       FE Capital Holdings Ltd. ...........   8/29/03 - 3/10/08         3,825,606               --
          402,771       IACNA Investor LLC .................        7/24/08                402,771            4,028
        4,551,501       Imagine Group Holdings Ltd. ........        8/31/04             46,614,197       55,664,857
        3,204,016       International Automotive Components
                           Group Brazil LLC ................   4/13/06 - 8/21/06         1,923,244        7,408,130
          650,533       International Automotive Components
                           Group Japan LLC .................   9/26/06 - 3/27/07         5,652,170        2,612,412
       13,618,870       International Automotive Components
                           Group LLC .......................   1/12/06 - 10/16/06       13,624,192        8,955,769
        3,472,200       International Automotive Components
                           Group NA LLC, 9.00%, 4/01/17 ....        3/30/07              3,524,283        2,825,333
       11,533,276       International Automotive Components
                           Group NA LLC, A .................   3/30/07 - 10/10/07       11,110,938        8,233,605
        1,144,480       Kindred Healthcare Inc. ............   5/20/99 - 7/08/08        10,783,439       29,975,648
                        Motor Coach Industries International
                           Inc., FRN,
        1,046,796          First Lien DIP Revolver,9.50%,
                           9/19/09 .........................        9/19/08              1,027,902        1,034,548
        2,734,737          Second Lien DIP Trust A Term
                              Loan,14.50%, 9/19/09 .........        9/22/08              2,188,290        2,283,505
        1,951,432          Second Lien DIP Trust B Term
                              Loan,15.25%, 9/19/09 .........        9/22/08              1,911,851        1,658,717
                        Motor Coach Industries International
                           Inc., Senior Secured Term Loan,
                           FRN,
        2,232,162          Second Lien, 11.00%, 12/01/08 ...        8/12/08              1,785,729        1,562,513
       30,663,564          Third Lien, 15.649%, 12/01/08 ...   5/27/04 - 8/29/08        30,663,564       10,293,759
                5       Motor Coach Industries International
                           Inc., wts., 5/27/09 .............        3/30/07                     --               --
          135,864       NCB Warrant Holdings Ltd., A .......   12/16/05 - 3/10/08        1,430,514               --
           47,160       Olympus Re Holdings Ltd. ...........        12/19/01             4,642,320          152,204
                        Pontus I LLC, junior note, 144A,
                           FRN,
       17,284,745          5.926%, 7/24/09 .................        1/22/08             17,284,745       12,019,598
       15,244,597          6.488%, 7/24/09 .................        2/12/08             15,244,597       11,690,015
       15,613,441          6.645%, 7/24/09 .................        2/25/08             15,613,441       14,368,366


                    66 | Quarterly Statements of Investments

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                            ISSUER                           DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL DISCOVERY FUND (CONTINUED)
        7,622,342       Pontus II Trust, junior note, 144A,
                           FRN, 6.488%, 6/25/09 ...........          2/29/08        $    7,622,342   $    5,845,041
           86,280       PTV Inc., 10.00%, pfd., A .........    12/07/01 - 3/06/02          120,792           44,866
                                                                                                     --------------
                        TOTAL RESTRICTED SECURITIES
                           (1.85% of Net Assets) ..........                                          $  262,388,189
                                                                                                     ==============

(a) The Fund also invests in unrestricted securities of the issuer, valued at $5,348,032 as of September 30, 2008.

MUTUAL EUROPEAN FUND
           92,335       AboveNet Inc. ......................   10/02/01 - 8/08/08   $    4,888,399   $    4,616,750
              117       AboveNet Inc., stock grant, grant
                        price $20.95, expiration date
                        9/09/13 ............................    4/17/06 - 9/08/06               --            2,978
            3,781       AboveNet Inc., wts., 9/08/10 .......   10/02/01 - 9/07/07          392,580          105,868
       16,127,149       Euro Wagon LP ......................   12/08/05 - 1/02/08        6,213,779       15,605,680
           16,080       Olympus Re Holdings Ltd. ...........        12/19/01             1,582,877           51,897
           46,841       PTV Inc., 10.00%, pfd., A ..........   12/07/01 - 3/06/02           65,577           24,357
                                                                                                     --------------
                        TOTAL RESTRICTED SECURITIES
                           (0.94% of Net Assets)                                                     $   20,407,530
                                                                                                     ==============
MUTUAL FINANCIAL SERVICES FUND
          350,000       Atlantic Banc Holdings Inc. ........        2/01/07         $    3,500,000        4,040,551
        1,139,363       Cerberus CG Investor I LLC .........   7/26/07 - 6/17/08         1,139,363          554,811
        1,000,000       Cerberus CG Investor I LLC,
                           12.00%, 7/31/14 .................         7/26/07             1,000,000          486,948
        1,139,363       Cerberus CG Investor II LLC ........   7/26/07 - 6/17/08         1,139,363          554,811
        1,000,000       Cerberus CG Investor II LLC,
                           12.00%, 7/31/14 .................        7/26/07              1,000,000          486,948
          569,682       Cerberus CG Investor III LLC .......   7/26/07 - 6/17/08           569,682          277,406
          500,000       Cerberus CG Investor III LLC,
                           12.00%, 7/31/14 .................        7/26/07                500,000          243,474
        1,255,339       Cerberus FIM Investors Auto
                           Finance LLC .....................       11/20/06              1,255,339          445,254
        3,763,457       Cerberus FIM Investors Auto
                           Finance LLC, 12.00%,
                           11/22/13 ........................       11/20/06              3,763,457        1,334,855
          104,566       Cerberus FIM Investors Commercial
                           Finance LLC .....................       11/20/06                104,566           37,088
          313,698       Cerberus FIM Investors Commercial
                           Finance LLC, 12.00%,
                           11/22/13 ........................       11/20/06                313,698          111,265
          195,993       Cerberus FIM Investors Commercial
                           Mortgage LLC ....................       11/20/06                195,993           69,517
          587,978       Cerberus FIM Investors Commercial
                           Mortgage LLC, 12.00%,
                           11/22/13 ........................       11/20/06                587,978          208,549
          958,613       Cerberus FIM Investors Insurance
                         LLC ...............................       11/20/06                958,613          340,009


                    Quarterly Statements of Investments | 67

Franklin Mutual Series Funds

5. RESTRICTED SECURITIES (CONTINUED)

PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                   ACQUISITION
CONTRACTS                           ISSUER                            DATES               COST             VALUE
-----------------   ----------------------------------------   ------------------   --------------   --------------
MUTUAL FINANCIAL SERVICES FUND (CONTINUED)
        2,875,838       Cerberus FIM Investors Insurance
                        LLC, 12.00%, 11/22/13 ..............        11/20/06        $    2,875,838   $    1,020,027
        1,784,739       Cerberus FIM Investors Rescap
                        LLC ................................        11/20/06             1,784,739          633,027
        5,354,217       Cerberus FIM Investors Rescap
                        LLC, 12.00%, 11/22/13 ..............        11/20/06             5,354,217        1,899,080
            5,268       Elephant Capital Holdings Ltd. .....    8/29/03 - 3/10/08          689,942               --
          496,868       First Chicago Bancorp ..............        11/16/06             6,956,152        5,961,224
          551,589       Imagine Group Holdings Ltd. ........         8/31/04             5,649,099        6,745,933
           25,741       NCB Warrant Holdings Ltd., A .......   12/16/05 - 3/10/08          271,013               --
            7,480       Olympus Re Holdings Ltd.
                        Pontus I LLC, junior note, 144A,
                        FRN, ...............................        12/19/01               736,314           24,141

          981,384       5.926%, 7/24/09 ....................         1/22/08               981,384          682,442
          865,518       6.488%, 7/24/09 ....................         2/12/08               865,518          663,706
          886,446       6.645%, 7/24/09 ....................         2/25/08               886,446          815,757
          432,803       Pontus II Trust, junior note, 144A,
                           FRN, 6.488%, 6/25/09 ............         2/29/08               432,803          331,887
          968,500       Star Asia Finance Ltd., 144A .......    2/22/07 - 5/18/07        9,836,925        1,917,630
        1,020,510       Symetra Financial ..................         7/27/04            11,730,000       14,797,395
          456,903       The Bankshares Inc. ................         3/22/07             4,569,030        4,352,839
          604,938       United Fiduciary LLC, pfd. .........         3/31/08               604,938          513,532
                                                                                                     --------------
                        TOTAL RESTRICTED SECURITIES
                           (8.15% of Net Assets) ...........                                         $   49,550,106
                                                                                                     ==============

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the nine months ended September 30, 2008, were as shown below.

                          NUMBER OF SHARES/                         NUMBER OF SHARES/
                         WARRANTS/CONTRACTS/                       WARRANTS/CONTRACTS/
                           PRINCIPAL AMOUNT                          PRINCIPAL AMOUNT     VALUE AT                  REALIZED
                          HELD AT BEGINNING     GROSS      GROSS       HELD AT END OF       END OF      INVESTMENT   CAPITAL
NAME OF ISSUER                OF PERIOD       ADDITIONS REDUCTIONS         PERIOD           PERIOD         INCOME   GAIN (LOSS)
------------------------ ------------------- ---------- ---------- -------------------- ------------    ---------- ------------
MUTUAL SHARES FUND
NON-CONTROLLED
   AFFILIATES
AboveNet Inc. ..........        810,649        31,771           --        842,420       $ 42,121,000     $     --  $         --
AboveNet Inc., stock
   grant, grant price
   $20.95, expiration
   date 9/09/13 ........          1,065            --           --          1,065             27,104           --            --
AboveNet Inc., wts.,
   9/08/08 .............         29,283            --       29,283             --                 --           --            --
AboveNet Inc., wts.,
   9/08/10 .............         34,449            --           --         34,449            964,572           --            --
Alexander's Inc. .......        326,675            --           --        326,675        130,670,000           --            --
Beazer Homes USA Inc. ..      2,147,880            --    2,147,880             --                 --           --   (68,675,999)
Community Health Systems
   Inc. ................      4,806,000            --           --      4,806,000                 --(a)        --            --
DecisionOne Corp. ......      1,879,100            --           --      1,879,100                 --           --            --
DecisionOne Corp.,
   12.00%, 4/15/10 .....      2,322,817        71,437           --      2,394,254          2,394,254      211,190            --


                    68 | Quarterly Statements of Investments

Franklin Mutual Series Funds

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                          NUMBER OF SHARES/                         NUMBER OF SHARES/
                         WARRANTS/CONTRACTS/                       WARRANTS/CONTRACTS/
                           PRINCIPAL AMOUNT                          PRINCIPAL AMOUNT     VALUE AT                   REALIZED
                          HELD AT BEGINNING     GROSS      GROSS       HELD AT END OF      END OF       INVESTMENT   CAPITAL
NAME OF ISSUER                OF PERIOD       ADDITIONS REDUCTIONS         PERIOD          PERIOD         INCOME    GAIN (LOSS)
------------------------ ------------------- ---------- ---------- -------------------- ------------    ---------- ------------
MUTUAL SHARES FUND
   (CONTINUED)
NON-CONTROLLED
   AFFILIATES
   (CONTINUED)
DecisionOne Corp., FRN,
   7.25%, 5/12/09 ......          433,342            --         --         433,342      $    433,342    $   26,281 $         --
DecisionOne Corp., wts.,
   6/08/17 .............        1,031,766            --         --       1,031,766                --            --           --
Elephant Capital
   Holdings Ltd. .......           26,671        38,163         --          64,834                --            --           --
Esmark Inc. ............        8,341,744            --  8,341,744              --                --            --    6,072,725
Federal Signal Corp. ...        3,360,800            --         --       3,360,800        46,042,960       604,944           --
GLCP Harrah's Investment
   LP ..................               --    22,185,100         --      22,185,100         6,655,530            --           --
Guaranty Bancorp .......        5,731,834            --         --       5,731,834        34,964,187            --           --
IACNA Investor LLC .....               --       678,719         --         678,719             6,787            --           --
International Automotive
   Components Group
   Brazil LLC ..........        6,069,096            --         --       6,069,096        14,032,594            --           --
International Automotive
   Components Group
   Japan LLC ...........        1,104,272            --         --       1,104,272         4,434,538            --           --
International Automotive
   Components
   Group LLC ...........       25,796,752            --         --      25,796,752        16,963,944            --           --
International Automotive
   Components Group NA
   LLC, 9.00%,
   4/01/17 .............        5,851,000            --         --       5,851,000         4,760,965       394,942           --
International Automotive
   Components Group NA
   LLC, A ..............       19,434,979            --         --      19,434,979        13,874,632            --           --
Kindred Healthcare
   Inc. ................        2,860,528        22,669         --       2,883,197        75,515,254            --           --
Kindred Healthcare Inc.,
   stock grants:
   grant price $18.15,
      expiration date
      7/17/11 ..........            9,997            --      9,997              --                --            --           --
   grant price $19.87,
      expiration date
      1/01/12 ..........            2,999            --      2,999              --                --            --           --
   grant price $6.94,
      expiration date
      1/01/13 ..........            2,986            --      2,986              --                --            --           --
   grant price $19.87,
      expiration date
      1/01/14 ..........            2,230            --      2,230              --                --            --           --
   grant price $21.33,
      expiration date
      1/10/15 ..........            1,238            --      1,238              --                --            --           --
   grant price $22.08,
      expiration date
      1/10/16 ..........              619            --        619              --                --            --           --
   grant price $19.40,
      expiration date
      1/10/17 ..........               --           619        619              --                --            --           --
Tenet Healthcare
   Corp. ...............       25,881,411            --         --      25,881,411       143,641,831            --           --
TVMAX Holdings Inc. ....          257,217            --         --         257,217                --            --           --
TVMAX Holdings Inc.,
   PIK, 11.50%,
   12/31/08 ............          632,919       248,253      9,927         871,245           609,871        63,931           --
TVMAX Holdings Inc.,
   PIK, 14.00%,
   12/31/08 ............        1,595,750       178,990         --       1,774,740         1,242,318       155,268           --
White Mountains
   Insurance Group
   Ltd .................          729,457            --         --         729,457       342,662,426       917,828           --
                                                                                        ------------    ---------- ------------
   TOTAL AFFILIATED
      SECURITIES (4.74%
      of Net Assets) ...                                                                $882,018,109    $2,374,384 $(62,603,274)
                                                                                        ============    ========== ============

(a)  As of September 30, 2008, no longer an affiliate.


                    Quarterly Statements of Investments | 69

Franklin Mutual Series Funds

6.  HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                          NUMBER OF SHARES/                         NUMBER OF SHARES/
                              WARRANTS/                                 WARRANTS/
                           PRINCIPAL AMOUNT                          PRINCIPAL AMOUNT     VALUE AT                    REALIZED
                          HELD AT BEGINNING     GROSS      GROSS       HELD AT END OF      END OF      INVESTMENT     CAPITAL
NAME OF ISSUER                OF PERIOD       ADDITIONS REDUCTIONS         PERIOD          PERIOD         INCOME    GAIN (LOSS)
------------------------ ------------------- ---------- ---------- -------------------- ------------    ---------- -------------
MUTUAL QUALIFIED FUND
NON-CONTROLLED
   AFFILIATES
DecisionOne Corp. ......       1,008,199            --          --       1,008,199      $         --    $      --  $         --
DecisionOne Corp.,
   12.00%, 4/15/10 .....       1,246,268        38,328          --       1,284,596         1,284,596      113,310            --
DecisionOne Corp.,
   FRN , 7.25%,
   5/12/09 .............         232,502            --          --         232,502           232,502       14,101            --
DecisionOne Corp.,
   wts., 6/08/17 .......         553,576            --          --         553,576                --           --            --
Elephant Capital.
   Holdings Ltd. .......          11,496        16,450          --          27,946                --           --            --
Esmark Inc. ............       3,087,162            --   3,087,162              --                --           --     2,247,351
First Chicago Bancorp ..         659,105            --          --         659,105         7,907,678           --            --
Imagine Group Holdings
   Ltd .................       2,814,856            --          --       2,814,856        34,425,689           --            --
Imperial Capital
   Bancorp Inc. ........         445,796            --          --         445,796         3,865,051       71,327            --
White River Capital
   Inc. ................         549,751            --          --         549,751         7,559,076           --            --
                                                                                        ------------    ---------- ------------
TOTAL AFFILIATED
   SECURITIES (1.06%
   of Net Assets) .................................................................     $ 55,274,592    $  198,738 $  2,247,351
                                                                                        ============    ========== ============
MUTUAL BEACON FUND
   CONTROLLED
   AFFILIATES(a)
PMG, LLC ...............          29,737            --          --          29,737      $  8,192,557    $       -- $         --
                                                                                        ------------    ---------- ------------
NON-CONTROLLED
   AFFILIATES
DecisionOne Corp. .....        1,142,353            --          --       1,142,353                --           --            --
DecisionOne Corp.,
   12.00%, 4/15/10 .....       1,412,099        43,429          --       1,455,528         1,455,528      128,388            --
DecisionOne Corp.,
   FRN, 7.25%,
   5/12/09 .............         263,440            --          --         263,440           263,440       15,977            --
DecisionOne Corp.,
   wts., 6/08/17 .......         627,237            --          --         627,237                --           --            --
Esmark Inc. ............       3,954,729            --   3,954,729              --                --           --     2,879,013
Farmer Brothers Co. ....       1,033,896            --          --       1,033,896        25,712,994      356,694            --
FE Capital Holdings
   Ltd .................          14,498        20,744          --          35,242                --           --            --
First Chicago Bancorp          1,157,143            --          --       1,157,143        13,882,939           --            --
                                                                                        ------------    ---------- ------------
TOTAL NON-CONTROLLED
   AFFILIATES .....................................................................     $ 41,314,901    $  501,059 $  2,879,013
                                                                                        ------------    ---------- ------------
TOTAL AFFILIATED
   SECURITIES
   (0.88% of Net
   Assets) ........................................................................     $ 49,507,458    $  501,059 $  2,879,013
                                                                                        ============    ========== ============

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

MUTUAL DISCOVERY FUND
   CONTROLLED
   AFFILIATES(a)
Hancock Discovery
   LLC ..............          8,758,216            --   8,758,216              --      $         --    $       -- $(10,726,352)
                                                                                        ------------    ---------- ------------
NON-CONTROLLED
   AFFILIATES
Aker Yards ASA ......          5,752,030            --   5,752,030              --                --            --  (18,932,573)
Augsberg Re AG ......             66,860            --      66,860              --                --            --      (66,860)
Augsberg Re AG,
   zero cpn., 8/31/08            768,890            --     768,890              --                --            --     (583,420)
CSM NV ..............          4,036,926            --          --       4,036,926       101,535,943     4,735,067           --
Dockwise Ltd. .......         12,379,100            --          --      12,379,100        23,266,610            --           --
Esmark Inc. .........          3,850,425            --   3,850,425              --                --            --    2,803,193
Farmer Brothers Co. .            904,637            --          --         904,637        22,498,322       312,100           --
FE Capital
   Holdings Ltd. ....             12,017        17,195          --          29,212                --            --           --
IACNA Investor LLC ..                 --       402,771          --         402,771             4,028            --           --
Imagine Group
   Holdings Ltd. ....          4,551,501            --          --       4,551,501        55,664,857            --           --


                    70 | Quarterly Statements of Investments

Franklin Mutual Series Funds

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

                          NUMBER OF SHARES/                         NUMBER OF SHARES/
                         WARRANTS/CONTRACTS/                       WARRANTS/CONTRACTS/
                           PRINCIPAL AMOUNT                          PRINCIPAL AMOUNT     VALUE AT                  REALIZED
                          HELD AT BEGINNING     GROSS      GROSS       HELD AT END OF       END OF      INVESTMENT   CAPITAL
NAME OF ISSUER                OF PERIOD       ADDITIONS REDUCTIONS         PERIOD           PERIOD         INCOME   GAIN (LOSS)
------------------------ ------------------- ---------- ---------- -------------------- ------------    ---------- -------------
MUTUAL DISCOVERY FUND
NON-CONTROLLED
   AFFILIATES
   (CONTINUED)
International
   Automotive
   Components
Group Brazil LLC .......         3,204,016           --     --        3,204,016         $  7,408,130    $       -- $  (1,917,450)
International
   Automotive Components
   Group Japan LLC .....           650,533           --     --          650,533            2,612,412            --    (4,692,850)
Kloeckner & Co. SE .....         2,796,264           --     --        2,796,264           65,689,529     2,757,992            --
Marine Harvest .........       164,857,626   13,851,655     --      178,709,281           87,239,018            --            --
                                                                                        ------------    ---------- -------------
TOTAL NON-CONTROLLED
   AFFILIATES ..........                                                                $365,918,849    $7,805,159 $ (23,389,960)
                                                                                        ------------    ---------- -------------
TOTAL AFFILIATED
   SECURITIES (2.58% of
   Net Assets) .........                                                                $365,918,849    $7,805,159 $ (34,116,312)
                                                                                        ------------    ---------- -------------

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

MUTUAL EUROPEAN FUND
CONTROLLED AFFILIATES(a)
Euro Wagon LP ..........        16,127,149           --         --    16,127,149        $ 15,605,680    $       -- $          --
                                                                                        ------------    ---------- -------------
NON-CONTROLLED
AFFILIATES
Globe Speciality
   Metals Inc., 144A ...         2,830,952           --  1,400,952    1,430,000                   --(b)         --    30,699,277
                                                                                        ------------    ---------- -------------
TOTAL AFFILIATED
   SECURITIES (0.72% of
   Net Assets) .........                                                                $ 15,605,680    $       -- $  30,699,277
                                                                                        ============    ========== =============

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

(b)  As of September 30, 2008, no longer an affiliate.

MUTUAL FINANCIAL
   SERVICES FUND
NON-CONTROLLED
   AFFILIATES
AB&T Financial
   Corp.(a) ...........            226,100           --         --       226,100        $  1,582,700    $       -- $          --
Atlantic Banc
   Holdings Inc. ......            350,000           --         --       350,000           4,040,551            --            --
Franconofurt AG .......            499,260           --    326,150       173,110                  --(b)         --    (2,565,160)
Protector Forsikring
   ASA ................          4,360,410           --         --     4,360,410                  --(b)         --            --
                                                                                        ------------    ---------- -------------
TOTAL AFFILIATED
   SECURITIES (0.92% of
   Net Assets) ........                                                                 $  5,623,251    $       -- $  (2,565,160)
                                                                                        ============    ========== =============

(a)  Alliance Bank & Trust Co. changed its name to AB&T Financial Corp.

(b)  As of September 30, 2008, no longer an affiliate.

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.


                    Quarterly Statements of Investments | 71

Franklin Mutual Series Funds

8. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No.157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Funds' assets and liabilities carried at fair value:

                                              LEVEL 1           LEVEL 2         LEVEL 3          TOTAL
                                          ---------------   --------------   ------------   ---------------
MUTUAL SHARES FUND
   ASSETS:
      Investments in Securities .......   $13,906,128,243   $3,908,405,478   $672,638,360   $18,487,172,081
      Other Financial Instruments(a) ..                --      286,761,526             --       286,761,526
   LIABILITIES:
      Securities Sold Short ...........        34,190,569               --             --   $    34,190,569
      Other Financial Instruments(a) ..                --       21,439,054             --        21,439,054

MUTUAL QUALIFIED FUND
   ASSETS:
      Investments in Securities .......   $ 2,719,776,895   $1,998,144,665   $290,054,573   $ 5,007,976,133
      Other Financial Instruments(a) ..                --       91,332,594             --        91,332,594
   LIABILITIES:
      Other Financial Instruments(a) ..                --        5,474,098             --   $     5,474,098

MUTUAL BEACON FUND
   ASSETS:
      Investments in Securities .......   $ 4,263,695,612   $  858,696,775   $350,733,755   $ 5,473,126,142
      Other Financial Instruments(a) ..                --      103,686,584             --       103,686,584
   LIABILITIES:
      Other Financial Instruments(a) ..                --       19,290,608             --   $    19,290,608


                    72 | Quarterly Statements of Investments

Franklin Mutual Series Funds

8. FAIR VALUE MEASUREMENTS (CONTINUED)

                                              LEVEL 1          LEVEL 2         LEVEL 3          TOTAL
                                          --------------   --------------   ------------   ---------------
MUTUAL DISCOVERY FUND
   ASSETS:
      Investments in Securities .......   $6,912,732,707   $6,190,944,185   $289,865,199   $13,393,542,091
      Other Financial Instruments(a) ..               --      385,832,081             --       385,832,081
   LIABILITIES:
      Other Financial Instruments(a) ..               --       29,046,416             --   $    29,046,416

MUTUAL EUROPEAN FUND
   ASSETS:
      Investments in Securities .......   $1,432,193,282   $  600,405,463   $ 21,587,232   $ 2,054,185,977
      Other Financial Instruments(a) ..               --      126,036,133             --       126,036,133
   LIABILITIES:
      Securities Sold Short ...........       11,557,327               --             --   $    11,557,327
      Other Financial Instruments(a) ..               --       18,762,745             --        18,762,745

MUTUAL FINANCIAL SERVICES FUND
   ASSETS:
      Investments in Securities .......   $  351,896,165   $  185,156,990   $ 49,550,105   $   586,603,260
      Other Financial Instruments(a) ..               --       19,503,602             --        19,503,602
   LIABILITIES:
      Other Financial Instruments(a) ..               --        3,434,878             --   $     3,434,878

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.

At September 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                               MUTUAL SHARES
                                                                   FUND
                                                                INVESTMENTS
                                                               IN SECURITIES
                                                              --------------
Beginning Balance - January 1, 2008 .......................   $1,008,166,894
                                                              --------------
   Net realized gain (loss) ...............................        6,076,032
   Net change in unrealized appreciation (depreciation) ...     (313,461,342)
   Net purchases (sales) ..................................      (22,652,828)
   Transfers in and/or out of Level 3 .....................       (5,490,396)
                                                              --------------
Ending Balance ............................................   $  672,638,360
                                                              --------------
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....   $ (356,235,428)
                                                              --------------


                    Quarterly Statements of Investments | 73

Franklin Mutual Series Funds

8. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                  MUTUAL
                                                              QUALIFIED FUND
                                                                INVESTMENTS
                                                               IN SECURITIES
                                                              --------------
Beginning Balance - January 1, 2008 .......................   $ 422,461,938
                                                              -------------
   Net realized gain (loss) ...............................       2,248,475
   Net change in unrealized appreciation (depreciation) ...     (96,003,887)
   Net purchases (sales) ..................................     (30,085,662)
   Transfers in and/or out of Level 3 .....................      (8,566,291)
                                                              -------------
Ending Balance ............................................   $ 290,054,573
                                                              -------------
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....   $(111,963,191)
                                                              -------------

                                                               MUTUAL BEACON
                                                                   FUND
                                                                INVESTMENTS
                                                               IN SECURITIES
                                                              --------------
Beginning Balance - January 1, 2008 .......................   $ 528,497,600
                                                              -------------
   Net realized gain (loss) ...............................       2,880,309
   Net change in unrealized appreciation (depreciation) ...    (140,746,616)
   Net purchases (sales) ..................................     (36,155,347)
   Transfers in and/or out of Level 3 .....................      (3,742,191)
                                                              -------------
Ending Balance ............................................   $ 350,733,755
                                                              -------------
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....   $(162,516,678)
                                                              -------------

                                                                  MUTUAL
                                                              DISCOVERY FUND
                                                                INVESTMENTS
                                                               IN SECURITIES
                                                              --------------
Beginning Balance -January 1, 2008 ........................   $ 411,076,030
                                                              -------------
   Net realized gain (loss) ...............................       2,153,179
   Net change in unrealized appreciation (depreciation) ...    (109,581,353)
   Net purchases (sales) ..................................     (11,081,969)
   Transfers in and/or out of Level 3 .....................      (2,700,688)
                                                              -------------
Ending Balance ............................................   $ 289,865,199
                                                              -------------
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....   $(133,625,633)
                                                              -------------


                    74 | Quarterly Statements of Investments

Franklin Mutual Series Funds

8. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                                  MUTUAL
                                                              EUROPEAN FUND
                                                               INVESTMENTS
                                                              IN SECURITIES
                                                              -------------
Beginning Balance - January 1, 2008 .......................   $ 59,565,050
                                                              ------------
   Net realized gain (loss) ...............................       (174,183)
   Net change in unrealized appreciation (depreciation) ...     31,931,042
   Net purchases (sales) ..................................       (376,353)
   Transfers in and/or out of Level 3 .....................    (69,358,324)
                                                              ------------
Ending Balance ............................................   $ 21,587,232
                                                              ------------
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....   $ (5,303,665)
                                                              ------------

                                                                  MUTUAL
                                                                FINANCIAL
                                                              SERVICES FUND
                                                               INVESTMENTS
                                                              IN SECURITIES
                                                              -------------
Beginning Balance - January 1, 2008 .......................   $ 65,170,199
                                                              ------------
   Net realized gain (loss) ...............................       (104,510)
   Net change in unrealized appreciation (depreciation) ...    (17,626,139)
   Net purchases (sales) ..................................      4,961,739
   Transfers in and/or out of Level 3 .....................     (2,851,184)
                                                              ------------
Ending Balance ............................................   $ 49,550,105
                                                              ------------
Net change in unrealized appreciation (depreciation)
   attributable to assets still held at end of period .....   $(17,760,456)
                                                              ------------

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, the FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 75


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/GALEN G. VETTER
  ------------------------------
    Galen G. Vetter
     Chief Executive Officer - Finance
      and Administration
     Date  November 25, 2008

By  /s/LAURA F. FERGERSON
   -----------------------------
     Laura F. Fergerson
     Chief Financial Officer and
      Chief Accounting Officer
     Date  November 25, 2008